     As filed with the Securities and Exchange Commission on April 20, 2001
                                                              FILE NO. 333-62811
================================================================================


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               -----------------

                                    FORM N-4

             REGISTRATION STATEMENT UNDER SECURITIES ACT OF 1933       / /

                         PRE-EFFECTIVE AMENDMENT NO.                   / /

                       POST-EFFECTIVE AMENDMENT NO. 5                  /X/

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                               COMPANY ACT of 1940                     / /

                                AMENDMENT NO. 34                       /X/

                               -----------------

                    PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
                           (Exact Name of Registrant)

                               -----------------

                     THE PENN MUTUAL LIFE INSURANCE COMPANY
                               (Name of Depositor)

                               -----------------

                                600 Dresher Road
                           Horsham, Pennsylvania 19044
              (Address of Principal Executive Offices of Depositor)
                   Depositor's Telephone Number: 215-956-8000

                               -----------------

                                Richard F. Plush
                      Vice President, Products and Programs
                     The Penn Mutual Life Insurance Company
                                600 Dresher Road
                           Horsham, Pennsylvania 19044
                     (Name and Address of Agent for Service)

                                    Copy to:

                                C. Ronald Rubley
                           Morgan, Lewis & Bockius LLP
                               1701 Market Street
                             Philadelphia, PA 19103

                               -----------------

  It is proposed that this filing will become effective (check appropriate box)

    immediately upon filing pursuant to paragraph (b) of Rule 485
---
 X  on May 1, 2001 pursuant to paragraph (b) of Rule 485
---
    60 days after filing pursuant to paragraph (a) of Rule 485
---
    on (date) pursuant to paragraph (a) of Rule 485
---

                                          CROSS REFERENCE SHEET
=============================================================================================================

                                                                                   Location in Statement of
Form N-4 Item Number                        Location in Prospectuses               Additional Information
--------------------                        ------------------------               ------------------------
Item  1.     Cover Page                     Cover Page                                        N/A

Item  2.     Definitions                    Glossary                                          N/A

Item  3.     Synopsis or Highlights         Cover Page; Expenses                              N/A

Item  4.     Condensed Financial            N/A                                               N/A
             Information


Item  5.     General Description            The Penn Mutual Life                              N/A
             of Registrant, Depositor       Insurance Company;
             and Portfolio Companies        The Separate Account

Item  6.     Deductions and Expenses        The Contract - What Charges                       N/A
                                            Do I Pay?

Item  7.     General Description            The Contract                                      N/A
             of Variable Annuity
             Contracts

Item  8.     Annuity Period Options         The Contract - What Types of                      N/A
                                            Annuity Payments May I Choose?

Item  9.     Death Benefit On Death         The Contract - What are the Death                 N/A
                                            Benefits Under My Contract?

Item 10.     Purchases and Contract         The Contract - How Do I Purchase                  N/A
             Value                          a Contract?
                                            The Separate Account -
                                            Accumulation Units

Item 11.     Redemptions                    The Contract - May I Withdraw Any                 N/A
                                            of My Money?

Item 12.     Taxes                          Federal Income Tax                                N/A
                                            Considerations

Item 13.     Legal Proceedings              N/A                                               N/A

Item 14.     Table of Contents of           Statement of Additional                           N/A
             Statement of Additional        Information Contents
             Information

Item 15.     Cover Page                     N/A                                               Cover Page

Item 16.     Table of Contents              N/A                                               Cover Page

Item 17.     General Information            N/A                                               N/A
             and History

                                                                                   Location in Statement of
Form N-4 Item Number                        Location in Prospectuses               Additional Information
--------------------                        ------------------------               ------------------------
Item 18.     Services                       N/A                                    Administrative and
                                                                                   Recordkeeping
                                                                                   Services; Custodian;
                                                                                   Independent Auditors

Item 19.     Purchase of Securities         The Contract - How Do I Purchase       Distribution of
             Being Offered and Expenses     a Contract?                            Contracts
                                            The Contract - May I Transfer
                                            Money Among Investment Options?
                                            The Contract - What Charges Do
                                            I Pay?

Item 20.     Underwriters                   N/A                                    Distribution of
                                                                                   Contracts

Item 21.     Calculation of Performance     N/A                                    Performance Data
             Data

Item 22.     Annuity Payments               N/A                                    Variable Annuity
                                                                                   Payments

Item 23.     Financial Statements           N/A                                    Financial Statements

                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS

PROSPECTUS  -- MAY 1, 2001
INDIVIDUAL VARIABLE AND FIXED ANNUITY CONTRACT -- FLEXIBLE PURCHASE PAYMENTS
--------------------------------------------------------------------------------

PENNANT SELECT

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
THE PENN MUTUAL LIFE INSURANCE COMPANY
PHILADELPHIA, PENNSYLVANIA 19172 O  TELEPHONE (800) 523-0650
--------------------------------------------------------------------------------

This Prospectus describes an individual variable and fixed annuity contract ("Contract") offered by the Penn Mutual Life Insurance Company ("Penn Mutual" or the "Company"). Please read it carefully and save it for future reference.


The Contract is an agreement between you and Penn Mutual. You agree to make one or more payments to us and we agree to make annuity and other payments to you at a future date. The Contract:


o has a variable component, which means that your Variable Account Value and any variable payout will be based upon investment experience (see investment options on next page),


o has a fixed component, which means that your Fixed Account Value and any fixed payout will be based on purchase payments accumulated with interest at a rate of not less than 3%,

o is tax-deferred, which means that you will not pay taxes until we begin to make annuity payments to you or you take money out,

o allows you to choose to receive annuity payments over different periods of time, including over your lifetime,

o    offers enhanced guaranteed minimum death benefit options,

o    offers an estate enhancement death benefit option, and

o    offers an optional alternative free withdrawal provision.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. IT IS A CRIME FOR ANYONE TO TELL YOU OTHERWISE.

THE CONTRACT IS NOT SUITABLE FOR SHORT-TERM INVESTMENT. YOU MAY PAY A DEFERRED SALES CHARGE OF UP TO 7% ON EARLY WITHDRAWALS. IF YOU WITHDRAW MONEY BEFORE AGE 59 1/2, YOU MAY PAY A 10% ADDITIONAL INCOME TAX. THE CONTRACT IS NOT A BANK DEPOSIT AND IS NOT FEDERALLY INSURED.

YOU MAY RETURN YOUR CONTRACT WITHIN TEN DAYS OF RECEIPT FOR A FULL REFUND OF THE CONTRACT VALUE (OR PURCHASE PAYMENTS, IF REQUIRED BY LAW). LONGER FREE LOOK PERIODS APPLY IN SOME STATES.

You may obtain a Statement of Additional Information from us free of charge by writing The Penn Mutual Life Insurance Company, Customer Service Group, Philadelphia, PA 19172. Or, you can call us at (800) 523-0650. The Statement of Additional Information contains more information about the Contract. It is filed with the Securities and Exchange Commission and we incorporate it by reference into this Prospectus. The table of contents of the Statement of Additional Information is at the end of this Prospectus.

The Securities and Exchange Commission maintains a Web site (http://www.sec.gov) that contains this Prospectus, the Statement of Additional Information, material incorporated by reference, and other information regarding registrants that file electronically with the Commission.

Under the variable component of the Contract, you may direct us to invest your payments in one or more of the following Funds through Penn Mutual Variable Annuity Account III (the "Separate Account").

---------------------------------------------------------------------------------------------------------
PENN SERIES FUNDS, INC.                                          MANAGER
         Money Market Fund                                       Independence Capital Management, Inc.
         Limited Maturity Bond Fund                              Independence Capital Management, Inc.
         Quality Bond Fund                                       Independence Capital Management, Inc.
         High Yield Bond Fund                                    T. Rowe Price Associates, Inc.
         Flexibly Managed Fund                                   T. Rowe Price Associates, Inc.
         Growth Equity Fund                                      Independence Capital Management, Inc.
         Large Cap Value Fund                                    Putnam Investment Management, LLC
         Index 500 Fund                                          Wells Capital Management Incorporated
         Mid Cap Growth Fund                                     Turner Investment Partners, Inc.
         Mid Cap Value Fund                                      Neuberger Berman Management Inc.
         Emerging Growth Fund                                    RS Investment Management, Inc.
         Small Cap Value Fund                                    Royce & Associates, Inc.
         International Equity Fund                               Vontobel USA Inc.
---------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST                       MANAGER
         Balanced Portfolio                                      Neuberger Berman Management Inc.
---------------------------------------------------------------------------------------------------------
FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND           MANAGER
         Equity-Income Portfolio                                 Fidelity Management & Research Company
         Growth Portfolio                                        Fidelity Management & Research Company
---------------------------------------------------------------------------------------------------------
FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND II        MANAGER
         Asset Manager Portfolio                                 Fidelity Management & Research Company
---------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.                          MANAGER
         Emerging Markets Equity (International) Portfolio       Morgan Stanley Asset Management
---------------------------------------------------------------------------------------------------------
A PROSPECTUS FOR EACH OF THESE FUNDS ACCOMPANIES THIS PROSPECTUS.

-----------------------------------------------------------------------------------------------------------------
PROSPECTUS CONTENTS

-----------------------------------------------------------------------------------------------------------------
GLOSSARY........................................................................................................5

-----------------------------------------------------------------------------------------------------------------
EXPENSES........................................................................................................6

-----------------------------------------------------------------------------------------------------------------
EXAMPLES OF FEES AND EXPENSES...................................................................................9

-----------------------------------------------------------------------------------------------------------------
CONDENSED FINANCIAL INFORMATION................................................................................11

-----------------------------------------------------------------------------------------------------------------
THE PENN MUTUAL LIFE INSURANCE COMPANY.........................................................................16

-----------------------------------------------------------------------------------------------------------------
THE SEPARATE ACCOUNT...........................................................................................16
     Accumulation Units - Valuation............................................................................16
     Voting Instructions.......................................................................................17
     Investment Options in the Separate Account................................................................17
         Penn Series Funds, Inc. ..............................................................................17
         Neuberger Berman Advisers Management Trust............................................................18
         Fidelity Investments' Variable Insurance Products Fund................................................18
         Fidelity Investments' Variable Insurance Products Fund II.............................................18
         Morgan Stanley's The Universal Institutional Funds, Inc. .............................................19

-----------------------------------------------------------------------------------------------------------------
THE FIXED INTEREST ACCOUNT ....................................................................................19

-----------------------------------------------------------------------------------------------------------------
THE CONTRACT...................................................................................................19
     How Do I Purchase a Contract?.............................................................................20
     What Types of Annuity Payments May I Choose?..............................................................20
         Variable Annuity Payments ............................................................................21
         Fixed Annuity Payments  ..............................................................................21
         Other Information ....................................................................................21
     What Are the Death Benefits Under My Contract?............................................................22
         Optional Enhanced Guaranteed Minimum Death Benefit Riders ............................................22
         Optional Estate Enhancement Rider.....................................................................22
         Choosing a Lump Sum or Annuity .......................................................................23
     May I Transfer Money Among Subaccounts and the Fixed Interest Account?....................................24
         Before the Annuity Date  .............................................................................24
         After the Annuity Date   .............................................................................24
         General Rules.........................................................................................24
         Dollar Cost Averaging.................................................................................24
         Automatic Rebalancing.................................................................................25
     May I Withdraw Any of My Money?...........................................................................25
         Systematic Withdrawals................................................................................25
         403(b) Withdrawals....................................................................................25
     Deferment of Payments and Transfers.......................................................................25
     What Charges Do I Pay?....................................................................................26
         Administration Charges................................................................................26
         Mortality and Expense Risk Charge.....................................................................26
         Contingent Deferred Sales Charge......................................................................26
         Free Withdrawals......................................................................................27
         Contract Rider Charges................................................................................27
         Premium Taxes.........................................................................................28
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
PERFORMANCE INFORMATION........................................................................................28

-----------------------------------------------------------------------------------------------------------------
MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNT..............................................................28
     General Information.......................................................................................28
     Loans Under Section 403(b) Contracts......................................................................29

-----------------------------------------------------------------------------------------------------------------
FEDERAL INCOME TAX CONSIDERATIONS..............................................................................29
     Withdrawals and Death Benefits............................................................................29
     Annuity Payments..........................................................................................30
     Early Withdrawals.........................................................................................30
     Transfers.................................................................................................30
     Separate Account Diversification..........................................................................30
     Qualified Plans...........................................................................................30

-----------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS...........................................................................................31

-----------------------------------------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION CONTENTS...................................................................32

-----------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
GLOSSARY

         ACCUMULATION PERIOD: A period that begins with your first purchase payment and ends on the Annuity Date.

         ACCUMULATION UNIT: A unit of measure used to compute the Variable Account Value under the Contract prior to the Annuity Date.

         ADMINISTRATIVE OFFICE: A reference to our administrative office means The Penn Mutual Life Insurance Company, Administrative Office,
         600 Dresher Road, Horsham, Pennsylvania 19044.

         ANNUITANT: The person during whose life annuity payments are made.

         ANNUITY DATE: The date on which annuity payments start.

         ANNUITY PAYOUT PERIOD: The period of time, starting on the Annuity Date, during which we make annuity payments.

         ANNUITY UNIT: A unit of measure used to calculate the amount of each variable annuity payment.

         BENEFICIARY: The person(s) named by the Contract Owner to receive the death benefit payable upon the death of the Contract Owner or Annuitant.

         CONTRACT: The combination variable and fixed annuity contract described in this prospectus.

         CONTRACT OWNER: The person specified in the Contract as the Contract Owner.

         CONTRACT VALUE: The sum of the Variable Account Value and the Fixed Interest Account Value.

         FIXED ACCOUNT VALUE: The value of amounts held under the Contract in the Fixed Interest Account.

         SEPARATE ACCOUNT: Penn Mutual Variable Annuity Account III, a separate account of The Penn Mutual Life Insurance Company that is registered as a unit investment trust under the Investment Company Act of 1940.

         VARIABLE ACCOUNT VALUE: The value of amounts held under the Contract in all subaccounts of the Separate Account.

         VALUATION PERIOD: The period from one valuation of Separate Account assets to the next. Valuation is performed on each day the New York Stock Exchange is open for trading.

         WE OR US: A reference to "we" or "us" denotes The Penn Mutual Life Insurance Company, also referred to in this Prospectus as Penn Mutual.

         YOU: A reference to "you" denotes the Contract Owner or prospective Contract Owner.

-------------------------------------------------------------------------------------------------------------
EXPENSES

CONTRACT OWNER TRANSACTION EXPENSES
  Sales Load Imposed on Purchase Payments ...........................................................  None
  Maximum Contingent Deferred Sales Charge ............................. 7% of purchase payments withdrawn(a)
  Transfer Fee.......................................................................................  None

MAXIMUM ANNUAL CONTRACT ADMINISTRATION CHARGE ........................................................ $40(b)

SEPARATE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF VARIABLE ACCOUNT VALUE) ..................
  Mortality and Expense Risk Charge .................................................................. 1.20%
  Contract Administration Charge ..................................................................... 0.15%
                                                                                                       -----
TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES (WITHOUT RIDERS) .............................................. 1.35%

CONTRACT RIDER CHARGES (OPTIONAL)..............................................................
  Enhanced Guaranteed Minimum Step-Up Death Benefit Rider ............................................ 0.25%(c)
  Enhanced Guaranteed Minimum Rising-Floor Death Benefit Rider ....................................... 0.35%
  Estate Enhancement Rider (for Annuitants Age 60 and Under) ......................................... 0.20%(d)
  Estate Enhancement Rider (for Annuitants Age 61 to 70) ............................................. 0.30%(e)
  Estate Enhancement Rider (for Annuitants Ages 71 to 80) ............................................ 0.60%(f)

TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES, INCLUDING MAXIMUM CHARGES FOR CONTRACT RIDERS
(AS A PERCENTAGE OF VARIABLE ACCOUNT VALUE) .......................................................... 2.30%(g)

--------------------
(a) The charge decreases each year to zero in the seventh year. See What Charges Do I Pay? In this Prospectus.
(b) You pay $40 or 2% of the Variable Account Value, whichever is less. You do not pay this charge if your Variable Account Value is more than $100,000.

(c) The current annual charge for this rider is 0.20% and may not be increased beyond the maximum of 0.25%.
(d) The current annual charge for this rider is 0.15% and may not be increased beyond the maximum of 0.20%.
(e) The current annual charge for this rider is 0.25% and may not be increased beyond the maximum of 0.30%.
(f) The current annual charge for this rider is 0.55% and may not be increased beyond the maximum of 0.60%.
(g) This is the total of the maximum total Separate Account Annual Expenses that may be charged with all available riders attached. Your total current charges will be between 1.35% and 2.30%, depending on whether you choose optional riders and which rider(s) you choose to purchase. You may purchase only one of the enhanced guaranteed minimum death benefit riders.

--------------------------------------------------------------------------------
PENN SERIES FUNDS, INC.
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)

                               MANAGEMENT         ADMINISTRATIVE
                                  FEES            AND CORPORATE
                                  ----             SERVICE FEES                                      TOTAL
                             (AFTER WAIVER,       (AFTER WAIVER,      ACCOUNTING       OTHER          FUND
                                 IF ANY)             IF ANY)             FEES        EXPENSES       EXPENSES
                                 -------            --------            ------       --------       --------
Money Market...............       0.26%               0.15%             0.08%          0.09%          0.58%
Limited Maturity Bond......       0.30%               0.15%             0.09%          0.17%          0.71%
Quality Bond...............       0.37%               0.15%             0.08%          0.08%          0.68%
High Yield Bond............       0.50%               0.13%             0.08%          0.16%          0.87%(1)
Flexibly Managed...........       0.57%               0.15%             0.05%          0.06%          0.83%
Growth Equity..............       0.57%               0.15%             0.06%          0.06%          0.84%
Large Cap Value............       0.57%               0.15%             0.06%          0.06%          0.84%
Index 500..................       0.07%               0.03%             0.06%          0.09%          0.25%(2)
Mid Cap Growth.............       0.70%               0.08%             0.08%          0.14%          1.00%(3)
Mid Cap Value..............       0.55%               0.15%             0.08%          0.12%          0.90%
Emerging Growth............       0.72%               0.15%             0.06%          0.08%          1.01%
Small Cap Value............       0.75%               0.15%             0.08%          0.07%          1.05%(4)
International Equity.......       0.82%               0.15%             0.07%          0.12%          1.16%

----------------------
The expenses are for the fiscal year ended December 31, 2000.
(1) Had fees not been waived by the investment adviser and administrator of the fund, total expenses would have been 0.91%.
(2) Had fees not been waived by the administrator of the fund, total expenses would have been 0.37%. This waiver is voluntary and while it is expected to continue for the foreseeable future, it may be discontinued.
(3) Had fees not been waived by the administrator of the fund, total expenses would have been 1.07%.
(4) Had fees not been waived by the investment adviser and administrator, total expenses would have been 1.09%.

--------------------------------------------------------------------------------
NEUBERGER  BERMAN ADVISERS MANAGEMENT TRUST (A)
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)

                                                                      MANAGEMENT,
                                                                     ADVISORY AND
                                                                    ADMINISTRATION       OTHER        TOTAL FUND
                                                                         FEES           EXPENSES       EXPENSES
                                                                    --------------      --------      ----------
Balanced...........................................................      0.85%           0.14%           0.99%

----------------------
(a) Neuberger Berman Advisers Management Trust (the "Trust") is divided into portfolios (each a"Portfolio"). Each Portfolio invests in a corresponding series ("Series") of the Trust. This table shows the current expenses paid by the Balanced Portfolio and the Portfolio's share of the current expenses of its Series. See "Expenses" in the Trust's Prospectus.

-------------------------------------------------------------------------------------------------------------------
FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND (A)
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)

                                                                    MANAGEMENT            OTHER       TOTAL FUND
                                                                       FEE               EXPENSES      EXPENSES
                                                                   ----------            --------     ----------
Equity-Income..............................................           0.48%               0.08%         0.56%
Growth.....................................................           0.57%               0.08%         0.65%

----------------------
(a) These expenses are for the last fiscal year. Some of the brokerage commissions paid by the fund reduced the expenses shown in this table. With these reductions, net total expenses were 0.55% for the Equity-Income Portfolio and 0.64% for the Growth Portfolio.

-------------------------------------------------------------------------------------------------------------------
FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND II (A)
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)

                                                                   MANAGEMENT              OTHER      TOTAL FUND
                                                                       FEE               EXPENSES      EXPENSES
                                                                   ----------            --------     ----------
Asset Manager..............................................           0.53%               0.08%           0.61%

----------------------
(a)  These expenses are for the last fiscal year.

-------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (A)
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)


                                                                   MANAGEMENT           OTHER      TOTAL FUND
                                                                       FEE             EXPENSES      EXPENSES
                                                                   ----------          --------     ----------
Emerging Markets Equity (International)....................           1.09%               0.66%       1.75%(b)

----------------------
(a)  These expenses are for the last fiscal year.
(b) Had 0.16% in fees as a percentage of portfolio average net assets not been waived by the administrator of the fund and 0.05% in fees as a percentage of portfolio net assets not been waived by the investment adviser, total expenses would have been 1.96%. This waiver is voluntary and while it is expected to continue for the foreseeable future, it may be discontinued.

--------------------------------------------------------------------------------
     Please review these tables carefully. They show the expenses that you pay directly and indirectly when you purchase a Contract. Your expenses include Contract expenses and the expenses of the Funds that you select. See the prospectuses of Penn Series Funds, Inc., Neuberger Berman Advisers Management Trust, Fidelity Investments' Variable Insurance Products Fund, Fidelity Investments' Variable Insurance Products Fund II and Morgan Stanley's The Universal Institutional Funds, Inc. for additional information on Fund expenses.

     You also may pay premium taxes. These tables and the examples that follow do not show the effect of premium taxes. See WHAT CHARGES DO I PAY? in this Prospectus.

--------------------------------------------------------------------------------
EXAMPLES OF FEES AND EXPENSES

The following examples show the total expenses that you would pay on each $1,000 invested.

     You would pay the following expenses on each $1,000 invested (assuming a 5% annual return), if you surrender your Contract after the number of years shown and your Contract does not include Riders:

                                                                            ONE        THREE       FIVE       TEN
                                                                            YEAR       YEARS       YEARS      YEARS
                                                                            ----       -----       -----      -----
Penn Series Money Market Fund........................................        $81       $108        $135       $226
Penn Series Limited Maturity Bond Fund...............................        $83       $112        $142       $240
Penn Series Quality Bond Fund........................................        $82       $111        $140       $237
Penn Series High Yield Bond Fund*....................................        $84       $117        $149       $256
Penn Series Flexibly Managed Fund....................................        $84       $115        $147       $252
Penn Series Growth Equity Fund.......................................        $84       $116        $148       $253
Penn Series Large Cap Value Fund.....................................        $84       $116        $148       $253
Penn Series Index 500 Fund*..........................................        $78        $99        $119       $191
Penn Series Mid Cap Growth Fund*.....................................        $85       $120        $156       $269
Penn Series Mid Cap Value Fund.......................................        $84       $117        $151       $259
Penn Series Emerging Growth Fund.....................................        $85       $121        $156       $270
Penn Series Small Cap Value Fund*....................................        $86       $122        $158       $274
Penn Series International Equity Fund................................        $87       $125        $163       $285
Neuberger Berman Balanced Portfolio..................................        $85       $120        $155       $268
Fidelity's Equity Income Portfolio...................................        $81       $107        $134       $223
Fidelity's Growth Portfolio..........................................        $82       $110        $138       $232
Fidelity's Asset Manager Portfolio...................................        $82       $109        $137       $229
Morgan Stanley Emerging Markets Equity (International) Portfolio.....        $92       $141        $191       $340

----------------------
* Expenses reflect waivers of certain fees which are expected to continue in the foreseeable future.

     You would pay the following expenses on each $1,000 invested by the end of the year shown (assuming a 5% annual return), if you do not surrender or annuitize your Contract and your Contract does not include Riders:

                                                                             ONE        THREE      FIVE       TEN
                                                                             YEAR       YEARS      YEARS      YEARS
                                                                             ----       -----      -----      -----
Penn Series Money Market Fund........................................        $20        $61        $105       $226
Penn Series Limited Maturity Bond Fund...............................        $21        $65        $112       $240
Penn Series Quality Bond Fund........................................        $21        $64        $110       $237
Penn Series High Yield Bond Fund*....................................        $23        $70        $120       $256
Penn Series Flexibly Managed Fund....................................        $22        $69        $118       $252
Penn Series Growth Equity Fund.......................................        $22        $69        $118       $253
Penn Series Large Cap Value Fund.....................................        $22        $69        $118       $253
Penn Series Index 500 Fund*..........................................        $17        $51         $88       $191
Penn Series Mid Cap Growth Fund*.....................................        $24        $74        $126       $269
Penn Series Mid Cap Value Fund.......................................        $23        $71        $121       $259
Penn Series Emerging Growth Fund.....................................        $24        $74        $127       $270
Penn Series Small Cap Value Fund*....................................        $25        $75        $129       $274
Penn Series International Equity Fund................................        $26        $79        $134       $285

                                                                             ONE       THREE       FIVE        TEN
                                                                            YEAR       YEARS       YEARS      YEARS
                                                                             ---       -----       ----        ---
Neuberger Berman Balanced Portfolio..................................        $24        $74        $126       $268
Fidelity's Equity Income Portfolio...................................        $20        $60        $104       $223
Fidelity's Growth Portfolio..........................................        $20        $63        $108       $232
Fidelity's Asset Manager Portfolio...................................        $20        $62        $107       $229
Morgan Stanley Emerging Markets Equity (International) Portfolio.....        $32        $96        $163       $340

----------------------
* Expenses reflect waivers of certain fees which are expected to continue in the foreseeable future.

     You would pay the following expenses on each $1,000 invested (assuming a 5% annual return), if you surrender your Contract after the number of years shown and your Contract includes Riders with maximum charges:

                                                                             ONE      THREE        FIVE        TEN
                                                                            YEAR      YEARS        YEARS      YEARS
                                                                            ----      -----        -----      -----
Penn Series Money Market Fund........................................        $90       $135        $181       $320
Penn Series Limited Maturity Bond Fund...............................        $91       $139        $187       $332
Penn Series Quality Bond Fund........................................        $91       $138        $186       $329
Penn Series High Yield Bond Fund* ...................................        $93       $143        $194       $347
Penn Series Flexibly Managed Fund....................................        $92       $142        $192       $343
Penn Series Growth Equity Fund.......................................        $93       $142        $193       $344
Penn Series Large Cap Value Fund.....................................        $93       $142        $193       $344
Penn Series Index 500 Fund *.........................................        $87       $126        $165       $289
Penn Series Mid Cap Growth Fund*.....................................        $94       $147        $200       $358
Penn Series Mid Cap Value Fund.......................................        $93       $144        $196       $349
Penn Series Emerging Growth Fund.....................................        $94       $147        $201       $359
Penn Series Small Cap Value Fund *...................................        $94       $148        $203       $363
Penn Series International Equity Fund................................        $95       $151        $208       $372
Neuberger Berman Balanced Portfolio..................................        $94       $146        $200       $357
Fidelity's Equity Income Portfolio...................................        $90       $134        $180       $317
Fidelity's Growth Portfolio..........................................        $91       $137        $184       $326
Fidelity's Asset Manager Portfolio...................................        $90       $136        $182       $323
Morgan Stanley Emerging Markets Equity (International) Portfolio.....       $101       $167        $234       $422

----------------------
* Expenses reflect waivers of certain fees which are expected to continue in the foreseeable future.

     You would pay the following expenses on each $1,000 invested by the end of the year shown (assuming a 5% annual return) if you do not surrender or annuitize your Contract and your Contract includes Riders with maximum charges:

                                                                             ONE       THREE       FIVE        TEN
                                                                             YEAR      YEARS       YEARS      YEARS
                                                                             ----      -----       -----      -----
Penn Series Money Market Fund........................................        $29        $90        $152       $320
Penn Series Limited Maturity Bond Fund...............................        $31        $94        $159       $332
Penn Series Quality Bond Fund........................................        $30        $93        $157       $329
Penn Series High Yield Bond Fund*....................................        $32        $98        $166       $347
Penn Series Flexibly Managed Fund....................................        $32        $97        $164       $343
Penn Series Growth Equity Fund.......................................        $32        $97        $165       $344

                                                                            ONE       THREE        FIVE        TEN
                                                                            YEAR      YEARS        YEARS      YEARS
                                                                            ----      -----        -----      -----
Penn Series Large Cap Value Fund.....................................        $32        $97        $165       $344
Penn Series Index 500 Fund*..........................................        $26        $80        $136       $289
Penn Series Mid Cap Growth Fund*.....................................        $33       $102        $172       $358
Penn Series Mid Cap Value Fund.......................................        $33        $99        $168       $349
Penn Series Emerging Growth Fund.....................................        $34       $102        $173       $359
Penn Series Small Cap Value Fund*....................................        $34       $103        $175       $363
Penn Series International Equity Fund................................        $35       $107        $180       $372
Neuberger Berman Balanced Portfolio..................................        $33       $102        $172       $357
Fidelity's Equity Income Portfolio...................................        $29        $89        $151       $317
Fidelity's Growth Portfolio..........................................        $30        $91        $155       $326
Fidelity's Asset Manager Portfolio...................................        $30        $91        $154       $323
Morgan Stanley Emerging Markets Equity (International) Portfolio.....        $41       $123        $207       $422

----------------------
* Expenses reflect waivers of certain fees which are expected to continue in the foreseeable future.

----------------------
THE FOREGOING IS BASED ON FUND EXPENSES FOR THE FISCAL YEAR ENDED DECEMBER 31, 2000 AND ARE EXAMPLES ONLY. YOUR EXPENSES MAY BE MORE OR LESS THAN WHAT IS SHOWN.

--------------------------------------------------------------------------------
CONDENSED FINANCIAL INFORMATION

The following tables show Accumulation Unit values and the number of Accumulation Units outstanding for each of the subaccounts of the Separate Account for the specified periods. The financial data included in the tables should be read in conjunction with the financial statements and the related notes included in the Statement of Additional Information.

--------------------------------------------------------------------------------
PENN SERIES MONEY MARKET FUND SUBACCOUNT
Values of an Accumulation Unit Outstanding Throughout Each Period

                                                                                YEAR ENDED DECEMBER 31,
                                                                       -----------------------------------------
                                                                                2000               1999(A)
                                                                       -----------------------------------------
Accumulation Unit Value, beginning of period ..........................       $10.321              $10.000
Accumulation Unit Value, end of period ................................       $10.800              $10.321
Number of Accumulation Units outstanding, end of period ...............      1,261,586             826,316

----------------------

(a) For the period January 16, 1999 (date subaccount was established) through December 31, 1999.

--------------------------------------------------------------------------------
PENN SERIES LIMITED MATURITY BOND FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                YEAR ENDED DECEMBER 31,
                                                                       -----------------------------------------
                                                                                2000              1999 (a)
                                                                       -----------------------------------------
Accumulation Unit Value, beginning of period ..........................       $10.020              $10.000
Accumulation Unit Value, end of period ................................       $10.645              $10.020
Number of Accumulation Units outstanding, end of period ...............        97,580               61,833

----------------------
(a) For the period January 16, 1999 (date subaccount was established) through December 31, 1999.

--------------------------------------------------------------------------------
PENN SERIES QUALITY BOND FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                YEAR ENDED DECEMBER 31,
                                                                       -----------------------------------------
                                                                                2000               1999(a)
                                                                       -----------------------------------------
Accumulation Unit Value, beginning of  period..........................       $ 9.877              $10.000
Accumulation Unit Value, end of period.................................       $10.914              $ 9.877
Number of Accumulation Units outstanding, end of period................       493,202              261,461

----------------------
(a) For the period January 16, 1999 (date subaccount was established) through December 31, 1999.


--------------------------------------------------------------------------------
PENN SERIES HIGH YIELD BOND FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD


                                                                                YEAR ENDED DECEMBER 31,
                                                                       -----------------------------------------
                                                                                2000               1999(a)
                                                                       -----------------------------------------
Accumulation Unit Value, beginning of period...........................       $10.264              $10.000
Accumulation Unit Value, end of period.................................        $9.752              $10.264
Number of Accumulation Units outstanding, end of period................       307,326              164,772

----------------------
(a) For the period January 16, 1999 (date subaccount was established) through December 31, 1999.

--------------------------------------------------------------------------------
PENN SERIES FLEXIBLY MANAGED FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                YEAR ENDED DECEMBER 31,
                                                                       -----------------------------------------
                                                                                2000               1999(a)
                                                                       -----------------------------------------
Accumulation Unit Value, beginning of period ..........................       $10.552              $10.000
Accumulation Unit Value, end of period ................................       $12.724              $10.552
Number of Accumulation Units outstanding, end of period ...............      1,115,704             544,267

----------------------
(a) For the period January 16, 1999 (date subaccount was established) through December 31, 1999.

--------------------------------------------------------------------------------
PENN SERIES GROWTH EQUITY FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                YEAR ENDED DECEMBER 31,
                                                                       -----------------------------------------
                                                                                2000               1999(a)
                                                                       -----------------------------------------
Accumulation Unit Value, beginning of period ..........................       $13.267              $10.000
Accumulation Unit Value, end of period ................................        $9.672              $13.267
Number of Accumulation Units outstanding, end of period ...............      1,340,612             371,063

----------------------
(a) For the period January 16, 1999 (date subaccount was established) through December 31, 1999.

--------------------------------------------------------------------------------
PENN SERIES LARGE CAP VALUE  FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                YEAR ENDED DECEMBER 31,
                                                                       -----------------------------------------
                                                                                2000               1999(a)
                                                                       -----------------------------------------
Accumulation Unit Value, beginning of period ..........................       $ 9.823              $10.000
Accumulation Unit Value, end of period ................................       $10.916              $ 9.823
Number of Accumulation Units outstanding, end of period ...............       735,916              332,695

----------------------
(a) For the period January 16, 1999 (date subaccount was established) through December 31, 1999.


--------------------------------------------------------------------------------
PENN SERIES INDEX 500 FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                YEAR ENDED DECEMBER 31,
                                                                       -----------------------------------------
                                                                                2000               1999(a)
                                                                       -----------------------------------------
Accumulation Unit Value, beginning of period ..........................       $11.913              $10.000
Accumulation Unit Value, end of period ................................       $10.667              $11.913
Number of Accumulation Units outstanding, end of period ...............      2,058,202             933,121

----------------------
(a) For the period January 16, 1999 (date subaccount was established) through December 31, 1999.

--------------------------------------------------------------------------------
PENN SERIES MID CAP GROWTH FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                YEAR ENDED DECEMBER 31,
                                                                       -----------------------------------------
                                                                                         2000(a)
                                                                       -----------------------------------------
Accumulation Unit Value, beginning of period ..........................                  $10.000
Accumulation Unit Value, end of period ................................                  $8.671
Number of Accumulation Units outstanding, end of period ...............                  459,304

----------------------
(a) For the period May 1, 2000 (date subaccount was established) through December 31, 2000.

--------------------------------------------------------------------------------
PENN SERIES MID CAP VALUE FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                YEAR ENDED DECEMBER 31,
                                                                       -----------------------------------------
                                                                                2000               1999(a)
                                                                       -----------------------------------------
Accumulation Unit Value, beginning of period ..........................       $10.606              $10.000
Accumulation Unit Value, end of period ................................       $12.725              $10.606
Number of Accumulation Units outstanding, end of period ...............       313,293              163,977

----------------------
(a) For the period January 16, 1999 (date subaccount was established) through December 31, 1999.


--------------------------------------------------------------------------------
PENN SERIES EMERGING GROWTH FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                YEAR ENDED DECEMBER 31,
                                                                       -----------------------------------------
                                                                                2000               1999(a)
                                                                       -----------------------------------------
Accumulation Unit Value, beginning of period ..........................       $28.370              $10.000
Accumulation Unit Value, end of period ................................       $20.000              $28.370
Number of Accumulation Units outstanding, end of period ...............       874,531              259,172

----------------------
(a) For the period January 16, 1999 (date subaccount was established) through December 31, 1999.


--------------------------------------------------------------------------------
PENN SERIES SMALL CAP VALUE FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                YEAR ENDED DECEMBER 31,
                                                                       -----------------------------------------
                                                                                2000               1999(a)
                                                                       -----------------------------------------
Accumulation Unit Value, beginning of period ..........................        $9.752              $10.000
Accumulation Unit Value, end of period ................................       $10.941              $9.752
Number of Accumulation Units outstanding, end of period ...............       422,650              109,420

----------------------
(a) For the period January 16, 1999 (date subaccount was established) through December 31, 1999.

--------------------------------------------------------------------------------
PENN SERIES INTERNATIONAL EQUITY FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                YEAR ENDED DECEMBER 31,
                                                                       -----------------------------------------
                                                                                2000               1999(a)
                                                                       -----------------------------------------
Accumulation Unit Value, beginning of period ..........................       $14.086              $10.000
Accumulation Unit Value, end of period ................................       $11.303              $14.086
Number of Accumulation Units outstanding, end of period ...............       817,962              169,274

----------------------
(a) For the period January 16, 1999 (date subaccount was established) through December 31, 1999.

--------------------------------------------------------------------------------
NEUBERGER BERMAN BALANCED PORTFOLIO SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                YEAR ENDED DECEMBER 31,
                                                                       -----------------------------------------
                                                                                2000               1999(a)
                                                                       -----------------------------------------
Accumulation Unit Value, beginning of period ..........................       $13.285              $10.000
Accumulation Unit Value, end of period ................................       $12.510              $13.285
Number of Accumulation Units outstanding, end of period................       625,675              86,030

----------------------
(a) For the period January 16, 1999 (date subaccount was established) through December 31, 1999.


--------------------------------------------------------------------------------
FIDELITY INVESTMENTS' EQUITY-INCOME FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD


                                                                                YEAR ENDED DECEMBER 31,
                                                                       -----------------------------------------
                                                                               2000               1999(a)
                                                                       -----------------------------------------
Accumulation Unit Value, beginning of period ..........................       $10.533             $10.000
Accumulation Unit Value, end of period ................................       $11.267             $10.533
Number of Accumulation Units outstanding, end of period ...............       904,527             381,000

----------------------
(a) For the period January 16, 1999 (date subaccount was established) through December 31, 1999.


--------------------------------------------------------------------------------

FIDELITY INVESTMENTS' GROWTH FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                YEAR ENDED DECEMBER 31,
                                                                       -----------------------------------------
                                                                               2000               1999(a)
                                                                       -----------------------------------------
Accumulation Unit Value, beginning of period...........................       $13.562             $10.000
Accumulation Unit Value, end of period.................................       $11.910             $13.562
Number of Accumulation Units outstanding, end of period................      2,005,846            656,284

----------------------

(a) For the period January 16, 1999 (date subaccount was established) through December 31, 1999.

--------------------------------------------------------------------------------
FIDELITY INVESTMENTS' ASSET MANAGER FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                YEAR ENDED DECEMBER 31,
                                                                       -----------------------------------------
                                                                               2000               1999(a)
                                                                       -----------------------------------------
Accumulation Unit Value, beginning of period...........................       $10.980             $10.000
Accumulation Unit Value, end of period.................................       $10.407             $10.980
Number of Accumulation Units outstanding, end of period................       317,542              94,897

----------------------
(a) For the period January 16, 1999 (date subaccount was established) through December 31, 1999.

--------------------------------------------------------------------------------
MORGAN STANLEY EMERGING MARKETS EQUITY (INTERNATIONAL) FUND SUBACCOUNT
VALUES OF AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                YEAR ENDED DECEMBER 31,
                                                                       -----------------------------------------
                                                                               2000               1999(a)
                                                                       -----------------------------------------
Accumulation Unit Value, beginning of period ..........................       $18.922             $10.000
Accumulation Unit Value, end of period ................................       $11.348             $18.922
Number of Accumulation Units outstanding, end of period ...............       287,968              35,779

----------------------
(a) For the period January 16, 1999 (date subaccount was established) through December 31, 1999.

         The financial statements of the Separate Account for the year ended December 31, 2000 are included in the statement of additional information referred to on the cover page of this prospectus.


--------------------------------------------------------------------------------
THE PENN MUTUAL LIFE INSURANCE COMPANY

         Penn Mutual is a Pennsylvania mutual life insurance company chartered in 1847. We are located at 600 Dresher Road, Horsham, PA 19044. Our mailing address is Philadelphia, PA 19172. We issue and are liable for all benefits and payments under the Contract.

--------------------------------------------------------------------------------
THE SEPARATE ACCOUNT

         Penn Mutual established PENN MUTUAL VARIABLE ANNUITY ACCOUNT III (the "Separate Account") on April 13, 1982. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust and is a "separate account" within the meaning of the federal securities laws. The Separate Account is divided into subaccounts that invest in shares of different mutual funds.

         o The income, gains and losses of Penn Mutual do not have any effect on the income, gains or losses of the Separate Account or any subaccount.

         o The Separate Account and its subaccounts are not responsible for the liabilities of any other business of Penn Mutual.


--------------------------------------------------------------------------------
ACCUMULATION UNITS - VALUATION

         Your assets in the Separate Account are held as Accumulation Units of the subaccounts that you select. We value Accumulation Units at the close of business (4:00 p.m. EST) on each day the New York Stock Exchange (NYSE) is open. When you invest in or transfer money to a subaccount, you receive the Accumulation Unit price next computed after we receive your purchase payment or transfer request at our administrative office. Allocation and transfer instructions received from you or the agent of record (pursuant to your instruction) at our administrative office after the close of business of the NYSE will be valued based on the Accumulation Unit Value computed as of the close of business on the next NYSE business day. In the case of your first purchase payment, you receive the price next computed after we accept your application to purchase a Contract.

         The value of an Accumulation Unit is $10 when a subaccount begins operation. The value of an Accumulation Unit may vary, and is determined by multiplying its last computed value by the net investment factor for the subaccount for the current valuation period. The net investment factor measures
(1) investment performance of Fund shares held in the subaccount, (2) any taxes on income or gains from investments held in

--------------------------------------------------------------------------------
the subaccount and (3) the mortality and expense risk charge at an annual rate of 1.20% and contract administration charge at an annual rate of 0.15% assessed against the subaccount.

--------------------------------------------------------------------------------
VOTING INSTRUCTIONS

         You have the right to tell us how to vote proxies for the Fund shares in which your purchase payments are invested. If the law changes and permits us to vote the Fund shares, we may do so.

         If you are a Contract Owner, we determine the number of Fund shares that you may vote by dividing your interest in a subaccount by the net asset value per share of the Fund. If you are receiving annuity payments, we determine the number of Fund shares that you may vote by dividing the reserve allocated to the subaccount by the net asset value per share of the Fund. We may change these procedures whenever we are required or permitted to do so by law.

--------------------------------------------------------------------------------
INVESTMENT OPTIONS IN THE SEPARATE ACCOUNT

The Separate Account currently has subaccounts that invest in the following
Funds:
--------------------------------------------------------------------------------
PENN SERIES FUNDS, INC.:

         MONEY MARKET FUND -- seeks to preserve capital, maintain liquidity and achieve the highest possible level of current income consistent with these objectives, by investing in high quality money market instruments; an investment in the Fund is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

         LIMITED MATURITY BOND FUND -- seeks highest available current income consistent with liquidity and low risk to principal through investment primarily in marketable investment grade debt securities; total return is secondary.

         QUALITY BOND FUND -- seeks the highest income over the long term consistent with the preservation of principal through investment primarily in marketable investment grade debt securities.

         HIGH YIELD BOND FUND -- seeks high current income by investing primarily in a diversified portfolio of long term high-yield/high-risk fixed income securities in the medium to lower quality ranges; capital appreciation is a secondary objective; such securities, which are commonly referred to as "junk" bonds, generally involve greater risks of loss of income and principal than higher rated securities.

         FLEXIBLY MANAGED FUND -- seeks to maximize total return (capital appreciation and income) by investing in common stocks, other equity securities, corporate debt securities, and/or short term reserves, in proportions considered appropriate in light of the availability of attractively valued individual securities and current and expected economic and market conditions.

         GROWTH EQUITY FUND -- seeks long term growth of capital and increase of future income by investing primarily in common stocks of well established growth companies.

         LARGE CAP VALUE FUND -- seeks to maximize total return (capital appreciation and income) primarily by investing in equity securities of companies believed to be undervalued.

         INDEX 500 FUND -- seeks to match the total return of the S&P 500 while keeping expenses low. The S&P 500 is an index of 500 common stocks, most of which trade on the New York Stock Exchange. "S&P 500 Index" and "500" are trademarks of the McGraw-Hill Companies, Inc. and have been licensed for use by Penn

Series Funds, Inc. The Index 500 Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

         MID CAP GROWTH FUND -- seeks to maximize capital appreciation by investing primarily in common stocks of U.S. companies with medium market capitalizations (i.e., between $1 billion and $8 billion) that have strong earnings growth potential.

         MID CAP VALUE FUND -- seeks to achieve growth of capital by investing primarily in U.S. companies with market medium capitalizations that are undervalued.

         EMERGING GROWTH FUND -- seeks capital appreciation by investing primarily in common stocks of emerging growth companies with above-average growth prospects.

         SMALL CAP VALUE FUND -- seeks capital appreciation through investment in a diversified portfolio of securities consisting primarily of equity securities of companies with market capitalizations under $1.5 billion.

         INTERNATIONAL EQUITY FUND -- seeks to maximize capital appreciation by investing in a carefully selected diversified portfolio consisting primarily of equity securities. The investments will consist principally of equity securities of European and Pacific Basin countries.

     Independence Capital Management, Inc., Horsham, Pennsylvania is investment adviser to each of the Funds. Putnam Investment Management, LLC, Boston, Massachusetts, is investment sub-adviser to the Large Cap Value Fund. T. Rowe Price Associates, Baltimore, Maryland, is investment sub-adviser to the Flexibly Managed and High Yield Bond Funds. Wells Capital Management Incorporated, San Francisco, California, is investment sub-adviser to the Index 500 Fund. Turner Investment Partners, Inc., Berwyn, Pennsylvania is sub-adviser to the Mid Cap Growth Fund. Neuberger Berman Management Inc., New York, New York, is investment sub-adviser to the Mid Cap Value Fund. Royce & Associates, Inc., New York, New York, is investment sub-adviser to the Small Cap Value Fund. Vontobel USA Inc., New York, New York, is investment sub-adviser to the International Equity Fund. RS Investment Management, Inc., San Francisco, California, is investment sub-adviser to the Emerging Growth Fund.

--------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:

         BALANCED PORTFOLIO -- seeks long-term capital growth and reasonable current income without undue risk to principal through investment of a portion of its assets in common stock and a portion in debt securities.

     Neuberger Berman Management Inc., New York, New York, is investment adviser to the Balanced Portfolio.

--------------------------------------------------------------------------------
FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND:

         EQUITY-INCOME PORTFOLIO -- seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index.

         GROWTH PORTFOLIO -- seeks to achieve capital appreciation. The fund normally purchases common stocks, although its investments are not restricted to any one type of security. Capital appreciation may also be found in other types of securities, including bonds and preferred stocks.

         Fidelity Management & Research Company, Boston, Massachusetts, is investment adviser to the Equity-Income Portfolio and the Growth Portfolio.

--------------------------------------------------------------------------------
FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND II:

         ASSET MANAGER PORTFOLIO -- seeks high total return with reduced risk over the long-term by allocating its assets among domestic and foreign stocks, bonds and short-term fixed income investments.

         Fidelity Management & Research Company, Boston, Massachusetts, is investment adviser to the Asset Manager Portfolio.

--------------------------------------------------------------------------------
MORGAN STANLEY'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:

         EMERGING MARKETS EQUITY (INTERNATIONAL) PORTFOLIO -- seeks long term capital appreciation by investing primarily in equity securities of emerging market country issuers. The Portfolio will focus on economies that are developing strongly and in which the markets are becoming more sophisticated.

         Morgan Stanley Asset Management, New York, New York, is investment adviser to the Emerging Markets Equity (International) Portfolio.

         Shares of Penn Series are sold to other variable life and variable annuity separate accounts of Penn Mutual and its subsidiary, The Penn Insurance and Annuity Company. Shares of Neuberger Berman Advisers Management Trust, Fidelity Investments' Variable Insurance Products Fund and Variable Insurance Products Fund II and Morgan Stanley's The Universal Institutional Funds, Inc. are offered not only to variable annuity and variable life separate accounts of Penn Mutual, but also to such accounts of other insurance companies unaffiliated with Penn Mutual and, in the case of Neuberger Berman Advisers Management Trust and Morgan Stanley's The Universal Institutional Funds, Inc., directly to qualified pension and retirement plans. For more information on the possible conflicts involved when the Separate Account invests in Funds offered to other separate accounts, see the Fund prospectuses and Statements of Additional Information.

READ THE PROSPECTUSES OF THESE FUNDS BEFORE INVESTING.

--------------------------------------------------------------------------------
THE FIXED INTEREST ACCOUNT


         The Company's Fixed Account obligations are not registered under the Securities Act of 1933 and the general account of the Company (that funds the obligations) is not registered as an investment company under the Investment Company Act of 1940. This Prospectus generally discusses only the variable portion of the Contract. The staff of the Securities and Exchange Commission has not reviewed the disclosure in this Prospectus relating to the fixed interest account. Disclosure regarding the fixed interest account, however, may be subject to generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in this Prospectus. See MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNT.


--------------------------------------------------------------------------------
THE CONTRACT

An individual variable and fixed annuity contract may be an attractive long-term investment vehicle for many people. Our Contract allows you to invest in:

         o the Separate Account, through which you may invest in one or more of the available Funds of Penn Series Funds, Inc., Neuberger Berman Advisers Management Trust, Fidelity Investments' Variable Insurance Products Fund, Fidelity Investments' Variable Insurance Products Fund II and Morgan Stanley's The Universal Institutional Funds, Inc. See THE SEPARATE ACCOUNT in this Prospectus.

         o the fixed interest account. The fixed interest account is guaranteed and funded by Penn Mutual through its general account. See THE FIXED INTEREST ACCOUNT and MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNT in this Prospectus.

You decide, within Contract limits,

         o     how often you make a purchase payment and how much you invest;


         o the Funds and/or the fixed interest account in which your purchase payments are invested;

         o whether or not to transfer money among the available Funds and fixed interest account;


         o     the type of annuity that we pay and who receives it;

         o     the Beneficiary or Beneficiaries to whom we pay death benefits;
               and

         o     the amount and frequency of withdrawals from the Contract Value.

Your Contract has

         o an Accumulation Period, during which you make one or more purchase payments and we invest your payments as you tell us; and

         o an Annuity Payout Period, during which we make annuity payments to you. Your Payout Period begins on your Annuity Date.

         We may amend your Contract at any time to comply with legal requirements. State law may require us to obtain your approval for any Contract amendment. We may, with approval of the Securities and Exchange Commission and the governing state insurance department, substitute another mutual fund for any of the Funds currently available.

         The Contract is available to individuals and institutions. The Contracts also may be issued as individual retirement annuities under section 408(b) of the Internal Revenue Code (the "Code") in connection with IRA rollovers and as tax-deferred annuities under Section 403(b) of the Code (often referred to as qualified Contracts).

         You may contact us by writing The Penn Mutual Life Insurance Company, Customer Service Group, Philadelphia, PA 19172. Or, you may call (800) 523-0650.

--------------------------------------------------------------------------------
HOW DO I PURCHASE A CONTRACT?

         Our representative will assist you in completing an application and sending it, together with a check for your first purchase payment, to our administrative office. All subsequent purchase payments should be sent to our administrative office. We usually accept an application to purchase a Contract within two business days after we receive it. If you send us an incomplete application, we will return your purchase payment to you within five business days unless you ask us to keep it while you complete the application.

         The minimum purchase payment that we will accept is $5,000, although we may decide to accept lower amounts. We will accept total purchase payments under your Contract of up to $1 million. You must obtain our prior approval to make total purchase payments in excess of $1 million.

     The principal underwriter of the Contracts is Hornor, Townsend & Kent, Inc., 600 Dresher Road, Horsham, PA 19044, a wholly-owned subsidiary of Penn Mutual.

--------------------------------------------------------------------------------
WHAT TYPES OF ANNUITY PAYMENTS MAY I CHOOSE?

         You may choose from the following options:

         o AN ANNUITY FOR A SET NUMBER OF YEARS - Annuity payments will continue for a specified number of years, which may not be for less than 5 nor more than 30;

         o A LIFE ANNUITY - Annuity payments will continue until the Annuitant's death;

         o A LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 OR 20 YEARS - Annuity payments will continue until the Annuitant's death with payments for 10 or 20 years guaranteed regardless of when the Annuitant dies;

         o A JOINT AND SURVIVOR LIFE ANNUITY - Annuity payment will continue until the death of the surviving joint Annuitant; or

         o   ANY OTHER FORM OF ANNUITY THAT WE AND YOU MAY AGREE UPON.

         You may choose a variable annuity (except for a set number of years), a fixed annuity, or a combination of both. You may choose a person other than yourself to be the Annuitant. Currently, during the Annuity Payout Period, your variable annuity may not be allocated to more than four subaccounts. Payments under all options will be made to or at the direction of the Contract Owner and may be elected as early as the date the Contract is purchased.

         VARIABLE ANNUITY PAYMENTS. The size of your variable annuity payments will vary depending upon the performance of the investment options that you choose for the Annuity Payout Period. Your payments also will depend on the size of your investment, the type of annuity you choose, the expected length of the annuity period, and the annuity purchase rates and charges in your Contract.

         When you purchase a variable annuity, you will pick an assumed interest rate of 3% or 5%. If the annual net investment return during the annuity payout period is greater than the rate chosen, your annuity payments will increase. If the annual net investment return is less, your payments will decrease. Choosing a higher assumed interest rate would mean a higher first annuity payment but more slowly rising or more rapidly falling subsequent payments. Choosing a lower assumed interest rate would have the opposite effect.

         During the Variable Annuity Payout Period, you (or your Beneficiary in the event of death) may transfer your Annuity Unit Values among four subaccounts of the Separate Account that you choose on the Annuity Date. You may not select other subaccounts after the Annuity Date.

         FIXED ANNUITY PAYMENTS. The size of your fixed annuity payments will not change. The size of these payments is determined by a number of factors, including the size of your investment, the form of annuity chosen, the expected length of the annuity period, and a guaranteed 3% rate of return.

         OTHER INFORMATION.  Unless you tell us otherwise:

         o you will receive a life annuity with payments guaranteed for 10 years (except if your Contract is issued under Section 403(b) of the Code you will receive a joint and survivor annuity).

         o the annuity will be split between fixed and variable in the same proportions as your Contract Value on the Annuity Date, except if your Contract Value is allocated to more than four subaccounts, the variable portion will be allocated to the Money Market subaccount until you give us instructions to allocate to not more than four subaccounts.

         o your annuity payments will begin on the later of (1) the first day of the next month after the Annuitant's 95th birthday or
             (2) 10 years after the contract date, unless state law requires an earlier Annuity Date. The Annuity Date under the Contract must be on the first day of a month.

         You may change the Annuity Date or your annuity option by giving us written notice at our administrative office at least 30 days prior to the current Annuity Date. If your Contract Value is less than $5,000 ($2,000 for Contracts sold in New York), we may pay you in a lump sum. We usually make annuity payments monthly, starting with the Annuity Date, but we will pay you quarterly, semiannually or annually, if you prefer. If necessary, we will adjust the frequency of your payments so that payments are at least $50 ($20 for Contracts sold in New York) each. For information on the treatment of annuity payments, see FEDERAL INCOME TAX CONSIDERATIONS in this Prospectus.

--------------------------------------------------------------------------------
WHAT ARE THE DEATH BENEFITS UNDER MY CONTRACT?

         You may designate a Beneficiary in your application. If you fail to designate a Beneficiary, your Beneficiary will be your estate. You may change the Beneficiary at any time before your death or the death of the Annuitant, whichever occurs first.

         If you die before the Annuity Date and you are not the Annuitant, we will pay your Beneficiary the Contract Value as of the date our administrative office receives proof of death and other information required to process the payment. If you are the Annuitant, we will pay your Beneficiary the death benefit described in the next paragraph.

         If the Annuitant dies before the Annuity Date, we will pay a death benefit equal to the sum of the Variable Account death benefit and the Fixed Interest Account death benefit as of the date we receive proof of death and other information required to process the payment. The Variable Account death benefit is the greater of (1) the Variable Account Value; or (2) all purchase payments allocated and transfers made to the Variable Account, less withdrawals and amounts transferred out. The Fixed Interest Account death benefit is the Fixed Interest Account Value.

         We generally pay the death benefit within seven days after we receive proof of death and all required information

         OPTIONAL ENHANCED GUARANTEED MINIMUM DEATH BENEFIT RIDERS. If the Annuitant is age 80 or less, you may purchase an enhanced guaranteed minimum death benefit rider as part of your Contract at the time the contract is issued. The enhanced death benefit will be paid in place of the Variable Account death benefit, if it is greater. We offer two different enhanced guaranteed minimum death benefit riders. You may purchase one rider at the time you purchase your Contract.

         GUARANTEED MINIMUM STEP-UP DEATH BENEFIT RIDER. The minimum death benefit will be paid if the Annuitant is 80 years of age or less at the time of death. The minimum death benefit is the highest Variable Account Value on the current or prior contract anniversary dates, adjusted as follows. The Variable Account Value on an anniversary date will be adjusted upward by the amount of any purchase payments allocated and transfers made to the Variable Account after the anniversary date, and before the next anniversary date, and adjusted downward by an amount that is in the same proportion that the Variable Account Value was decreased by transfers and withdrawals (including any deferred sales charge) after the anniversary date and before the next anniversary date.

         GUARANTEED MINIMUM RISING-FLOOR DEATH BENEFIT RIDER. The minimum death benefit will be paid if the Annuitant is 80 years of age or less at the time of death. The minimum death benefit is the sum of all purchase payments allocated and transfers made to the Variable Account, minus a reduction for any withdrawals or transfers made from the Variable Account (as described below), plus interest at 5%. Interest is calculated for the periods amounts are held in the Variable Account, but not for any period after the Annuitant attains 80 years of age. If a withdrawal or transfer is made from the Variable Account prior to death, the guaranteed minimum death benefit will be reduced by an amount that is in the same proportion that the amount withdrawn or transferred from the Variable Account (including any contingent deferred sales charge) was to the Variable Account Value on the date of the withdrawal or transfer. The benefit may not exceed two times the purchase payments and transfers allocated to the Variable Account, less withdrawals and transfers out.

         An enhanced guaranteed minimum death benefit will terminate if you withdraw or transfer the full Variable Account Value from your Contract. For information on the cost of the enhanced guaranteed minimum death benefits, see WHAT CHARGES DO I PAY? In this Prospectus.

         OPTIONAL ESTATE ENHANCEMENT RIDER. You may purchase an estate enhancement death benefit rider with your Contract at the time the Contract is issued. If you purchase the rider and the Annuitant dies before the Annuity Date, we will pay the estate enhancement death benefit to the Beneficiary as of the date we receive due proof of death and other required information to process the payment. The estate enhancement death benefit is in addition to the death benefit described in the preceding section.

         The amount of the estate enhancement death benefit will be a percentage of the sum of the Fixed Account Value, the Variable Account Value and all withdrawals from the Contact, less all purchase payments, subject to a limit as specified in the Contract. The percentage is 100% if the Annuitant is age 60 or less at date of issue of the Contract, 60% if between ages 61 and 70, and 40% if between ages 71 and 80. The limit is $1,000 for every $1,000 of total purchase payments net of withdrawals, if the Annuitant is age 60 or less at date of issue of the Contract, $600 for every $1,000 of total purchase payments net of withdrawals if between ages 61 and 70, and $400 for every $1,000 of total purchase payments net of withdrawals if between ages 71 and 80.

         EXAMPLE 1. Assume an individual purchases the Contract at age 65 with the estate enhancement death benefit attached. Assume further that $100,000 of purchase payments and $20,000 of withdrawals have been made, and that when the Annuitant dies the Variable Account Value is $90,000 and the Fixed Account Value is $30,000. The benefit amount would be $24,000, which is 60% of $40,000 (the sum of the Variable Account Value ($90,000), and the Fixed Account Value ($30,000) and withdrawals ($20,000), less purchase payments ($100,000)). The benefit cap would be $48,000 ($600 for each $1,000 of the total $100,000 purchase payments that were made less the $20,000 of withdrawals). In this example, the estate enhancement death benefit would be $24,000.

         EXAMPLE 2. Assume an individual purchases the Contract at age 65 with the estate enhancement death benefit attached. Assume further that $100,000 of purchase payments and $20,000 of withdrawals have been made, and that when the individual dies the Variable Account Value is $140,000 and the Fixed Account Value is $30,000. The benefit amount would be $54,000, which is 60% of $90,000 (the sum of the Variable Account Value ($140,000), the Fixed Account Value ($30,000) and withdrawals ($20,000), less purchase payments ($100,000)). The benefit cap would be $48,000 ($600 for each $1,000 of the total $100,000 purchase payments that were made less the $20,000 of withdrawals). In this example, the estate enhancement death benefit would be capped at $48,000.

         CHOOSING A LUMP SUM OR ANNUITY. Your Beneficiary has one year from your death to choose to receive the death benefit in a lump sum or as an annuity. Your Beneficiary has only 60 days to make this election if the death benefit is paid upon death of an Annuitant other than you.

         o If the Beneficiary chooses a lump sum, he or she may ask us to postpone payment of the lump sum for up to five years (until paid out, the death benefit will be allocated to subaccounts of the Separate Account and/or the Fixed Interest Account as directed by the Beneficiary).

         o If the Beneficiary chooses an annuity, we will begin annuity payments no later than one year from the date of death. Payments will be made over the Beneficiary's life or over a period not longer than the Beneficiary's life expectancy.

         o If an election is not made within one year of the date of death of the Contract Owner or within 60 days of the death of an Annuitant other than you, the death benefit will be paid to the Beneficiary in a lump sum.

         If your Beneficiary is your surviving spouse, he or she may become the Contract Owner rather than receive the death benefit. If the spouse elects to become the Contract Owned, the Contract Value will be adjusted to equal the death benefit. Further, the spouse may exchange the continued Contract for a new variable contract issued by us; and the Contract Value transferred to the new contract in the exchange will not be subject to a contingent deferred sales charge.

         If there is more than one surviving Beneficiary, they must choose their portion of the death benefit in accordance with the above options.

         If the Annuitant dies on or after the Annuity Date, the death benefit payable, if any, will be paid in accordance with your choice of annuity.

         For information on the tax treatment of death benefits, see FEDERAL INCOME TAX CONSIDERATIONS in this Prospectus.

--------------------------------------------------------------------------------
MAY I TRANSFER MONEY AMONG SUBACCOUNTS AND THE ONE YEAR FIXED INTEREST ACCOUNT?

     BEFORE THE ANNUITY DATE. You may transfer your Contract Value among subaccounts of the Separate Account and the One Year Fixed Interest Account.


         o The minimum amount that may be transferred is $250 or, if less, the amount held in the subaccount or fixed interest account. In the case of partial transfers, the amount remaining in the subaccount or fixed interest account must be at least $250.

         o You may transfer amounts from the fixed interest account only at the end of the interest period or within 25 days thereafter.


         o You may transfer from the Six Month Dollar Cost Averaging Account or the Twelve Month Dollar Cost Averaging Account to a subaccount of the Separate Account as described under DOLLAR COST AVERAGING below.

         o You may not transfer from a subaccount of the Separate Account to the Six Month Dollar Cost Averaging Account or the Twelve Month Dollar Cost Averaging Account.

         AFTER THE ANNUITY DATE. You or the Beneficiary (upon your death or the death of the Annuitant) may transfer amounts among subaccounts of the Separate Account.

         o The minimum amount that may be transferred is $250 or, if less, the amount held in the subaccount. In the case of partial transfers, the amount remaining in the subaccount must be at least $250.

         o Transfers are currently limited to the four subaccounts selected at the time of annuitization.

         GENERAL RULES. Transfers will be based on values at the end of the valuation period in which the transfer request is received at our administrative office. A transfer request must be received at our administrative office from you or the agent of record (pursuant to your instruction), and all other administrative requirements must be met to make the transfer. We will not be liable for following instructions communicated by telephone that we reasonably believe to be genuine. We require certain personal identifying information to process a request for transfer made over the telephone. For transfers other than dollar cost averaging and automatic rebalancing, we reserve the right to charge a fee, although we have no present intention of doing so. The Contract is not designed for individuals and professional market timing organizations that use programmed and frequent transfers among investment options. We therefore reserve the right to change our telephone transaction policies and procedures at any time to restrict the use of telephone transfers for market timing and to otherwise restrict market timing when we believe it is in the interest of all of our Contract Owners to do so.


         DOLLAR COST AVERAGING. Dollar cost averaging is a way to invest in securities which are purchased at regular intervals in fixed dollar amounts, so that the cost of the securities gets averaged over time and possibly over market cycles. You may allocate or transfer money to a six month dollar cost averaging account or a twelve month dollar cost averaging account, and have a fixed percentage transferred monthly or quarterly from the account to variable subaccounts to achieve dollar cost averaging. Dollar cost averaging may also be done from one of the following accounts: Money Market Subaccount, Limited Maturity Bond Subaccount and Quality Bond Subaccount. You may dollar cost average from the variable accounts for up to 60 months, from the six month dollar cost averaging account for up to 6 months and from the twelve month dollar cost averaging account for up to twelve months. If you stop the program while in the six or twelve month dollar cost averaging accounts, any money left in the account will be transferred into the One Year Fixed Interest Account.

         AUTOMATIC REBALANCING. Automatic Rebalancing is a way to transfer money from those subaccounts that have increased in value to those subaccounts that have decreased in value. Over time, this may help you to sell high and buy low, although there can be no assurance of this. If you have a Contract Value of at least $10,000 you may elect to have your investments in subaccounts of the Separate Account automatically rebalanced. We will transfer funds under your Contract on a quarterly (calendar) basis among the subaccounts to maintain a specified percentage allocation among your selected variable investment options.


         Dollar cost averaging and automatic rebalancing may not be in effect at the same time. There is no charge for dollar cost averaging or automatic rebalancing.


--------------------------------------------------------------------------------
MAY I WITHDRAW ANY OF MY MONEY?

         Before the Annuity Date and the death of the Contract Owner or Annuitant, you may withdraw all or part of your Contract Value. We base your withdrawal on your Contract Value next determined after we receive a proper written request for withdrawal at our administrative office (and the Contract, in case of a full withdrawal). We normally will pay you within seven days. You may pay tax when you make a withdrawal, including an additional 10% tax under certain circumstances. See FEDERAL INCOME TAX CONSIDERATIONS.

         o The minimum withdrawal is $500. If it is your first withdrawal in a Contract Year, the minimum withdrawal is the Free Withdrawal Amount if less than $500.

         o You may make a partial withdrawal only if the amount remaining in the contract is at least $5,000 and the balance remaining in each subaccount or the Fixed Interest Account is at least $250.

         o If you do not tell us otherwise, the withdrawal will be taken pro rata from the variable subaccounts; if the partial withdrawal exhausts your Variable Account Value, then any remaining withdrawal will be taken from the Fixed Interest Account beginning with the fixed interest account with the shortest interest period.

         SYSTEMATIC WITHDRAWALS. If your Contract Value is at least $25,000 and you have not made a Free Withdrawal in the current contract year, you can make systematic withdrawals. These are regular payments that we make to you on a monthly, quarterly, semiannual or annual basis. It is a convenient way for you to withdraw a limited percentage of purchase payments without incurring a contingent deferred sales charge. The total amount that you withdraw in a Contract Year cannot exceed your Free Withdrawal Amount, and the minimum amount of each withdrawal payment is $100. Your payments will begin on the next withdrawal date after we receive your request. See FREE WITHDRAWALS below. For information on the tax treatment of withdrawals, see FEDERAL INCOME TAX CONSIDERATIONS in this Prospectus.

         403(b) WITHDRAWALS. There are restrictions on withdrawals from Contracts qualifying under Section 403(b) of the Code. Generally, withdrawals may be made only if the Contract Owner is over the age of 59 1/2, leaves the employment of the employer, dies, or becomes disabled as defined in the Code. Withdrawals (other than withdrawals attributable to income earned on purchase payments) may also be possible in the case of hardship as defined in the Code. The restrictions do not apply to transfers among subaccounts and may also not apply to transfers to other investments qualifying under Section 403(b). For information on the tax treatment of withdrawals under Section 403(b) Contracts, see FEDERAL INCOME TAX CONSIDERATIONS in this Prospectus.

--------------------------------------------------------------------------------
DEFERMENT OF PAYMENTS AND TRANSFERS

         We reserve the right to defer a withdrawal, a transfer of Contract Value, or annuity payments funded by the Separate Account if: (a) the New York Stock Exchange is closed (other than customary weekend and holiday closings);
(b) trading on the Exchange is restricted; (c) an emergency exists that makes it impractical for us to dispose of securities held in the Separate Account or to determine the value of its assets; or (d) the Securities and Exchange Commission by order so permits for the protection of investors. Conditions described in (b) and (c) will be decided by, or in accordance with rules of, the Commission.

--------------------------------------------------------------------------------
WHAT CHARGES DO I PAY?

         The following discussion explains the Contract charges that you pay. You also pay expenses of the Funds that you select as investment options in the Separate Account. See the prospectuses of the Funds for information on Fund expenses.

         ADMINISTRATION CHARGES. These charges reimburse us for administering the Contract and the Separate Account.

         o We deduct from your Variable Account Value an annual contract administration charge that is the lesser of $40 or 2% of your Variable Account Value. You will not pay this charge if your Variable Account Value is more than $100,000. To pay this charge, we cancel Accumulation Units credited to your Contract, pro rata among the subaccounts in which you invest.

         o We deduct from the net asset value of the Separate Account a daily administration charge that will not exceed an effective annual rate of 0.15%.

         For transfers among investment options other than dollar cost averaging and automatic rebalancing, we reserve the right to charge for making the transfer, although we have no present intention of doing so.

         MORTALITY AND EXPENSE RISK CHARGE. We deduct from the net asset value of the Separate Account a daily mortality and expense risk charge that will not exceed an effective annual rate of 1.20%. This charge compensates us for the mortality-related guarantees we make under the Contract (e.g., the death benefit and the guarantee that the annuity factors will never be decreased even if mortality experience is substantially different than originally assumed), and for the risk that our administration charges will be insufficient to cover administration expenses over the life of the Contracts. The mortality and expense risk charge is paid during both the accumulation and variable annuity pay-out phases of the Contract.

         CONTINGENT DEFERRED SALES CHARGE. This charge pays for our sales expenses. Sales expenses that are not covered by the deferred sales charge are paid from the surplus of the Company, which may include proceeds from the mortality and expense risk charge.

         You pay this charge only if you withdraw a purchase payment within seven years of the effective date of payment. The following table shows the schedule of the contingent deferred sales charge that will be applied to withdrawal of a purchase payment, after allowing for the free withdrawals which are described in the next subsection.

    Number of Full Contract
    Years Elapsed Since Purchase Payment                                             Applicable Charge
---------------------------------------------------------------------------------------------------------
             0                                                                               7%
---------------------------------------------------------------------------------------------------------
             1                                                                               7%
---------------------------------------------------------------------------------------------------------
             2                                                                               6%
---------------------------------------------------------------------------------------------------------
             3                                                                               5%
---------------------------------------------------------------------------------------------------------
             4                                                                               4%
---------------------------------------------------------------------------------------------------------
             5                                                                               3%
---------------------------------------------------------------------------------------------------------
             6                                                                              1.5%
---------------------------------------------------------------------------------------------------------
             7+                                                                              0%
---------------------------------------------------------------------------------------------------------

         Purchase payments will be treated as withdrawn on a first-in, first-out basis, and will be treated as withdrawn before gains from market appreciation or interest is withdrawn from the Contract. However, for Contracts sold to certain charitable remainder trusts, any gains will be treated as withdrawn first before the withdrawal of purchase payments.

     The contingent deferred sales charge may be reduced on Contracts sold to a trustee, employer or similar party pursuant to a retirement plan or to a group of individuals, if such sales are expected to involve reduced sales expenses. The amount of reduction will depend upon such factors as the size of the group, any prior or existing relationship with the purchaser or group, the total amount of purchase payments and other relevant factors that might tend to reduce expenses incurred in connection with such sales. The reduction will not unfairly discriminate against any Contract Owner.

         FREE WITHDRAWALS. The following withdrawals may be made free of the contingent deferred sales charge.

         o Seven-Year-Old Purchase Payments. You may withdraw any purchase payment that was made more than 7 years before the withdrawal without incurring a contingent deferred sales charge.

         o Annual Withdrawals of 15% of Purchase Payments. On the last day of the first contract year and once each contract year thereafter, you may withdraw, without incurring a contingent deferred sales charge, up to 15% of total purchase payments as of the date of the request. You may take a free withdrawal on a single sum basis or systematically, but not both. The free withdrawal amount will be applied to purchase payments on a first-in, first-out basis. With respect to any withdrawal in excess of the free withdrawal limit in a contract year, the contingent deferred sales charge schedule set forth above will apply to the remainder of the purchase payments so withdrawn on a first-in, first-out basis. This free withdrawal applies only to the first withdrawal request made in a contract year and the amount is not cumulative from year to year.

         o Cumulative Free Withdrawals. In lieu of the annual 15% purchase withdrawal right described in the preceding section, you may elect the cumulative free withdrawal rider at the time the Contract is issued. Under this rider, you may elect to withdraw up to 10% of your purchase payments in a contract year. To the extent that the free withdrawal amount in a Contract year is not withdrawn, such free withdrawal amount may be carried forward and taken in a subsequent Contract year, subject to the limit of 50% of total purchase payments as of the date of withdrawal. The free withdrawal amount will be applied to purchase payments on a first-in, first-out basis. With respect to any withdrawal in excess of the free withdrawal limit in a contract year, the contingent deferred sales charge schedule set forth above will apply to the remainder of the purchase payments so withdrawn on a first-in, first-out basis.

         o Medically Related Withdrawal. Subject to state law, after the first contract year and before the Annuity Date, you may withdraw, without incurring a contingent deferred sales charge, all or part of your Contract Value if certain medically related contingencies occur. This free withdrawal is available if you are (1) first confined in a nursing home or hospital while this Contract is in force and remain confined for at least 90 days in a row or (2) first diagnosed as having a fatal illness (an illness expected to result in death within 2 years for 80% of diagnosed cases) while this Contract is in force. The precise terms and conditions of this benefit are set forth in the Contract. It is not available if your age at issue is greater than 75. The medically related contingencies that must be met for free withdrawal vary in some states.

         o Disability Related Withdrawal. You may withdraw, without incurring a contingent deferred sales charge, part or all of your Contract Value if you (you or the Annuitant for qualified Contracts) become totally disabled as defined in the Contract.

         o Other Withdrawals. There is no contingent deferred sales charge imposed upon minimum distributions under qualified contracts which are required by the Code.

         CONTRACT RIDER CHARGES. You may elect to purchase optional contract riders to increase the benefits paid under your Contract.

         ENHANCED GUARANTEED MINIMUM STEP-UP DEATH BENEFIT RIDER. The current charge for the rider is 0.20% of the average annual Variable Account Value. We may, at our discretion, raise the current charge to a maximum rate of 0.25%.

         ENHANCED GUARANTEED MINIMUM RISING-FLOOR DEATH BENEFIT RIDER. The current and guaranteed charge for the rider is 0.35% of the average annual Variable Account Value.

         ESTATE ENHANCEMENT DEATH BENEFIT RIDER. For Annuitants who are 60 years of age or less, the current charge for the rider is 0.15% of the average Variable Account Value and Fixed Account Value. For Annuitants between the age of 61 and 70 years, the current charge is 0.25% and for Annuitants between the age of 71 and 80, the current charge is 0.55%. The guaranteed maximum charge that we may make for this rider for issue ages of 60 years or less, issue ages between 61 and 70, and issue ages between 71 and 80 are 0.20%, 0.30% and 0.60%, respectively.

         The charges for the enhanced guaranteed minimum and for the estate enhancement death benefit riders will be made on each Contract anniversary and at any time the Variable Account Value is withdrawn or transferred in full. The charge will be deducted by canceling Accumulation Units credited to your Contract, with the charge allocated pro rata among the subaccounts comprising the Variable Account Value.

PREMIUM TAXES:

         Some states and municipalities impose premium taxes on purchase payments received by insurance companies. Generally, any premium taxes payable will be deducted upon annuitization, although we reserve the right to deduct such taxes when due in jurisdictions that impose such taxes on purchase payments. Currently, state premium taxes on purchase payments range from 0% to 3 1/2%.

--------------------------------------------------------------------------------
PERFORMANCE INFORMATION

         We may advertise total return performance and annual changes in accumulation unit values.

         Information on total return performance will include average annual rates of total return for one, five and ten year periods, or lesser periods depending on how long the underlying Fund has been available through a subaccount of the Separate Account. Average annual total return figures will show the average annual rates of increase or decrease in investments in the subaccounts, assuming a hypothetical $1,000 investment at the beginning of the period, withdrawal of the investment at the end of the period, and the deduction of all applicable fund and Contract charges. We also may show average annual rates of total return, assuming investment on the inception date of the underlying Fund, other amounts invested at the beginning of the period and no withdrawal at the end of the period. Average annual total return figures which assume no withdrawals at the end of the period will reflect all recurring charges, but will not reflect the contingent deferred sales charge (if applicable, the contingent deferred sales charge would reduce the amount that may be withdrawn under the Contracts).


--------------------------------------------------------------------------------
MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNT


--------------------------------------------------------------------------------
GENERAL INFORMATION

         You may allocate or transfer money to our One Year Fixed Interest Account. The interest rate that you earn on money in this account is set at the time you invest and will not vary during the one year period. The rate will never be less than 3%.


         If you participate in our dollar cost averaging program, you may allocate money to a six month or twelve month dollar cost averaging account in our fixed interest account. The interest rate that you earn is set at the time that you invest and will not vary during the period. The rate will never be less than 3%. If you stop dollar cost averaging while money is allocated to a dollar cost average account, your money will be transferred to the One Year Fixed Interest Account unless you specify a different investment option.

         You may transfer money in the fixed interest account to subaccounts of the Separate Account, subject to the provisions of your Contract. If you do not withdraw or reallocate money in the One Year Fixed Interest Account within 25 days after the end of an interest period, we will treat it as a new allocation to the One Year Fixed Interest Account.

--------------------------------------------------------------------------------
LOANS UNDER SECTION 403(B) CONTRACTS


         If your Contract qualifies under Section 403(b) of the Code, and if state law permits, you may be able to borrow against money that you have invested in the One Year Fixed Interest Account. Review your Contract loan endorsement or consult our representative for a complete description of the terms of the loan privilege, including minimum and maximum loan amounts, repayment terms, and restrictions on prepayments.


         When you borrow, an amount equal to your loan will be transferred, as collateral, from your Separate Account subaccounts to an account in our general account called the "Restricted Account." Amounts transferred to the Restricted Account currently earn interest at a rate of 1 1/2 percentage points less than the rate of interest that we charge you on the loan. The lowest possible interest that you could earn on your Restricted Account assets is 2 1/2 percentage points less than the rate charged on the loan. On your Contract Anniversary, the accrued interest in the Restricted Account will be transferred to your Separate Account subaccounts in accordance with your current payment allocation instructions.

         Loan repayments are due quarterly. When you repay part of your loan, we transfer an amount equal to the principal portion of the repayment from the Restricted Account to the Money Market subaccount. You may then transfer amounts from the Money Market subaccount to the other investment options offered under the Contract.

         If you are in default, we will report the default to the Internal Revenue Service as a taxable distribution and, if you are then under age 59 1/2, as a premature distribution that may be subject to a 10% penalty. We will repay the loan by withdrawing the amount in default, plus interest and any applicable contingent deferred sales charge, from your Separate Account subaccounts in accordance with your Loan Request and Agreement. If Section 403(b) prevents us from doing this, your outstanding loan balance will continue to accrue interest and the amount due will be withdrawn when a withdrawal becomes permissible. While a loan balance is outstanding, any withdrawal or death benefit proceeds must first be used to pay the loan.

         Loans are subject to the terms of your Contract, your Section 403(b) plan and the Code, and, in the case of plans subject to the Employee Retirement Income Security Act of 1974, the ERISA regulations on plan loans, all of which may impose restrictions. We reserve the right to suspend, modify or terminate the availability of loans. Where there is a plan fiduciary, it is the responsibility of the fiduciary to ensure that any Contract loans comply with plan qualification requirements, including ERISA.

--------------------------------------------------------------------------------
FEDERAL INCOME TAX CONSIDERATIONS

         The following is a general summary of some federal income tax considerations. It is based on the law in effect on the date of this Prospectus, which may change, and does not address state or local tax laws. For further information, you should consult qualified tax counsel.

         You pay no federal income tax on increases in the value of your Contract until money is distributed to you or your beneficiary as a withdrawal, death benefit or an annuity payment.

         WITHDRAWALS AND DEATH BENEFITS. You may pay tax on a withdrawal, and your beneficiary may pay tax on a death benefit. The taxable portion of these payments generally will be the amount by which the payment exceeds your cost. Thus, you or your Beneficiary generally will have taxable income to the extent that your Contract Value exceeds your purchase payments. Ordinary income tax rates apply. If you designate a Beneficiary who is your grandchild or more than 37 1/2 years younger, you may be subject to the Generation Skipping Transfer Tax under Section 2601 of the Code.

         In the case of a nonqualified Contract and death of an Annuitant who was not the Contract Owner, an election to receive the death benefit in the form of annuity payment must be made within 60 days. If such election is not made, the gain from the Contract will generally be taxed as a lump sum payment, as described in the preceding paragraph.

         ANNUITY PAYMENTS. The taxable portion of an annuity payment generally is determined by a formula that establishes the ratio of the cost basis of the Contract (as adjusted for any refund feature) to the expected return under the Contract. The taxable portion, which is the amount of the annuity payment in excess of the cost basis, is taxed at ordinary income tax rates.

         Subject to certain exceptions, a Contract must be held by or on behalf of a natural person in order to be treated as an annuity contract under federal income tax law and to be accorded the tax treatment described in the preceding paragraphs. If a contract is not treated as an annuity contract for federal income tax purposes, the income on the Contract is treated as ordinary income received or accrued by the Contract Owner during the taxable year.

         EARLY WITHDRAWALS. An additional income tax of 10% may be imposed on the taxable portion of an early withdrawal or distribution unless one of several exceptions apply. Generally, there will be no additional income tax on:

         o early withdrawals that are part of a series of substantially equal periodic payments (not less frequently than annually) made for life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and a Beneficiary;

         o   withdrawals made on or after age 59 1/2;

         o   distributions made after death; or

         o   withdrawals attributable to total and permanent disability.

         TRANSFERS. You may pay tax if you transfer your Contract to someone else. If the transfer is for less than adequate consideration, the taxable portion would be the Contract Value at the time of transfer over the investment in the Contract at such time. This rule does not apply to transfers between spouses or to transfers incident to a divorce.


         SEPARATE ACCOUNT DIVERSIFICATION. Section 817(h) of the Code provides that the investments of a separate account underlying a variable annuity contract which is not purchased under a qualified retirement plan or certain other types of plans (or the investments of a mutual fund, the shares of which are owned by the variable annuity separate account) must be "adequately diversified" in order for the Contract to be treated as an annuity contract for tax purposes. The Treasury Department has issued regulations prescribing such diversification requirements. The Separate Account, through each of the available funds of the Penn Series Funds, Inc., Neuberger Berman Advisers Management Trust, Fidelity Investments' Variable Insurance Products Fund, Fidelity Investments' Variable Insurance Products Fund II, and Morgan Stanley's The Universal Institutional Funds, Inc. intends to comply with those requirements. The requirements are briefly discussed in the accompanying prospectuses for the underlying funds.

         The Treasury Department has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. If a variable contract owner is treated as owner of separate account assets, income and gain from the assets would be includable in the variable contract owner's gross income. The Treasury Department has indicated that in regulations or revenue rulings under
Section 817(d), (relating to the definition of a variable contract), it will provide subaccounts without being treated as owners of the underlying shares. It is possible that when regulations or rulings are issued, the Contracts may need to be modified to comply with them.


         QUALIFIED PLANS. The Contracts may be used in connection with certain retirement plans that qualify for special tax treatment under the Code. The plans include rollover individual retirement annuities qualified under Section 408(b) of the Code (referred to as IRAs) and certain tax deferred annuities qualified under Section 403(b) of the Code. Qualified Contracts have special provisions in order to be treated as qualified under the Code.

         For some types of qualified retirement plans, there may be no cost basis in the Contract. In this case, the total payments received may be taxable. Before purchasing a contract under a qualified retirement plan, the tax law provisions applicable to the particular plan should be considered.

         Distribution must generally commence from individual retirement annuities and from contracts qualified under Section 403(b) no later than the April 1 following the calendar year in which the Contract Owner attains age 70 1/2. Failure to make such required minimum distributions may result in a 50% tax on the amount of the required distribution.

         Generally, under a nonqualified annuity or rollover individual retirement annuity qualified under Section 408(b), unless the Contract Owner elects to the contrary, any amounts that are received under the Contract that the Company believes are includable in gross income for tax purposes will be subject to mandatory withholding to meet federal income tax obligations. The same treatment will apply to distributions from a Section 403(b) annuity that are payable as an annuity for the life or life expectancy of one or more individuals, or for a period of at least 10 years, or are required minimum distributions. Other distributions from a qualified plan or a Section 403(b) annuity are subject to mandatory withholding, unless an election is made to receive the distribution as a direct rollover to another eligible retirement plan.

         This general summary of federal income tax does not address every issue that may affect you. You should consult qualified tax counsel.

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS


         The financial statements of the Separate Account and the consolidated financial statements of the Company appear in the Statement of Additional Information. The consolidated financial statements of the Company should be considered only as bearing upon the Company's ability to meet its obligations under the Contracts.

--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION CONTENTS

--------------------------------------------------------------------------------
VARIABLE ANNUITY PAYMENTS....................................................B-2
         First Variable Annuity Payments.....................................B-2
         Subsequent Variable Annuity Payments................................B-2
         Annuity Units.......................................................B-2
         Value of Annuity Units..............................................B-2
         Net Investment Factor...............................................B-2
         Assumed Interest Rate...............................................B-3
         Valuation Period....................................................B-3

--------------------------------------------------------------------------------
PERFORMANCE DATA.............................................................B-3
         Average Annual Total Return.........................................B-3

--------------------------------------------------------------------------------
ADMINISTRATIVE AND RECORDKEEPING SERVICES....................................B-8

--------------------------------------------------------------------------------
DISTRIBUTION OF CONTRACTS....................................................B-8

--------------------------------------------------------------------------------
CUSTODIAN....................................................................B-8

--------------------------------------------------------------------------------
INDEPENDENT AUDITORS.........................................................B-8

--------------------------------------------------------------------------------
LEGAL MATTERS................................................................B-8

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS.........................................................B-8

--------------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION -- MAY 1, 2001
--------------------------------------------------------------------------------

PENNANT SELECT

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
THE PENN MUTUAL LIFE INSURANCE COMPANY
PHILADELPHIA, PENNSYLVANIA 19172 O  TELEPHONE (800) 523-0650
--------------------------------------------------------------------------------

This statement of additional information is not a prospectus. It should be read in conjunction with the current Prospectus for the Pennant Select Contract, dated May 1, 2001. The Contract is funded through Penn Mutual Variable Account III (referred to as the "Separate Account"). To obtain a prospectus you may write to The Penn Mutual Life Insurance Company (the "Company"), Customer Service Group, Philadelphia, PA 19172. Or you may call (800) 523-0650. Terms used in this statement of additional information have the same meaning as the Prospectus.
--------------------------------------------------------------------------------

TABLE OF CONTENTS

----------------------------------------------------------------------------
VARIABLE ANNUITY PAYMENTS..............................................B-2
         First Variable Annuity Payments...............................B-2
         Subsequent Variable Annuity Payments..........................B-2
         Annuity Units.................................................B-2
         Value of Annuity Units........................................B-2
         Net Investment Factor.........................................B-2
         Assumed Interest Rate.........................................B-3
         Valuation Period..............................................B-3
----------------------------------------------------------------------------
PERFORMANCE DATA.......................................................B-3
         Average Annual Total Return...................................B-3
----------------------------------------------------------------------------
ADMINISTRATIVE AND RECORDKEEPING SERVICES..............................B-8
----------------------------------------------------------------------------
DISTRIBUTION OF CONTRACTS..............................................B-8
----------------------------------------------------------------------------
CUSTODIAN..............................................................B-8
----------------------------------------------------------------------------
INDEPENDENT AUDITORS...................................................B-8
----------------------------------------------------------------------------
LEGAL MATTERS..........................................................B-8
----------------------------------------------------------------------------
FINANCIAL STATEMENTS...................................................B-8
----------------------------------------------------------------------------

--------------------------------------------------------------------------------
VARIABLE ANNUITY PAYMENTS
--------------------------------------------------------------------------------

FIRST VARIABLE ANNUITY PAYMENT

         When a variable annuity is effected, we will first deduct applicable premium taxes, if any, from the Contract Value. The dollar amount of the first monthly annuity payment will be determined by applying the net Contract Value to the annuity table set forth in the contract for the annuity option chosen. The annuity tables show the amount of the first monthly income payment under each annuity option for each $1,000 of value applied, based on the Annuitant's age at the Annuity Date. The annuity tables are based on the Annuity 2000 Basic Table with interest rates at 3% or 5%.
--------------------------------------------------------------------------------
SUBSEQUENT VARIABLE ANNUITY PAYMENTS

         The dollar amount of subsequent variable annuity payments will vary in accordance with the investment experience of the subaccount(s) of the Separate Account applicable to the annuity. Each subsequent variable annuity payment will equal the number of annuity units credited, multiplied by the value of the annuity unit for the valuation period. The Company guarantees that the amount of each subsequent annuity payment will not be affected by variations in expense or mortality experience.
--------------------------------------------------------------------------------
ANNUITY UNITS

         For each subaccount selected, the number of annuity units is the amount of the first annuity payment allocated to the subaccount divided by the value of an annuity unit for the subaccount on the Annuity Date. The number of your annuity units will not change as a result of investment experience.
--------------------------------------------------------------------------------
VALUE OF ANNUITY UNITS

         The value of an annuity unit for each subaccount was arbitrarily set at $10 when the subaccount was established. The value may increase or decrease from one valuation period to the next. For a valuation period, the value of an annuity unit for a subaccount is the value of an annuity unit for the subaccount for the last prior valuation period multiplied by the net investment factor for the subaccount for the valuation period. The result is then multiplied by a factor to neutralize an assumed interest rate of 3% or 5%, as applicable, built into the annuity tables.
--------------------------------------------------------------------------------
NET INVESTMENT FACTOR

         For any subaccount, the net investment factor for a valuation period is determined by dividing (a) by (b) and subtracting (c):

WHERE (A) IS:

         The net asset value per share of the mutual fund held in the subaccount, as of the end of the valuation period

         PLUS

         The per share amount of any dividend or capital gain distributions by the mutual fund if the "ex-dividend" date occurs in the valuation period

         PLUS OR MINUS

         A per share charge or credit, as we may determine as of the end of the valuation period, for provision for taxes (if applicable).

WHERE (B) IS:

         The net asset value per share of the mutual fund held in the subaccount as of the end of the last prior valuation period

         PLUS OR MINUS

         The per share charge or credit for provision for taxes as of the end of the last prior valuation period (if applicable).

WHERE (C) IS:

         The sum of the mortality and expense risk charge and the daily administration charge. On an annual basis, the sum of such charges equals 1.35% of the daily net asset value of the subaccount.

--------------------------------------------------------------------------------

ASSUMED INTEREST RATE

         Assumed interest rates of 3% or 5% are included in the annuity tables in the contracts. A higher assumption would mean a higher first annuity payment but more slowly rising or more rapidly falling subsequent payments. A lower assumption would have the opposite effect. If the actual net investment rate on an annual basis is equal to the assumed interest rate you have selected, annuity payments will be level.

--------------------------------------------------------------------------------

VALUATION PERIOD

         Valuation period is the period from one valuation of underlying fund assets to the next. Valuation is performed each day the New York Stock Exchange is open for trading.

--------------------------------------------------------------------------------

PERFORMANCE DATA

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN


         The performance data in the following tables include average annual total return of subaccounts of the Separate Account computed in accordance with the standard formula and limitations prescribed by the Securities and Exchange Commission and average annual total return information based upon different hypothetical assumptions.

TABLE 1  AVERAGE ANNUAL TOTAL RETURN ON $1,000 INVESTMENT --
ASSUMING WITHDRAWAL AT END OF PERIOD

                                                                  AVERAGE ANNUAL TOTAL RETURN
                                                                  ONE        FIVE         TEN         FROM
                                                                  YEAR       YEARS       YEARS      INCEPTION
                                                   INCEPTION      ENDED      ENDED       ENDED       THROUGH
FUND (MANAGER)                                      DATE*       12/31/00   12/31/00    12/31/00     12/31/00
--------------                                      ------      --------   --------    --------     --------
Quality Bond Fund (a)............................   3/17/87      3.78%       4.67%       6.51%        6.47%
     (Independence Capital)
Limited Maturity Bond Fund(a)....................   5/1/00        N/A         N/A         N/A        -0.30%
     (Independence Capital)
High Yield Bond Fund (a).........................   8/6/84      -10.75%      4.69%       9.45%        7.63%
     (T. Rowe Price)
Flexibly Managed Fund (a)........................   7/31/84      13.08%     10.97%      12.17%       13.25%
     (T. Rowe Price)
Growth Equity Fund (a)...........................   6/1/83      -31.76%     13.96%      13.05%       12.10%
     (Independence Capital)
Large Cap Value Fund (a).........................   3/17/87      4.22%      11.54%      13.86%       11.28%
     (Putnam)
Index 500(a).....................................   5/1/00        N/A         N/A         N/A        -23.13%
     (Wells)
Mid Cap Growth(a)................................   5/1/00        N/A         N/A         N/A        -26.36%
     (Turner)
Mid Cap Value(a).................................   5/1/00        N/A         N/A         N/A        23.23%
     (Neuberger Berman)
Emerging Growth Fund (a).........................   5/1/97      -34.08%       N/A         N/A        40.69%
     (RS Investment Management)
Small Cap Value Fund (a).........................   5/1/95       5.42%       6.37%        N/A         7.73%
     (Royce)
International Equity Fund (a)....................   11/1/92     -24.79%     10.40%        N/A        11.54%
     (Vontobel)
Balanced Portfolio (b)...........................   5/3/93      -11.54%     10.62%        N/A        10.33%
     (Neuberger Berman)
Equity-Income Portfolio (c)......................   5/1/95       0.31%      11.18%        N/A        13.40%
     (Fidelity Investments)
Growth Portfolio (c).............................   5/1/95      -17.97%     16.68%        N/A        19.24%
     (Fidelity Investments)
Asset Manager Portfolio (d)......................   5/1/95      -10.93%      9.05%        N/A        10.06%
     (Fidelity Investments)
Emerging Markets Equity (International) (e)         5/1/97      -43.73%       N/A         N/A        -7.82%
     (Morgan Stanley)


* Date the underlying fund was first offered through a subaccount of the Separate Account.
(a)  Penn Series Funds, Inc.
(b)  Neuberger Berman Advisers Management Trust
(c)  Variable Insurance Products Fund
(d)  Variable Insurance Products Fund II
(e)  The Universal Institutional Funds, Inc.

TABLE 2 AVERAGE ANNUAL TOTAL RETURN ON $1,000 INVESTMENT - ASSUMING NO WITHDRAWAL AT END OF PERIOD AND INVESTMENT ON INCEPTION DATE OF THE UNDERLYING FUND

                                                                     AVERAGE ANNUAL TOTAL RETURN

                                                                 ONE        FIVE         TEN         FROM
                                                                 YEAR       YEARS       YEARS      INCEPTION
                                                  INCEPTION      ENDED      ENDED       ENDED       THROUGH
FUND (MANAGER)*                                     DATE*      12/31/00   12/31/00    12/31/00     12/31/00
--------------                                      -----      --------   --------    --------     --------
Quality Bond Fund (a)...........................   3/17/87      10.35%      5.21%       6.51%        6.47%
     (Independence Capital)
Limited Maturity Bond Fund(a)...................   5/1/00        N/A         N/A         N/A         9.30%
     (Independence Capital)
High Yield Bond Fund (a)........................   8/6/84       -5.10%      5.23%       9.45%        7.63%
     (T. Rowe Price)
Flexibly Managed Fund (a).......................   7/31/84      20.26%     11.54%      12.17%       13.30%
     (T. Rowe Price)
Growth Equity Fund (a)..........................   6/1/83      -27.42%     14.55%      13.05%       12.10%
     (Independence Capital)
Large Cap Value Fund (a)........................   3/17/87      10.84%     12.12%      13.86%       11.28%
     (Putnam)
Index 500(a)....................................   5/1/00        N/A         N/A         N/A        -15.69%
     (Wells)
Mid Cap Growth(a)...............................   5/1/00        N/A         N/A         N/A        -19.28%
     (Turner)
Mid Cap Value(a)................................   5/1/00        N/A         N/A         N/A        35.09%
     (Neuberger Berman)
Emerging Growth Fund (a)........................   5/1/97      -29.89%       N/A         N/A        42.37%
     (RS Investment Management)
Small Cap Value Fund (a)........................   3/1/95       12.09%      6.92%        N/A         7.96%
     (Royce)
International Equity Fund (a)...................   11/1/92     -20.01%     10.97%        N/A        11.54%
     (Vontobel)
Balanced Portfolio (b)..........................   2/28/89      -5.93%     11.19%      10.33%       10.03%
     (Neuberger Berman)
Equity-Income Portfolio (c).....................   10/9/86      6.68%      11.75%      15.62%       11.86%
     (Fidelity Investments)
Growth Portfolio (c)............................   10/9/86     -12.75%     17.28%      18.13%       14.81%
     (Fidelity Investments)
Asset Manager Portfolio (d).....................   9/6/89       -5.29%      9.61%      10.41%        9.71%
     (Fidelity Investments)
Emerging Markets Equity (International) (e).....   10/1/96     -40.16%       N/A         N/A        -4.15%
     (Morgan Stanley)

---------
*     Date underlying fund was established.
(a)   Penn Series Funds, Inc.
(b)   Neuberger Berman Advisers Management Trust
(c)   Variable Insurance Products Fund
(d)   Variable Insurance Products Fund II
(e)   The Universal Institutional Funds, Inc.

TABLE 3 AVERAGE ANNUAL TOTAL RETURN ON $10,000 INVESTMENT - ASSUMING NO WITHDRAWAL AT END OF PERIOD AND INVESTMENT ON INCEPTION DATE OF THE UNDERLYING FUND

                                                                           AVERAGE ANNUAL TOTAL RETURN
                                                                  ONE        FIVE         TEN         FROM
                                                                  YEAR       YEARS       YEARS      INCEPTION
                                                   INCEPTION      ENDED      ENDED       ENDED       THROUGH
FUND (MANAGER)*                                      DATE*      12/31/00   12/31/00    12/31/00     12/31/00
---------------                                      -----      --------   --------    --------     --------
Quality Bond Fund (a)............................   3/17/87      10.48%      5.33%       6.61%        6.48%
     (Independence Capital)
Limited Maturity Bond Fund(a)....................   5/1/00        N/A         N/A         N/A         9.43%
     (Independence Capital)
High Yield Bond Fund (a).........................   8/06/84      -4.99%      5.32%       9.51%        7.63%
     (T. Rowe Price)
Flexibly Managed Fund (a)........................   7/31/84      20.55%     11.78%      12.35%       13.30%
     (T. Rowe Price)
Growth Equity Fund (a)...........................   6/1/83      -27.13%     14.74%      13.23%       12.10%
     (Independence Capital)
Large Cap Value Fund (a).........................   3/17/87      11.10%     12.32%      14.01%       11.28%
     (Putnam)
Index 500(a).....................................   5/1/00        N/A         N/A         N/A        -14.97%
     (Wells)
Mid Cap Growth(a)................................   5/1/00        N/A         N/A         N/A        -19.21%
     (Turner)
Mid Cap Value(a).................................   5/1/00        N/A         N/A         N/A        35.26%
     (Neuberger Berman)
Emerging Growth Fund (a).........................   5/1/97      -29.54%       N/A         N/A        42.41%
     (RS Investment Management)
Small Cap Value Fund (a).........................   3/1/95       12.19%      7.00%        N/A         7.97%
     (Royce)
International Equity Fund (a)....................   11/1/92     -19.78%     11.15%        N/A        11.56%
     (Vontobel)
Balanced Portfolio (b)...........................   2/28/89      -5.84%     11.26%      10.40%       10.07%
     (Neuberger Berman)
Equity-Income Portfolio (c)......................   10/9/86      6.93%      11.95%      15.75%       11.87%
     (Fidelity Investments)
Growth Portfolio (c).............................   10/9/86     -12.23%     17.64%      18.38%       14.82%
     (Fidelity Investments)
Asset Manager Portfolio (d)......................   9/6/89       -5.23%      9.66%      10.45%        9.71%
     (Fidelity Investments)
Emerging Markets Equity (International) (e)......   10/1/96     -40.04%       N/A         N/A        -4.12%
     (Morgan Stanley)

-----------
*    Date underlying fund was established.
(a)  Penn Series Funds, Inc.
(b)  Neuberger Berman Advisers Management Trust
(c)  Variable Insurance Products Fund
(d)  Variable Insurance Products Fund II
(e)  The Universal Institutional Funds, Inc.

                  Average annual total returns in Table 1 are computed by finding the average annual compounded rates of return over the periods shown that would equate the initial amount invested to the withdrawal value, in accordance with the following formula: P(1+T)n=ERV. In the formula, P is a hypothetical investment payment of $1,000; T is the average annual total return; n is the number of years; and ERV is the ending redeemable value (or withdrawal value at the end of the periods shown). The returns are computed according to the formula and assumptions prescribed by the SEC.

         Average annual rates of total return in Tables 2 and 3 are computed by finding the average annual compounded rates of return over the periods shown that would equate the initial amount invested to the account value at the end of the periods shown, in accordance with the following formula: P(1+T)n=EV. In the formula, P is a hypothetical investment of $1,000 in Table 2 and $10,000 in Table 3; T is the average annual total return; n is the number of years; and EV is the ending value. The computations assume that no withdrawals were made at the end of the periods, and therefore do not reflect the Contract's contingent deferred sales charge which declines from 7% to 0% over seven years. The returns also show investment performance from the inception date of the Fund, which may predate the date the Separate Account began investing in the Fund.



              -----------------------------------------------------


         THE PERFORMANCE INFORMATION SET FORTH ABOVE IS FOR PAST PERFORMANCE OF THE FUNDS, ASSUMING THE SUBACCOUNTS OF THE SEPARATE ACCOUNT HAD INVESTED IN THE FUNDS FROM THE DATE THE UNDERLYING FUND WAS FIRST AVAILABLE THROUGH A SUBACCOUNT OF THE SEPARATE ACCOUNT OR THE DATE THE UNDERLYING FUND WAS ESTABLISHED. THE PERFORMANCE INFORMATION IS NOT AN INDICATION OR REPRESENTATION OF FUTURE PERFORMANCE.

--------------------------------------------------------------------------------

ADMINISTRATIVE AND RECORDKEEPING SERVICES

         The Company performs all data processing, recordkeeping and other related services with respect to the Contracts and the Separate Accounts.

--------------------------------------------------------------------------------

DISTRIBUTION OF CONTRACTS


         Hornor, Townsend & Kent, Inc. ("HTK"), a wholly owned subsidiary of The Penn Mutual Life Insurance Company ("Penn Mutual"), serves as principal underwriter of the Contracts. The address of HTK is 600 Dresher Road, Horsham, PA 19044. For 2000 and 1999, Penn Mutual paid commissions to HTK approximately $235,109 and $110,095 respectively.


         The Contracts will be distributed by Hornor, Townsend & Kent, Inc. through broker-dealers. Total commissions on purchase payments made under the Contract will not exceed 7% and trailer commissions based on a percentage of Contract Value may be paid. The offering of the Contracts is continuous, and the Company does not anticipate discontinuing the offering of the Contract, although we reserve the right to do so.

-------------------------------------------------------------------------------

CUSTODIAN

         The Company is custodian of the assets held in the Separate Account.

--------------------------------------------------------------------------------

INDEPENDENT AUDITORS

         Ernst & Young LLP serves as independent auditors of The Penn Mutual Life Insurance Company and Penn Mutual Variable Annuity Account III. Their offices are located at 2001 Market Street, Suite 4000, Philadelphia, PA.

--------------------------------------------------------------------------------

LEGAL MATTERS

         Morgan, Lewis & Bockius LLP has provided advice on certain matters relating to the federal securities laws and the offering of the Contracts. Their offices are located at 1701 Market Street, Philadelphia, PA.

--------------------------------------------------------------------------------

FINANCIAL STATEMENTS


         The financial statements of the Separate Account and the consolidated financial statements of the Company appear in the following pages. The consolidated financial statements of the Company should be considered only as bearing upon the Company's ability to meet its obligations under the Contracts.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENT OF ASSETS AND LIABILITIES - DECEMBER 31, 2000

----------------------------------------------------------------------------------------------------------------------------------
                                                                                 MONEY       QUALITY   HIGH YIELD    GROWTH EQUITY
                                                                TOTAL         MARKET FUND+  BOND FUND+ BOND FUND+       FUND+
                                                           ---------------   ------------- ----------- ----------    -------------
INVESTMENT IN COMMON STOCK
Number of Shares ..................................                           34,290,959    3,515,185    4,832,272      8,028,803
Cost ..............................................        $1,349,306,574     34,290,959   35,983,902   44,644,137    177,122,016

ASSETS:
Investments at market value .......................        $1,423,853,779     34,290,959   36,311,859   36,000,424    162,101,532
Dividends receivable ..............................               195,777        195,777            -            -              -

LIABILITIES:
Due to(from) the Penn Mutual Life Insurance Company            (3,893,196)    (4,416,810)      15,821       14,873         49,653

                                                           --------------    -----------  -----------  -----------   ------------
NET ASSETS ........................................        $1,427,942,752    $38,903,546  $36,296,038  $35,985,551   $162,051,879
                                                           ==============    ===========  ===========  ===========   ============

------------------------------------------------------------------------------------------------------------------------------------

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENT OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2000

                                                                                 MONEY       QUALITY   HIGH YIELD    GROWTH EQUITY
                                                                TOTAL         MARKET FUND+  BOND FUND+ BOND FUND+       FUND+
                                                           -------------     ------------- ----------- ----------    -------------
INVESTMENT INCOME:
Dividends .........................................        $  49,104,769     $ 2,261,336   $3,703,520  $ 7,992,358   $           -
EXPENSE:
Mortality and expense risk charges ................           18,493,651         509,278      451,801      487,649       2,618,708
                                                           -------------     -----------   ----------  -----------   -------------

Net investment income (loss) ......................           30,611,118       1,752,058    3,251,719    7,504,709      (2,618,708)
                                                           -------------     -----------   ----------  -----------   -------------
REALIZED AND UNREALIZED GAINS (LOSSES) ON
     INVESTMENTS:
Realized gains (losses) from redemption of fund
     shares .......................................            4,560,106               -     (260,753)    (545,392)     (1,223,767)
Capital gains distributions .......................          240,400,297               -      614,875            -      67,695,407
                                                           -------------     -----------   ----------  -----------   -------------

Net realized gains (losses) from investment
     transactions .................................          244,960,403               -      354,122     (545,392)     66,471,640
Net change in unrealized appreciation (depreciation)
     of investments ...............................         (377,882,344)              -      (87,901)  (8,801,723)   (124,268,042)
                                                           -------------     -----------   ----------  -----------   -------------

Net realized and unrealized gains (losses) on
     investments ..................................         (132,921,941)              -      266,221   (9,347,115)    (57,796,402)
                                                           -------------     -----------   ----------  -----------   -------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
     FROM OPERATIONS ..............................        $(102,310,823)    $ 1,752,058   $3,517,940  $(1,842,406)  $ (60,415,110)
                                                           =============     ===========   ==========  ===========   =============

  THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENT OF ASSETS AND LIABILITIES - DECEMBER 31, 2000

------------------------------------------------------------------------------------------------------------------------------------
                                                        LARGE CAP        FLEXIBLY                       SMALL CAP        EMERGING
                                                          VALUE           MANAGED    INTERNATIONAL       VALUE           GROWTH
                                                         FUND* +           FUND+      EQUITY FUND+        FUND** +         FUND+
                                                       ------------    ------------   --------------  -----------      -------------
INVESTMENT IN COMMON STOCK
Number of Shares ..................................       8,485,759      14,106,294      5,894,424       2,223,269        3,683,147
Cost ..............................................     117,462,431     221,893,373     89,309,412      29,543,832      106,492,953

ASSETS:
Investments at market value .......................     153,337,668     278,740,353     98,083,212      28,769,111       91,673,531
Dividends receivable ..............................               -               -              -               -                -

LIABILITIES:
Due to(from) the Penn Mutual Life Insurance Company.         61,375         127,914         39,911          10,841           25,737
                                                       ------------    ------------   ------------     -----------     ------------
NET ASSETS ........................................    $153,276,293    $278,612,439   $ 98,043,301     $28,758,270     $ 91,647,794
                                                       ============    ============   ============     ===========     ============
------------------------------------------------------------------------------------------------------------------------------------
PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENT OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2000
                                                       LARGE CAP        FLEXIBLY                         SMALL CAP        EMERGING
                                                         VALUE           MANAGED     INTERNATIONAL        VALUE           GROWTH
                                                         FUND* +          FUND+       EQUITY FUND+        FUND** +         FUND+
                                                       -----------     ------------  -------------     -----------     -------------
INVESTMENT INCOME:
Dividends .........................................      $3,693,204    $ 19,042,081       $590,107        $207,015     $          -
EXPENSE:
Mortality and expense risk charges ................       2,017,265       3,504,024      1,036,640         277,470        1,365,586
                                                       ------------    ------------   ------------     -----------     ------------
Net investment income (loss) ......................       1,675,939      15,538,057       (446,533)        (70,455)      (1,365,586)
                                                       ------------    ------------   ------------     -----------     ------------
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Realized gains (losses) from redemption of fund
     shares .......................................      (2,311,949)     (1,875,124)      (430,114)       (245,436)      (4,236,732)
Capital gains distributions .......................      46,931,787      34,314,462     24,845,003       2,632,095       29,868,120
                                                       ------------    ------------   ------------     -----------     ------------
Net realized gains (losses) from investment
     transactions .................................      44,619,838      32,439,338     24,414,889       2,386,659       25,631,388
Net change in unrealized appreciation (depreciation)
     of investments ...............................     (32,540,746)        393,655    (46,989,305)       (275,928)     (67,301,185)
                                                       ------------  -------------    ------------     -----------     ------------
Net realized and unrealized gains (losses) on
     investments ..................................      12,079,092      32,832,993    (22,574,416)      2,110,731      (41,669,797)
                                                       ------------  -------------    ------------     -----------     ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
     FROM OPERATIONS ..............................    $ 13,755,031    $ 48,371,050   $ (23,020,949)   $ 2,040,276     $(43,035,383)
                                                       ============    ============   =============    ===========     ============

*    Prior to May 1, 2000, the Large Cap Value Fund was named the Value Equity
     Fund.
** Prior to May 1, 2000, the Small cap Value Fund was named the Small Capitalization Fund.
+    Investment in Penn Series Funds, Inc.
++   Investment in Neuberger Berman Advisers Management Trust
+++ Investment in Fidelity Investments' Variable Insurance Products Funds I and II
++++ Investment in The Universal Institutional Funds, Inc.
   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENT OF ASSETS AND LIABILITIES - DECEMBER 31, 2000 (CON'T)
--------------------------------------------------------------------------------------------------------------------------

                                                                  LIMITED                       MID CAP
                                                               MATURITY BOND    INDEX 500        GROWTH
                                                               PORTFOLIO+ +      FUND+ +         FUND+ +
                                                              -------------  -------------   -----------
INVESTMENT IN COMMON STOCK
Number of Shares ..................................             594,708      10,993,662       3,315,177
Cost ..............................................           5,971,201     109,783,499      33,953,276

ASSETS:
Investments at market value .......................           6,024,388      99,822,452      29,007,799
 Dividends receivable .............................                   -               -               -

LIABILITIES:
Due to(from) the Penn Mutual Life Insurance Company              (3,987)         20,769         (35,597)

                                                             -----------    ------------    ------------
NET ASSETS ........................................          $6,028,375     $99,801,683     $29,043,396
                                                             ===========    ============    ============

------------------------------------------------------------------------------------------------------------------------------------

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENT OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2000 (CON'T)

                                                                 LIMITED                           MID CAP
                                                                MATURITY BOND      INDEX 500       GROWTH
                                                                PORTFOLIO+ +        FUND+ +        FUND+ +
                                                              ---------------  ------------- -------------
INVESTMENT INCOME:
Dividends .........................................            $637,315          $917,127    $         -
EXPENSE:
Mortality and expense risk charges ................              66,966         1,175,225        306,934
                                                              ----------    --------------   ------------

Net investment income (loss) ......................             570,349          (258,098)      (306,934)
                                                              ----------    --------------   ------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON
     INVESTMENTS:
Realized gains (losses) from redemption of fund
     shares .......................................            (819,633)       15,381,630      7,473,315
Capital gains distributions .......................              97,592         1,350,705        628,667
                                                              ----------    --------------   ------------

Net realized gains (losses) from investment
     transactions .................................            (722,041)       16,732,335      8,101,982
Net change in unrealized appreciation (depreciation)
     of investments ...............................             512,477       (27,547,217)   (11,723,652)
                                                              ----------    --------------   ------------

Net realized and unrealized gains (losses) on
     investments ..................................            (209,564)      (10,814,882)    (3,621,670)
                                                              ----------    --------------   ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
     FROM OPERATIONS ..............................           $ 360,785     $ (11,072,980)   $(3,928,604)
                                                              ==========    ==============   ============
   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          EMERGING
PENN MUTUAL VARIABLE ANNUITY ACCOUNT III        MID CAP                                                               MARKETS EQUITY
STATEMENT OF ASSETS AND LIABILITIES -            VALUE       BALANCED      EQUITY INCOME     GROWTH       ASSET MANAGER    (INT'L)
DECEMBER 31, 2000 (CON'T)                        FUND+ +    PORTFOLIO++     PORTFOLIO+++   PORTFOLIO+++   PORTFOLIO+++   PORTFOLIO++
                                              ----------   -----------     ------------   ------------    ------------ -----------
INVESTMENT IN COMMON STOCK
Number of Shares ...................            2,593,220     2,809,498      3,004,550       4,051,548     1,581,888      1,607,167
Cost ...............................           26,296,822    49,975,645     62,370,646     160,591,163    26,236,662     17,384,645

ASSETS:
Investments at market value ........           30,911,188    48,548,125     76,676,119     176,850,046    25,310,199     11,394,814
 Dividends receivable ..............                    -             -              -               -             -              -

LIABILITIES:
Due to(from) the Penn Mutual Life
 Insurance Company .................               45,221        11,857         29,654          52,052         9,499         48,021
                                              -----------   -----------    -----------    ------------   -----------    -----------
NET ASSETS .......................            $30,865,967   $48,536,268    $76,646,465    $176,797,994   $25,300,700    $11,346,793
                                              ===========   ===========    ===========    ============   ===========    ===========
------------------------------------------------------------------------------------------------------------------------------------

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III                                                                                   EMERGING
STATEMENT OF OPERATIONS - FOR THE YEAR           MID CAP                                                              MARKETS EQUITY
ENDED DECEMBER 31, 2000 (CON'T)                  VALUE       BALANCED      EQUITY INCOME     GROWTH       ASSET MANAGER    (INT'L)
                                                 FUND+ +    PORTFOLIO++     PORTFOLIO+++   PORTFOLIO+++   PORTFOLIO+++   PORTFOLIO++
                                               ----------   -----------     ------------   ------------    ------------ -----------

INVESTMENT INCOME:
Dividends .................................... $  262,908   $   629,669    $   519,733    $  8,480,529   $   167,867    $         -

EXPENSE:
Mortality and expense risk charges ...........    299,646       579,854        946,046       2,410,208       325,347        115,004
                                               ----------   -----------    -----------    -------------  -----------    -----------
Net investment income (loss) .................    (36,738)       49,815       (426,313)      6,070,321      (157,480)      (115,004)
                                               ----------   -----------    -----------    -------------  -----------    -----------
REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS:
Realized gains (losses) from
  redemption of fund shares .................. (4,735,528)      (41,439)      (156,135)       (711,142)        4,520       (706,215)
Capital gains distributions ..................  5,255,442     4,986,304      5,752,598      11,063,553     2,513,627      1,850,060
                                               ----------   -----------    -----------    -------------  -----------    -----------
Net realized gains (losses) from investment
     transactions ............................    519,914     4,944,865      5,596,463      10,352,411     2,518,147      1,143,845
Net change in unrealized appreciation
  (depreciation) of investments ..............  4,602,309   (9,780,939)       (410,813)    (41,456,427)   (3,727,173)    (8,479,734)
                                               ----------   -----------    -----------    -------------  -----------    -----------
Net realized and unrealized gains (losses) on
     investments .............................  5,122,223    (4,836,074)     5,185,650     (31,104,016)   (1,209,026)    (7,335,889)
                                               ----------   -----------    -----------    -------------  -------------  -----------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS................... $5,085,485   $(4,786,259)   $ 4,759,337    $(25,033,695)  $(1,366,506)   $(7,450,893)
                                               ==========   ===========    ===========    =============  ===========    ===========
 +    Formerly the Limited Maturity Bond Portfolio, the Index 500 Portfolio, the Capital Appreciation Portfolio and the Partners
      Portfolio, respectively. The effective date of the name change was May 1, 2000.
 +    Investment in Penn Series Funds, Inc.
 ++   Investment in Neuberger Berman Advisers Management Trust
 +++  Investment in Fidelity Investments' Variable Insurance Products Funds I and II
 ++++ Investment in The Universal Institutional Funds, Inc.
   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF CHANGES IN NET ASSETS - FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999

                                                                   TOTAL                        MONEY MARKET FUND+
                                                     ----------------------------------    ----------------------------
                                                           2000               1999            2000             1999
                                                     ---------------    ---------------    ------------     -----------
OPERATIONS:
  Net investment income (loss) ...................      $30,611,118       ($12,021,272)     $1,752,058      $1,228,846
  Net realized gains (losses) from
    investment transactions ......................      244,960,403         18,656,424               -               -
  Net change in unrealized appreciation
    (depreciation) of investments ................     (377,882,344)       225,948,976               -               -
                                                     --------------     --------------    ------------     -----------
Net increase (decrease) in net assets
    resulting from operations ....................     (102,310,823)       232,584,128       1,752,058       1,228,846
                                                     --------------     --------------    ------------     -----------

VARIABLE ANNUITY ACTIVITIES:
  Purchase payments ..............................      867,503,928        574,203,492     159,249,469     121,832,838
  Surrender benefits .............................     (168,942,027)      (118,977,195)    (10,604,135)    (11,197,551)
  Net transfers ..................................     (653,896,666)      (385,402,907)   (153,930,861)    (96,586,146)
  Death benefits .................................       (5,898,948)        (5,743,417)       (207,267)       (220,239)
  Contract administration charges ................       (1,079,419)        (1,019,724)        (23,859)        (18,923)
  Deferred sales charges .........................       (2,287,477)        (1,712,520)       (163,185)       (185,645)
  Annuity benefits ...............................      (13,197,407)        (9,193,907)       (895,072)       (494,203)
                                                     --------------     --------------    ------------     -----------
Net increase (decrease) in net assets resulting
  from variable annuity activities ...............       22,201,984         52,153,822      (6,574,910)     13,130,131
                                                     --------------     --------------    ------------     -----------
  Total increase (decrease)  in net assets .......      (80,108,839)       284,737,950      (4,822,852)     14,358,977
NET ASSETS:
  Beginning of year ..............................    1,508,051,591      1,223,313,641      43,726,398      29,367,421
                                                     --------------     --------------    ------------     -----------
  END OF YEAR ....................................   $1,427,942,752     $1,508,051,591     $38,903,546     $43,726,398
                                                     ==============     ==============    ============     ===========


                                                          QUALITY BOND FUND+
                                                     ---------------------------
                                                         2000           1999
                                                     ------------   ------------
OPERATIONS:
  Net investment income (loss) ...................    $3,251,719      ($472,167)
  Net realized gains (losses) from
    investment transactions ......................       354,122         (8,658)
  Net change in unrealized appreciation
    (depreciation) of investments ................       (87,901)         3,987
                                                     -----------    -----------
Net increase (decrease) in net assets
    resulting from operations ....................     3,517,940       (476,838)
                                                     -----------    -----------

VARIABLE ANNUITY ACTIVITIES:
  Purchase payments ..............................     7,243,345     12,756,541
  Surrender benefits .............................    (4,068,388)    (3,355,904)
  Net transfers ..................................    (7,494,728)    (6,819,329)
  Death benefits .................................      (266,529)      (320,089)
  Contract administration charges ................       (23,341)       (24,084)
  Deferred sales charges .........................       (47,137)       (45,635)
  Annuity benefits ...............................      (531,362)      (464,887)
                                                     -----------    -----------
Net increase (decrease) in net assets resulting
  from variable annuity activities ...............    (5,188,140)     1,726,613
                                                     -----------    -----------
  Total increase (decrease)  in net assets .......    (1,670,200)     1,249,775
NET ASSETS:
  Beginning of year ..............................    37,966,238     36,716,463
                                                     -----------    -----------
  END OF YEAR ....................................   $36,296,038    $37,966,238
                                                     ===========    ===========

                                                             HIGH YIELD BOND FUND+             GROWTH EQUITY FUND+
                                                        -----------------------------     ------------------------------
                                                            2000             1999              2000             1999
                                                        ------------     ------------     -------------     ------------
OPERATIONS:
  Net investment income (loss) .......................   $7,504,709        ($582,283)      ($2,618,708)     ($2,379,763)
  Net realized gains (losses) from
    investment transactions ..........................     (545,392)         124,263        66,471,640          530,746
  Net change in unrealized appreciation
    (depreciation) of investments ....................   (8,801,723)       1,804,756      (124,268,042)      56,280,956
                                                        -----------      -----------      ------------     ------------
Net increase (decrease) in net assets
    resulting from operations ........................   (1,842,406)       1,346,736       (60,415,110)      54,431,939
                                                        -----------      -----------      ------------     ------------

VARIABLE ANNUITY ACTIVITIES:
  Purchase payments ..................................    9,086,367       12,170,588        44,085,200       45,856,043
  Surrender benefits .................................   (4,430,710)      (3,539,725)      (23,358,580)     (17,409,478)
  Net transfers ......................................  (10,055,843)     (10,743,367)      (18,694,611)     (19,004,434)
  Death benefits .....................................     (157,201)         (92,686)         (779,873)        (370,498)
  Contract administration charges ....................      (26,934)         (31,629)         (139,276)        (129,646)
  Deferred sales charges .............................      (55,291)         (45,494)         (191,803)        (156,475)
  Annuity benefits ...................................     (393,569)        (521,630)       (1,190,555)        (745,465)
                                                        -----------      -----------      ------------     ------------
Net increase (decrease) in net assets resulting
  from variable annuity activities ...................   (6,033,181)      (2,803,943)         (269,498)       8,040,047
                                                        -----------      -----------      ------------     ------------
  Total increase (decrease) in net assets ............   (7,875,587)      (1,457,207)      (60,684,608)      62,471,986
NET ASSETS:
  Beginning of year ..................................   43,861,138       45,318,345       222,736,487      160,264,501
                                                        -----------      -----------      ------------     ------------
  END OF YEAR ........................................  $35,985,551      $43,861,138      $162,051,879     $222,736,487
                                                        ===========      ===========      ============     ============


                                                            LARGE CAP VALUE FUND* +
                                                        ------------------------------
                                                            2000              1999
                                                        -------------    -------------
OPERATIONS:
  Net investment income (loss) .......................    $1,675,939      ($2,477,020)
  Net realized gains (losses) from
    investment transactions ..........................    44,619,838          889,798
  Net change in unrealized appreciation
    (depreciation) of investments ....................   (32,540,746)      (2,352,948)
                                                        ------------     ------------
Net increase (decrease) in net assets
    resulting from operations ........................    13,755,031       (3,940,170)
                                                        ------------     ------------

VARIABLE ANNUITY ACTIVITIES:
  Purchase payments ..................................    18,287,970       26,170,266
  Surrender benefits .................................   (24,705,349)     (18,289,385)
  Net transfers ......................................   (33,061,243)     (37,271,848)
  Death benefits .....................................      (732,451)        (894,529)
  Contract administration charges ....................      (111,616)        (148,072)
  Deferred sales charges .............................      (251,966)        (213,107)
  Annuity benefits ...................................    (1,124,990)      (1,269,558)
                                                        ------------     ------------
Net increase (decrease) in net assets resulting
  from variable annuity activities ...................   (41,699,645)     (31,916,233)
                                                        ------------     ------------
  Total increase (decrease) in net assets ............   (27,944,614)     (35,856,403)
NET ASSETS:
  Beginning of year ..................................   181,220,907      217,077,310
                                                        ------------     ------------
  END OF YEAR ........................................  $153,276,293     $181,220,907
                                                        ============     ============

*    Prior to May 1, 2000, the Large Cap Value Fund was named the Value Equity
     Fund.
** Prior to May 1, 2000, the Small Cap Value Fund was named the Small Capitalization Fund.
+ Formerly the Limited Maturity Bond Portfolio, the Index 500 Portfolio, the Capital Appreciation Portfolio and the Partners Portfolio, respectively. The effective date of the name change was May 1, 2000.
+    INVESTMENT IN PENN SERIES FUNDS, INC.
++   INVESTMENT IN NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
+++  INVESTMENT IN FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUNDS I
     AND II
++++ INVESTMENT IN THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                                        FLEXIBLY MANAGED FUND+                 INTERNATIONAL EQUITY FUND+
                                                     ------------------------------          ------------------------------
                                                         2000              1999                 2000              1999
                                                     -------------    -------------          ------------     -------------
OPERATIONS:
  Net investment income (loss) ....................   $15,538,057      ($3,924,484)            ($446,533)      ($1,129,230)
  Net realized gains (losses) from
    investment transactions .......................    32,439,338          757,206            24,414,889         1,418,907
  Net change in unrealized appreciation
    (depreciation) of investments .................       393,655       20,809,174           (46,989,305)       34,686,729
                                                     ------------     ------------           -----------      ------------
Net increase (decrease) in net assets
    resulting from operations .....................    48,371,050       17,641,896           (23,020,949)       34,976,406
                                                     ------------     ------------           -----------      ------------

VARIABLE ANNUITY ACTIVITIES:
  Purchase payments ...............................    30,949,060       36,447,765            82,810,688        51,502,135
  Surrender benefits ..............................   (35,469,069)     (28,871,142)          (11,374,356)       (6,872,196)
  Net transfers ...................................   (54,946,631)     (64,501,255)          (62,019,738)      (47,349,992)
  Death benefits ..................................    (1,536,467)      (1,848,244)             (293,528)         (327,860)
  Contract administration charges .................      (214,884)        (265,216)              (73,100)          (70,048)
  Deferred sales charges ..........................      (459,201)        (403,427)             (152,333)         (100,631)
  Annuity benefits ................................    (3,422,275)      (2,777,506)             (661,571)         (431,841)
                                                     ------------     ------------           -----------      ------------
Net increase (decrease) in net assets resulting
  from variable annuity activities ................   (65,099,467)     (62,219,025)            8,236,062        (3,650,433)
                                                     ------------     ------------           -----------      ------------
  Total increase (decrease)  in net assets ........   (16,728,417)     (44,577,129)          (14,784,887)       31,325,973
NET ASSETS:
  Beginning of year ...............................   295,340,856      339,917,985           112,828,188        81,502,215
                                                     ------------     ------------           -----------      ------------
  END OF YEAR .....................................  $278,612,439     $295,340,856           $98,043,301      $112,828,188
                                                     ============     ============           ===========      ============


                                                               SMALL CAP
                                                             VALUE FUND** +                 EMERGING GROWTH FUND+
                                                     -----------------------------       -----------------------------
                                                         2000             1999               2000             1999
                                                     -----------      ------------       -----------      ------------
OPERATIONS:
  Net investment income (loss) ....................     ($70,455)       ($223,952)       ($1,365,586)       ($570,399)
  Net realized gains (losses) from
    investment transactions .......................    2,386,659         (209,337)        25,631,388           62,845
  Net change in unrealized appreciation
    (depreciation) of investments .................     (275,928)         (80,199)       (67,301,185)      50,119,776
                                                     -----------      -----------        -----------      -----------
Net increase (decrease) in net assets
    resulting from operations .....................    2,040,276         (513,488)       (43,035,383)      49,612,222
                                                     -----------      -----------        -----------      -----------

VARIABLE ANNUITY ACTIVITIES:
  Purchase payments ...............................   14,110,050        6,536,071         77,921,387       43,166,695
  Surrender benefits ..............................   (1,833,177)      (1,191,638)        (7,407,843)      (2,242,458)
  Net transfers ...................................   (3,954,873)      (4,851,905)       (28,847,772)     (10,898,712)
  Death benefits ..................................      (33,814)         (49,326)          (103,644)        (107,642)
  Contract administration charges .................      (17,013)         (17,181)           (72,879)         (25,721)
  Deferred sales charges ..........................      (37,133)         (26,858)          (138,218)         (64,122)
  Annuity benefits ................................     (130,456)         (86,613)          (458,667)        (103,794)
                                                     -----------      -----------        -----------      -----------
Net increase (decrease) in net assets resulting
  from variable annuity activities ................    8,103,584          312,550         40,892,364       29,724,246
                                                     -----------      -----------        -----------      -----------
  Total increase (decrease)  in net assets ........   10,143,860         (200,938)        (2,143,019)      79,336,468
NET ASSETS:
  Beginning of year ...............................   18,614,410       18,815,348         93,790,813       14,454,345
                                                     -----------      -----------        -----------      -----------
  END OF YEAR .....................................  $28,758,270      $18,614,410        $91,647,794      $93,790,813
                                                     ===========      ===========        ===========      ===========

                                                       LIMITED MATURITY                       INDEX 500
                                                          BOND FUND++                           FUND++
                                                  ---------------------------      -------------------------------
                                                     2000             1999              2000              1999
                                                  ----------      -----------      ------------       ------------
OPERATIONS:
  Net investment income (loss) .................    $570,349         $265,470         ($258,098)        ($442,515)
  Net realized gains (losses) from
    investment transactions ....................    (722,041)           4,918        16,732,335           226,588
  Net change in unrealized appreciation
    (depreciation) of investments ..............     512,477         (251,365)      (27,547,217)       12,114,229
                                                  ----------      -----------      ------------       -----------
Net increase (decrease) in net assets
    resulting from operations ..................     360,785           19,023       (11,072,980)       11,898,302
                                                  ----------      -----------      ------------       -----------

VARIABLE ANNUITY ACTIVITIES:
  Purchase payments ............................   7,938,377       13,051,511       150,351,535        58,479,634
  Surrender benefits ...........................    (530,437)      (1,963,467)       (8,457,112)       (3,426,070)
  Net transfers ................................  (8,051,546)     (10,599,182)     (121,979,515)       (9,933,570)
  Death benefits ...............................     (25,792)        (153,870)         (453,307)         (275,617)
  Contract administration charges ..............      (4,010)          (4,309)          (80,700)          (48,408)
  Deferred sales charges .......................      (7,514)         (21,946)         (138,352)          (61,236)
  Annuity benefits .............................    (153,851)         (97,230)         (882,985)         (344,651)
                                                  ----------      -----------      ------------       -----------
Net increase (decrease) in net assets resulting
  from variable annuity activities .............    (834,773)         211,507        18,359,564        44,390,082
                                                  ----------      -----------      ------------       -----------
  Total increase (decrease) in net assets ......    (473,988)         230,530         7,286,584        56,288,384
NET ASSETS:
  Beginning of year ............................   6,502,363        6,271,833        92,515,099        36,226,715
                                                  ----------      -----------      ------------       -----------
  END OF YEAR ..................................  $6,028,375       $6,502,363       $99,801,683       $92,515,099
                                                  ==========      ===========      ============       ===========


                                                             MID CAP                            MID CAP
                                                          GROWTH FUND++                       VALUE FUND++
                                                  -----------------------------     -----------------------------
                                                      2000              1999            2000             1999
                                                  -----------      ------------     ------------     ------------
OPERATIONS:
  Net investment income (loss) .................    ($306,934)       ($182,384)        ($36,738)        ($33,836)
  Net realized gains (losses) from
    investment transactions ....................    8,101,982          240,140          519,914          385,973
  Net change in unrealized appreciation
    (depreciation) of investments ..............  (11,723,652)       7,212,430        4,602,309          882,040
                                                  -----------      -----------      -----------      -----------
Net increase (decrease) in net assets
    resulting from operations ..................   (3,928,604)       7,270,186        5,085,485        1,234,177
                                                  -----------      -----------      -----------      -----------

VARIABLE ANNUITY ACTIVITIES:
  Purchase payments ............................   42,070,254        2,923,082       32,265,860       10,660,075
  Surrender benefits ...........................   (3,806,920)      (1,533,308)      (1,790,388)      (1,352,491)
  Net transfers ................................  (23,231,412)      (4,358,209)     (30,683,397)      (6,059,956)
  Death benefits ...............................      (94,789)        (102,465)         (71,380)         (87,737)
  Contract administration charges ..............      (21,431)         (16,308)         (19,422)         (18,477)
  Deferred sales charges .......................      (62,679)         (30,459)         (35,925)         (28,727)
  Annuity benefits .............................     (135,611)         (44,249)         (99,534)         (62,682)
                                                  -----------      -----------      -----------      -----------
Net increase (decrease) in net assets resulting
  from variable annuity activities .............   14,717,412       (3,161,916)        (434,186)       3,050,005
                                                  -----------      -----------      -----------      -----------
  Total increase (decrease) in net assets ......   10,788,808        4,108,270        4,651,299        4,284,182
NET ASSETS:
  Beginning of year ............................   18,254,588       14,146,318       26,214,668       21,930,486
                                                  -----------      -----------      -----------      -----------
  END OF YEAR ..................................  $29,043,396      $18,254,588      $30,865,967      $26,214,668
                                                  ===========      ===========      ===========      ===========


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF CHANGES IN NET ASSETS - FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999 (CON'T)

                                                                 BALANCED                       EQUITY INCOME
                                                                PORTFOLIO++                      PORTFOLIO+++
                                                      -----------------------------     -----------------------------
                                                           2000             1999            2000             1999
                                                      ------------     ------------     ------------     ------------
OPERATIONS:
  Net investment income (loss) .....................      $49,815          $92,099        ($426,313)        $108,870
  Net realized gains (losses) from
    investment transactions ........................    4,944,865          880,404        5,596,463        2,330,920
  Net change in unrealized appreciation
    (depreciation) of investments ..................   (9,780,939)       6,821,258         (410,813)         977,298
                                                      -----------      -----------      -----------      -----------
Net increase (decrease) in net assets
    resulting from operations ......................   (4,786,259)       7,793,761        4,759,337        3,417,088
                                                      -----------      -----------      -----------      -----------

VARIABLE ANNUITY ACTIVITIES:
  Purchase payments ................................   30,069,105        4,661,798       16,197,693       22,934,408
  Surrender benefits ...............................   (4,481,974)      (1,972,767)      (8,485,181)      (6,015,583)
  Net transfers ....................................   (3,231,117)      (3,913,423)     (14,809,292)     (10,733,426)
  Death benefits ...................................     (105,200)        (163,231)        (350,636)        (270,605)
  Contract administration charges ..................      (26,748)         (19,388)         (56,151)         (61,920)
  Deferred sales charges ...........................      (57,681)         (37,246)        (165,252)        (110,931)
  Annuity benefits .................................     (649,138)        (183,276)        (671,822)        (624,431)
                                                      -----------      -----------      -----------      -----------
Net increase (decrease) in net assets resulting
  from variable annuity activities .................   21,517,247       (1,627,533)      (8,340,641)       5,117,512
                                                      -----------      -----------      -----------      -----------
  Total increase (decrease) in net assets ..........   16,730,988        6,166,228       (3,581,304)       8,534,600
NET ASSETS:
  Beginning of year ................................   31,805,280       25,639,052       80,227,769       71,693,169
                                                      -----------      -----------      -----------      -----------
  END OF YEAR ......................................  $48,536,268      $31,805,280      $76,646,465      $80,227,769
                                                      ===========      ===========      ===========      ===========


                                                                  GROWTH
                                                                PORTFOLIO+++
                                                      -------------------------------
                                                          2000              1999
                                                      -------------     -------------
OPERATIONS:
  Net investment income (loss) .....................    $6,070,321       ($1,449,110)
  Net realized gains (losses) from
    investment transactions ........................    10,352,411        10,359,481
  Net change in unrealized appreciation
    (depreciation) of investments ..................   (41,456,427)       31,824,227
                                                      ------------      ------------
Net increase (decrease) in net assets
    resulting from operations ......................   (25,033,695)       40,734,598
                                                      ------------      ------------

VARIABLE ANNUITY ACTIVITIES:
  Purchase payments ................................   121,056,444        76,915,718
  Surrender benefits ...............................   (14,920,670)       (8,149,247)
  Net transfers ....................................   (69,916,990)      (27,789,707)
  Death benefits ...................................      (644,651)         (444,998)
  Contract administration charges ..................      (142,674)         (101,515)
  Deferred sales charges ...........................      (268,122)         (155,211)
  Annuity benefits .................................    (1,259,828)         (624,908)
                                                      ------------      ------------
Net increase (decrease) in net assets resulting
  from variable annuity activities .................    33,903,509        39,650,132
                                                      ------------      ------------
  Total increase (decrease) in net assets ..........     8,869,814        80,384,730
NET ASSETS:
  Beginning of year ................................   167,928,180        87,543,450
                                                      ------------      ------------
  END OF YEAR ......................................  $176,797,994      $167,928,180
                                                      ============      ============

                                                            ASSET MANAGER              EMERGING MARKETS EQUITY
                                                             PORTFOLIO+++                (INT'L) PORTFOLIO++++
                                                   -----------------------------     ----------------------------
                                                       2000             1999             2000            1999
                                                   ------------     ------------     ------------    ------------
OPERATIONS:
  Net investment income (loss) .................     ($157,480)        $214,281        ($115,004)       ($63,695)
  Net realized gains (losses) from
    investment transactions ....................     2,518,147          552,306        1,143,845         109,924
  Net change in unrealized appreciation
    (depreciation) of investments ..............    (3,727,173)       1,327,645       (8,479,734)      3,768,983
                                                   -----------      -----------      -----------     -----------
Net increase (decrease) in net assets
    resulting from operations ..................    (1,366,506)       2,094,232       (7,450,893)      3,815,212
                                                   -----------      -----------      -----------     -----------
VARIABLE ANNUITY ACTIVITIES:
  Purchase payments ............................     8,503,030       15,081,833       15,308,094      13,056,491
  Surrender benefits ...........................    (2,252,264)      (1,169,535)        (965,474)       (425,250)
  Net transfers ................................    (4,397,433)      (3,970,374)      (4,589,664)    (10,018,072)
  Death benefits ...............................       (36,260)         (13,421)          (6,159)           (360)
  Contract administration charges ..............       (16,319)         (14,367)          (9,062)         (4,512)
  Deferred sales charges .......................       (35,606)         (16,481)         (20,079)         (8,889)
  Annuity benefits .............................      (485,939)        (301,534)         (50,182)        (15,449)
                                                   -----------      -----------      -----------     -----------
Net increase in net assets resulting
  from variable annuity activities .............     1,279,209        9,596,121        9,667,474       2,583,959
                                                   -----------      -----------      -----------     -----------
  Total increase (decrease) in net assets ......       (87,297)      11,690,353        2,216,581       6,399,171
NET ASSETS:
  Beginning of year ............................    25,387,997       13,697,644        9,130,212       2,731,041
                                                   -----------      -----------      -----------     -----------
  END OF YEAR ..................................   $25,300,700      $25,387,997      $11,346,793      $9,130,212
                                                   ===========      ===========      ===========     ===========

+    INVESTMENT IN PENN SERIES FUNDS, INC.
++   INVESTMENT IN NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
+++  INVESTMENT IN FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUNDS I
     AND II
++++ INVESTMENT IN THE UNIVERSAL INSTITUTIONAL FUNDS, INC.



   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - December 31, 2000

NOTE 1. SIGNIFICANT ACCOUNTING POLICIES
       The significant accounting policies of Penn Mutual Variable Annuity Account III (Account III) are as follows:

         GENERAL - Account III was established by The Penn Mutual Life Insurance Company (Penn Mutual) under the provisions of the Pennsylvania Insurance Law. Account III is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Account III offers units to variable annuity contract owners to provide for the accumulation of value and for the payment of annuities. The preparation of the accompanying financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported values of assets and liabilities as of December 31, 2000 and the reported amounts from operations and contract transactions during 2000 and 1999. Actual results could differ from those estimates.

         INVESTMENTS - Assets of Account III are invested in sub-accounts through shares of Penn Series Funds, Inc. (Penn Series): Money Market, Quality Bond, High Yield Bond, Growth Equity, Large Cap Value, Flexibly Managed, International Equity, Small Cap Value, Emerging Growth, Limited Maturity Bond, Index 500, Mid Cap Growth and Mid Cap Value Funds; Neuberger Berman Advisers Management Trust (AMT): Balanced Portfolio; Fidelity Investments' Variable Insurance Products (Fidelity): Equity Income, Growth, and Asset Manager; The Universal Institutional Funds, Inc. (Morgan Stanley): Emerging Markets Equity (Int'l) Portfolio. Penn Series, AMT, Fidelity and Morgan Stanley are open-end diversified management investment companies. The investment in shares of these funds or portfolios are carried at fair market value as determined by the underlying net asset value of the respective funds or portfolios. Dividend income is recorded on the ex-dividend date. Investment transactions are accounted for on a trade date basis.

         ASSET TRANSFER - On May 1, 2000, as a result of the re-organization of investment options available under the annuity contracts, investments in mutual fund shares held in certain sub-accounts were sold and reinvested in shares of mutual funds with similar investment objectives. Simultaneously, the sub-accounts were renamed to correspond with the new mutual funds. The following table outlines the transaction:

SUB-ACCOUNT                         PREVIOUS INVESTMENT OF OLD FUND               NEW INVESTMENT OF NEW FUND
-----------                         -------------------------------               ---------------------------
Limited Maturity Bond Fund                 $  5,419,492                                   $  5,419,492
Index 500 Fund                              101,135,604                                    101,135,604
Mid Cap Growth Fund                          21,624,331                                     21,624,331
Mid Cap Value Fund                           24,310,955                                     24,310,955

The disposition resulted in realized gains (losses) of $ (814,891), $ 15,498,214, $ 7,570,605 and $ (4,792,614) in the Limited Maturity Bond Fund,
Index 500 Fund, Mid Cap Growth Fund and Mid Cap Value Fund, respectively.

         FEDERAL INCOME TAXES - Penn Mutual is taxed under federal law as a life insurance company. Account III is part of Penn Mutual's total operations and is not taxed separately. Under existing federal law, no taxes are payable on investment income and realized gains of Account III.

         DIVERSIFICATION REQUIREMENTS - Under the provisions of Section 817(h) of the Internal Revenue Code, a variable annuity contract other than a contract issued in connection with certain types of employee benefit plans will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury. The Internal Revenue Service has issued regulations under 817(h) of the Code. Penn Mutual believes that Account III satisfies the current requirements of the regulations, and it intends that Account III will continue to meet such requirements.

NOTE 2. PURCHASES AND SALES OF INVESTMENTS

         The following table shows aggregate cost of shares purchased and redeemed of each fund or portfolio for the period ended December 31, 2000:

                                                               PURCHASES           SALES
                                                               ---------           -----
Money Market Fund                                             $129,926,829      $139,001,315
Quality Bond Fund                                                9,412,604        10,999,338
High Yield Bond Fund                                            14,547,762        13,630,086
Growth Equity Fund                                              94,067,151        30,581,850
Large Cap Value  Fund                                           56,203,708        51,643,171
Flexibly Managed Fund                                           66,500,317        83,653,512
Small Cap Value Fund                                            14,059,298         3,639,214
International Equity Fund                                       92,988,463        60,817,529
Emerging Growth Fund                                            88,358,637        23,241,387
Limited Maturity Bond Fund                                       8,450,674         9,444,713
Index 500 Fund                                                 139,055,720       104,256,822
Mid Cap Growth Fund                                             39,824,716        17,361,233
Mid Cap Value Fund                                              35,012,656        34,931,855
Balanced Portfolio                                              30,057,780         3,556,430
Equity Income Portfolio                                         15,116,793        18,300,268
Growth Portfolio                                               115,489,145        62,215,155
Asset Manager Portfolio                                          8,906,237         5,271,203
Emerging Markets Equity (Int'l) Portfolio                       15,291,353         4,553,151

NOTE 3. CONTRACT CHARGES

         Operations are charged for mortality and expense risks assumed by Penn Mutual as determined daily at an annual rate of 1.25% of the of average value of Account III. As reimbursement for expenses incurred in administering the contract, Penn Mutual receives $30 per year from each annuity contract prior to the contract's date of maturity. The $30 charge is waived on certain contracts.

         If a policy is surrendered within the first 11 years, a contingent deferred sales charge may be assessed. This charge will be deducted before any surrender proceeds are paid. See original contract documents for special charges assessed.

NOTE 4. UNIT VALUES

         As of December 31, 2000, the accumulation units and accumulation unit values are as follows:

VARIABLE ANNUITY CONTRACTS:            ACCUMULATION      ACCUMULATION                                  ACCUMULATION   ACCUMULATION
                                           UNITS          UNIT VALUE                                       UNITS       UNIT VALUE
                                           -----          ----------                                       -----       ----------
MONEY MARKET FUND                                                    LIMITED MATURITY BOND FUND
     Commander                             172,667          $10.88        Commander                        13,396         $10.63
     Diversifier II                      1,066,633          $21.94        Diversifier II                  369,397         $13.12
     Pennant Select                      1,261,586          $10.80        Pennant Select                   97,580         $10.65

QUALITY BOND FUND                                                    INDEX 500 FUND
     Commander                              63,890          $10.90        Commander                       136,019         $10.66
     Diversifier II                      1,254,944          $24.08        Diversifier II                4,646,239         $16.44
     Pennant Select                        493,202          $10.91        Pennant Select                2,058,202         $10.67

HIGH YIELD BOND FUND                                                 MID CAP GROWTH FUND
     Commander                              36,361           $9.74        Commander                        81,282          $8.67
     Diversifier II                        961,997          $33.92        Diversifier II                1,310,821         $18.58
     Pennant Select                        307,326           $9.75        Pennant Select                  459,304          $8.67

GROWTH EQUITY FUND                                                   MID CAP VALUE FUND
     Commander                             122,879           $9.66        Commander                        19,960         $12.71
     Diversifier II - Qualified          1,638,918          $65.25        Diversifier II                1,636,891         $16.27
     Diversifier II - Non-Qualified        632,835          $64.72        Pennant Select                  313,293         $12.72
     Pennant Select                      1,340,612           $9.67

LARGE CAP VALUE FUND                                                 BALANCED PORTFOLIO
     Commander                              37,505          $10.91        Commander                        60,723         $12.50
     Diversifier II                      3,228,429          $44.86        Diversifier II                1,865,066         $21.42
     Pennant Select                        735,916          $10.92        Pennant Select                  625,675         $12.51

FLEXIBLY MANAGED FUND                                                EQUITY INCOME PORTFOLIO
     Commander                              62,964          $12.71        Commander                        61,224         $11.26
     Diversifier II                      3,500,263          $75.31        Diversifier II                3,117,394         $21.10
     Pennant Select                      1,115,704          $12.72        Pennant Select                  904,527         $11.27

INTERNATIONAL EQUITY FUND                                            GROWTH PORTFOLIO
     Commander                              77,062          $11.29        Commander                       138,303         $11.90
     Diversifier II                      3,568,406          $24.64        Diversifier II                5,391,217         $28.06
     Pennant Select                        817,962          $11.30        Pennant Select                2,005,846         $11.91

SMALL CAP VALUE FUND                                                 ASSET MANAGER PORTFOLIO
     Commander                              28,569          $10.93        Commander                        24,490         $10.40
     Diversifier II                      1,511,552          $15.76        Diversifier II                1,222,300         $17.79
     Pennant Select                        422,650          $10.94        Pennant Select                  317,542         $10.41

                                                                     EMERGING MARKETS (INT'L)
EMERGING GROWTH FUND                                                 PORTFOLIO
     Commander                              72,912          $19.98        Commander                        14,415         $11.34
     Diversifier II                      1,977,899          $36.76        Diversifier II                1,014,659          $7.80
     Pennant Select                        874,531          $20.00        Pennant Select                  287,968         $11.35

                         REPORT OF INDEPENDENT AUDITORS


The Penn Mutual Life Insurance Company and Contract Owners of Penn Mutual Variable Annuity Account III

We have audited the accompanying statement of assets and liabilities of the Penn Mutual Variable Annuity Account III (comprising, respectively, Money Market Fund, Quality Bond Fund, High Yield Bond Fund, Growth Equity Fund, Large Cap Value Fund, Flexibly Managed Fund, Small Cap Value Fund, International Equity Fund, Emerging Growth Fund, Limited Maturity Bond Fund, Index 500 Fund, Mid Cap Value Fund, Mid Cap Growth Fund, Balanced Portfolio, Equity Income Portfolio, Growth Portfolio, Asset Manager Portfolio, Emerging Markets Equity (Int'l) Portfolio) as of December 31, 2000 and the related statement of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended. The financial statements are the responsibility of the management of Penn Mutual Variable Annuity Account III. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting the Penn Mutual Variable Annuity Account III at December 31, 2000, the results of their operations for the year then ended and the changes in their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.


                                                           /s/ Ernst & Young LLP


Philadelphia, Pennsylvania
March 30, 2001

------------------------------------------------------------------------------------------------------------------------
                          THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES CONSOLIDATED
                                                     BALANCE SHEETS
------------------------------------------------------------------------------------------------------------------------

AS OF DECEMBER 31,                                                                   2000                   1999
------------------------------------------------------------------------------------------------------------------------
(IN THOUSANDS)

ASSETS
Debt securities, at fair value                                                  $   4,760,084           $   4,733,261
Equity securities, at fair value                                                        4,132                   3,949
Mortgage loans on real estate                                                          17,528                  27,115
Real estate, net of accumulated depreciation                                           18,641                  15,461
Policy loans                                                                          652,564                 642,420
Short-term investments                                                                  5,146                   6,934
Other invested assets                                                                 192,209                 137,766
                                                                                --------------           ------------
         Total investments                                                          5,650,304               5,566,906

Cash and cash equivalents                                                              21,384                  37,481
Investment income due and accrued                                                      93,761                  89,254
Deferred acquisition costs                                                            535,237                 549,573
Amounts recoverable from reinsurers                                                   244,003                 220,847
Broker/dealer receivables                                                           1,321,752               1,143,702
Other assets                                                                          133,303                 109,818
Separate account assets                                                             2,708,272               2,865,366
                                                                                -------------           -------------

        TOTAL ASSETS                                                            $  10,708,016           $  10,582,947
                                                                                =============           =============

LIABILITIES

Reserves for future policy benefits                                             $   2,715,110           $   2,735,609
Other policyholder funds                                                            2,584,826               2,710,589
Policyholders' dividends payable                                                       28,422                  28,770
Broker/dealer payables                                                                913,483                 646,479
Accrued income tax payable                                                             78,790                  31,919
Other liabilities                                                                     458,137                 573,909
Separate account liabilities                                                        2,708,272               2,865,366
                                                                                -------------           -------------

        TOTAL LIABILITIES                                                           9,487,040               9,592,641
                                                                                -------------           -------------

EQUITY

Retained earnings                                                                   1,162,394               1,023,704
Accumulated other comprehensive income/(loss) -
     unrealized gains/(losses)                                                         58,582                 (33,398)
                                                                                -------------           -------------

        TOTAL EQUITY                                                                1,220,976                 990,306
                                                                                -------------           -------------

            TOTAL LIABILITIES AND EQUITY                                        $  10,708,016           $  10,582,947
                                                                                =============           =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

---------------------------------------------------------------------------------------------------------------------
                            THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                                        CONSOLIDATED INCOME STATEMENTS
---------------------------------------------------------------------------------------------------------------------


FOR THE YEARS ENDED DECEMBER 31,                                          2000             1999           1998
----------------------------------------------------------------------------------------------------------------------

REVENUES
Premium and annuity considerations                                    $    129,158     $    130,516   $    154,615
Policy fee income                                                          146,200          131,709        114,681
Net investment income                                                      449,021          431,222        433,530
Net realized capital gains/(losses)                                         (8,256)             803          3,912
Broker/dealer fees and commissions                                         478,321          395,483        331,285
Other income                                                                26,825           24,895         15,543
                                                                      ------------     ------------   ------------

TOTAL REVENUE                                                            1,221,269        1,114,628      1,053,566
                                                                      ------------     ------------   ------------

BENEFITS AND EXPENSES

Benefits paid to policyholders and beneficiaries                           409,207          429,791        445,148
Policyholder dividends                                                      56,846           56,603         61,369
Decrease in reserves for future policy benefits                            (42,184)         (54,080)       (23,337)
General expenses                                                           270,328          238,603        205,698
Broker/dealer sales expense                                                258,340          216,712        180,255
Amortization of deferred acquisition costs                                  72,495           52,668         42,223

TOTAL BENEFITS AND EXPENSES                                              1,025,032          940,297        911,356
                                                                      ------------     ------------   ------------

INCOME FROM CONTINUING OPERATIONS BEFORE INCOME TAXES                      196,237          174,331        142,210
                                                                      ------------     ------------   ------------

Income taxes:
   Current                                                                  49,503           45,928         48,839
   Deferred                                                                  8,238           20,396          8,180
                                                                      ------------     ------------   ------------

TOTAL INCOME TAX EXPENSE                                                    57,741           66,324         57,019
                                                                      ------------     ------------   ------------

INCOME FROM CONTINUING OPERATIONS                                          138,496          108,007         85,191
                                                                      ------------     ------------   ------------

DISCONTINUED OPERATIONS
Income (loss) from operations of discontinued segment
     (net of income taxes of $104, $(2,137) and $670)                          194           (3,968)         1,243

Loss on sale of discontinued operations (less
     applicable income tax benefit of $13,181)                                   -          (24,480)             -
                                                                      ------------     ------------   ------------

          NET INCOME                                                  $    138,690     $     79,559   $     86,434
                                                                      ============     ============   ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------------------------------------------------
                                 THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                                      CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY
-------------------------------------------------------------------------------------------------------------------------

                                                              OTHER
                                                         COMPREHENSIVE                 RETAINED               TOTAL
                                                         INCOME/(LOSS)                 EARNINGS               EQUITY
-------------------------------------------------------------------------------------------------------------------------
(IN THOUSANDS)
BALANCE AT JANUARY 1, 1998                              $       152,009             $       857,711        $    1,009,720

Net income for 1998                                                   -                      86,434                86,434
Other comprehensive income, net of tax
   Unrealized appreciation of securities,
    net of reclassification adjustment                           45,130                           -                45,130
                                                                                                           --------------
Comprehensive Income                                                                                              131,564
                                                        ---------------             ---------------        --------------
BALANCE AT DECEMBER 31, 1998                                    197,139                     944,145             1,141,284

Net income for 1999                                                   -                      79,559                79,559
Other comprehensive loss, net of tax
   Unrealized depreciation of securities,
    net of reclassification adjustment                         (230,537)                          -              (230,537)
                                                                                                           --------------
Comprehensive Loss                                                                                               (150,978)
                                                        ---------------             ---------------        --------------
BALANCE AT DECEMBER 31, 1999                                    (33,398)                  1,023,704               990,306

Net income for 2000                                                   -                     138,690               138,690
Other comprehensive income, net of tax
   Unrealized appreciation of securities,

   net of reclassification adjustment                            91,980                           -                91,980
                                                                                                           --------------
Comprehensive Income                                                                                              230,670
                                                         --------------             ---------------        --------------
BALANCE AT DECEMBER 31, 2000                             $       58,582             $     1,162,394        $    1,220,976
                                                         ==============             ===============        ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-----------------------------------------------------------------------------------------------------------------------------
                                 THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                                          CONSOLIDATED STATEMENTS OF CASH FLOWS
-----------------------------------------------------------------------------------------------------------------------------

FOR THE YEARS ENDED DECEMBER 31,                                                       2000           1999            1998
-----------------------------------------------------------------------------------------------------------------------------
(IN THOUSANDS)

                      CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                                          $ 138,690       $ 79,559        $ 86,434
Adjustments to reconcile net income to net cash provided by operations:
  Capitalization of policy acquisition costs                                          (92,100)       (78,644)        (72,356)
  Amortization of deferred acquisition costs                                           72,495         52,668          42,223
  Policy fees on universal life and investment contracts                              (82,557)       (80,456)       (120,315)
  Interest credited on universal life and investment contracts                        130,473        132,213         146,081
  Depreciation and amortization                                                         4,440          6,294           4,750
  Net realized capital (gains)/losses                                                   8,256           (803)         (3,912)
  Net realized loss on sale of discontinued operations                                      -         37,661               -
  (Increase)/decrease in investment income due and accrued                             (4,507)        14,954          (1,136)
  (Increase) in amounts recoverable from reinsurers                                   (23,156)       (18,419)         (6,372)
  (Decrease) in reserves for future policy benefits                                   (20,499)       (25,710)         (8,696)
  Increase/(decrease) in accrued income tax payable                                    (2,684)        13,222          25,622
  Other, net                                                                          (15,259)        (4,142)          2,512
                                                                                  -----------       --------        --------

     NET CASH PROVIDED BY OPERATING ACTIVITIES                                        113,592        128,397          94,835
                                                                                  -----------       --------        --------

                      CASH FLOWS FROM INVESTING ACTIVITIES

SALE OF INVESTMENTS:
  Debt securities available for sale                                                2,310,160      1,624,576       1,837,209
  Equity securities                                                                    39,963         12,003          35,496
  Real estate                                                                             366            853           9,937
  Other                                                                                   376          3,884          18,074

MATURITY AND OTHER PRINCIPAL REPAYMENTS:
  Debt securities available for sale                                                  335,882        415,888         496,283
  Mortgage loans                                                                        7,949         17,596           2,357
  Other                                                                                 6,768          3,963               -

COST OF INVESTMENTS ACQUIRED:
  Debt securities available for sale                                               (2,541,312)    (1,752,394)     (2,315,067)
  Equity securities                                                                   (36,824)       (12,097)        (26,390)
  Real estate                                                                             (97)        (1,366)           (293)
  Other                                                                               (41,109)       (39,139)        (17,917)


Change in policy loans, net                                                           (10,144)        (4,044)          4,613
(Increase)/decrease in short-term investments, net                                      1,788         (5,910)         42,446
Purchases of furniture and equipment, net                                              (9,629)       (10,900)         (9,446)
Sale of discontinued operations                                                             -       (160,332)              -
                                                                                  -----------       --------        --------

     NET CASH PROVIDED BY INVESTING ACTIVITIES                                         64,137         92,581          77,302
                                                                                  -----------       --------        --------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-----------------------------------------------------------------------------------------------------------------------------
                                 THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                                    CONSOLIDATED STATEMENTS OF CASH FLOWS - CONTINUED
-----------------------------------------------------------------------------------------------------------------------------

FOR THE YEARS ENDED DECEMBER 31,                                                       2000           1999            1998
-----------------------------------------------------------------------------------------------------------------------------
(IN THOUSANDS)

                      CASH FLOWS FROM FINANCING ACTIVITIES

Deposits for universal life and investment contracts                              $   643,805    $   605,568     $   589,070
Withdrawals from universal life and investment contracts                             (747,843)      (641,296)       (605,821)
Transfers to separate accounts                                                        (67,992)      (146,981)       (147,708)
Issuance/(repayment) of debt                                                         (110,750)       167,228          90,772
(Increase)/decrease in net broker dealer receivables                                   88,954       (192,484)       (111,046)
                                                                                  -----------    -----------      ----------

     NET CASH USED BY FINANCING ACTIVITIES                                           (193,826)      (207,965)       (184,733)
                                                                                  -----------    -----------      ----------

     NET INCREASE/(DECREASE) IN CASH AND CASH EQUIVALENTS                             (16,097)        13,013         (12,596)

CASH AND CASH EQUIVALENTS
     BEGINNING OF THE YEAR                                                             37,481         24,468          37,064
                                                                                  -----------    -----------      ----------
     END OF THE YEAR                                                              $    21,384    $    37,481      $   24,468
                                                                                  ===========    ===========      ==========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
             THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
ORGANIZATION AND BASIS OF PRESENTATION
The Penn Mutual Life Insurance Company was founded and commenced business in 1847 as a mutual life insurance company. The Company concentrates primarily on the sale of individual life insurance and annuity products. The primary products that the Company currently markets are traditional whole life, term life, universal life, variable life, immediate annuities and deferred annuities, both fixed and variable. The Company markets its products through a network of career agents, independent agents, and independent marketing organizations. The Company is also involved in the broker-dealer business which offers a variety of investment products and services and is conducted through the Company's non-insurance subsidiaries. The Company sells its products in all fifty states and the District of Columbia.

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States and include the accounts of The Penn Mutual Life Insurance Company, its wholly owned life insurance subsidiary, The Penn Insurance and Annuity Company ("PIA"), and non-insurance subsidiaries (principally broker/dealer and investment advisory subsidiaries) (the "Company"). All significant intercompany accounts and transactions have been eliminated in consolidation. The preparation of financial statements requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and notes to the consolidated financial statements.

NEW ACCOUNTING PRONOUNCEMENTS
In June 1998, the FASB issued Statement of Financial Accounting Standards No
(SFAS). 133, "Accounting for Derivative Instruments and Hedging Activities." SFAS No. 133 requires all derivatives to be recognized in the statement of financial position as either assets or liabilities and measured at fair value. The corresponding derivative gains and losses should be reported based on hedge relationships that exist. Changes in the fair value of derivatives that are not designated as hedges or that do not meet the hedge accounting criteria in SFAS No. 133, are required to be reported in earnings, which may increase the volatility of reported net income. In June 1999, the FASB issued SFAS No. 137 which defers the effective date for implementation of SFAS No. 133 to fiscal years beginning after June 15, 2000. In June 2000, the FASB issued SFAS No. 138 "Accounting for Certain Derivative Instruments and Certain Hedging Activities", which addresses certain issues arising from the implementation of SFAS 133. The consolidated financial statement impact resulting from the adoption of SFAS No. 133 on January 1, 2001, its effective date, will not be material, as most provisions are applied prospectively.

INVESTMENTS
Debt securities (bonds, notes, redeemable preferred stocks and mortgage-backed securities) which might be sold prior to maturity are classified as available for sale. These securities are carried at fair value, with the change in unrealized gains and losses reported in other comprehensive income. Interest on debt securities is credited to income as it is earned. Debt securities are amortized using the scientific method. Prepayment assumptions for loan-backed and structured securities are obtained from broker dealer survey values or internal estimates. These assumptions are consistent with the current interest rate and economic environments. The retrospective adjustment method is used to value all such securities.

Equity securities are classified as available for sale and carried at fair value. Dividends on equity securities are credited to income on their ex-dividend dates.

--------------------------------------------------------------------------------
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------

The Company regularly evaluates the carrying value of debt and equity securities based on current economic conditions, past credit loss experience and other circumstances of the investee. A decline in a security's fair value that is deemed to be other than temporary is treated as a realized loss and a reduction in the cost basis of the security.

Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances on impaired loans are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or the collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the measurement method used is collateral value.

Investment real estate, which the Company has the intent to hold, is carried at cost less accumulated depreciation and valuation reserves. Depreciation is calculated using the straight-line method over the estimated useful lives of the real estate.

Policy loans are carried at the unpaid principal balances.

Short-term investments include securities purchased with a maturity date of 90 days to less than one year. Short-term investments are valued at cost.

Other invested assets primarily include private equity limited partnerships which are carried at fair value. Income from these partnerships is recognized using the cost method.

Realized gains and losses are determined by specific identification and are included in income on the trade date, net of amortization of deferred acquisition costs. Unrealized gains and losses, net of appropriate taxes and amortization of deferred acquisition costs, are accounted for as a separate component of other comprehensive income.

The Company utilizes various financial instruments, such as interest rate swaps, financial futures and structured notes, to hedge against interest rate fluctuation. Most of these investments are recorded as accounting hedges using a valuation method consistent with the valuation method of the assets hedged. Gains and losses on these instruments are deferred and recognized in the Consolidated Income Statements over the remaining life of the hedged security. Changes in the fair value of these instruments are reported as unrealized gains or losses. Realized gains or losses are recognized when the hedged securities are sold.

CASH AND CASH EQUIVALENTS
Cash and cash equivalents include cash on hand, money market instruments and other debt securities with a maturity of 90 days or less when purchased.

OTHER ASSETS
Property and equipment and leasehold improvements are stated at cost, less accumulated depreciation and amortization. Depreciation is calculated using the straight-line method over the estimated useful lives of the related assets. Amortization of leasehold improvements is calculated using the straight-line method over the lesser of the term of the leases or the estimated useful life of the improvements. Accumulated depreciation and amortization on property and equipment and leasehold improvements was $55,884 and $50,971 at December 31, 2000 and 1999, respectively. Related depreciation and amortization expense was $8,835, $8,441 and $8,586 for the years ended December 31, 2000, 1999 and 1998 respectively.

Goodwill represents the excess of the cost of the businesses acquired over the fair value of their net assets. These costs are amortized on a straight-line basis over not more than 40 years and are included in other assets in the Consolidated Balance Sheets. Unamortized goodwill included in other assets amounted to $15,999 and $17,228 at December 31, 2000 and 1999, respectively. Goodwill amortization was $1,229, $1,008 and $806 for 2000, 1999 and 1998 respectively.

--------------------------------------------------------------------------------
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------

DEFERRED ACQUISITION COSTS
Costs of acquiring new insurance and annuity contracts, which vary with and are primarily related to the production of new business, have been deferred to the extent that such costs are deemed recoverable from future gross profits. Such costs include commissions, certain costs of policy issuance and underwriting, and certain variable agency expenses.

Deferred acquisition costs related to participating traditional and universal life insurance policies and annuity products without mortality risk that include significant surrender charges are being amortized over the lesser of the estimated or actual contract life in proportion to estimated gross profits arising principally from interest, mortality and expense margins and surrender charges. The effects on amortization of deferred acquisition costs of revisions to estimated gross profits are reflected in earnings in the period such estimated gross profits are revised. Deferred acquisition costs are reviewed to determine that the unamortized portion of such costs is recoverable from future estimated gross profits. Certain costs and expenses reported in the consolidated income statements are net of amounts deferred.

SEPARATE ACCOUNTS
Separate Account assets and liabilities represent segregated funds administered and invested by the Company primarily for the benefit of variable life insurance policyholders and annuity and pension contractholders, including certain of the Company's benefit plans. The value of the assets in the Separate Accounts reflects the actual investment performance of the respective accounts and is not guaranteed by the Company. The carrying value for Separate Account assets and liabilities approximates the estimated fair value of the underlying assets.

INSURANCE LIABILITIES AND REVENUE RECOGNITION
PARTICIPATING TRADITIONAL LIFE AND LIFE CONTINGENT ANNUITY PRODUCTS
Future policy benefits include reserves for participating traditional life insurance and life contingent annuity products and are established in amounts adequate to meet the estimated future obligations of the policies in force. Liabilities for participating traditional life products are computed using the net level premium method, using assumptions for investment yields, mortality, morbidity and withdrawals, which are consistent with the dividend fund interest rate and mortality rates used in calculating cash surrender values. Interest rate assumptions used in the calculation of the liabilities for participating traditional life products ranged from 2.25% to 4.5%. Premiums are recognized as income when due. Death and surrender benefits are reported in expense as incurred.

Liabilities for life contingent annuity products are computed by estimating future benefits and expenses. Assumptions are based on Company experience projected at the time of policy issue, with provision for adverse deviations. Interest rate assumptions range from 2.25% to 13.25%. Premiums are recognized as income as they are received. Death and surrender benefits are reported in expense as incurred.

UNIVERSAL LIFE PRODUCTS AND OTHER ANNUITY PRODUCTS
Other policyholder funds represent liabilities for universal life and investment-type annuity products. The liabilities for these products are based on the contract account value which consists of deposits received from customers and investment earnings on the account value, less administrative and expense charges. The liability for universal life products is also reduced by mortality charges. Liabilities for the non-life contingent annuity products are computed by estimating future benefits and expenses. Assumptions are based on Company experience projected at the time of policy issue. Interest rate assumptions range from 2.0% to 11.25%.

Contract charges assessed against account value for universal life and investment-type annuities are reflected as policy fee income in revenue. Interest credited to account values and universal life benefit claims in excess of fund values are reflected as benefit expense.

--------------------------------------------------------------------------------
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------

POLICYHOLDERS' DIVIDENDS
The majority of the Company's insurance products have been issued on a participating basis. As of December 31, 2000, participating insurance expressed as a percentage of insurance in force is 92%, and as a percentage of premium income is 88%. The amount of policyholders' dividends to be paid is approved annually by the Board of Trustees. The aggregate amount of policyholders' dividends is calculated based on actual interest, mortality, morbidity and expense experience for the year and on management's judgment as to the appropriate level of equity to be retained by the Company. The carrying value of this liability approximates the earned amount and fair value at December 31, 2000.

BROKER/DEALER REVENUE RECOGNITION
Broker-dealer transactions in securities and listed options, including related commission revenue and expense, are recorded on a settlement-date basis. There would be no material effect on the financial statements if such transactions were recorded on a trade-date basis.

FEDERAL INCOME TAXES
The Company files a consolidated federal income tax return with its life and non-life insurance subsidiaries. Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are established to reflect the impact of temporary differences between the amount of assets and liabilities recognized for financial reporting purposes and such amounts recognized for tax purposes. These deferred tax assets or liabilities are measured by using the enacted tax rates expected to apply to taxable income in the period in which the deferred tax liabilities or assets are expected to be settled or realized.

REINSURANCE
In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance enterprises or reinsurers under excess coverage and coinsurance contracts. The Company has set its retention limit for acceptance of risk on life insurance policies at various levels up to $2,000.

Insurance liabilities are reported before the effects of reinsurance. Reinsurance receivables (including amounts related to insurance liabilities) are reported as assets. Estimated reinsurance receivables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts.

--------------------------------------------------------------------------------
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------

2.  INVESTMENTS:

DEBT SECURITIES
The following tables summarize the Company's investment in debt securities, including redeemable preferred stocks. All debt securities are classified as available for sale and are carried at fair value. Amortized cost is net of cumulative writedowns for other than temporary declines in value of $16,366 and $8,703 as of December 31, 2000 and 1999, respectively.

                                                                          DECEMBER 31, 2000
                                                   -------------------------------------------------------------
                                                                        GROSS           GROSS
                                                      AMORTIZED      UNREALIZED      UNREALIZED         FAIR
                                                        COST            GAINS          LOSSES           VALUE
                                                   -------------------------------------------------------------
U.S. Treasury securities and U.S.
     Government and agency securities              $    311,509      $   5,716       $   5,804       $   311,421
States and political subdivisions                             -              -               -                 -
Foreign governments                                      19,902          1,854               -            21,756
Corporate securities                                  2,460,179         91,383          89,895         2,461,667
Mortgage and other asset-backed securities            1,912,491         64,967          12,439         1,965,019
                                                   ------------      ---------       ---------       -----------
     Total bonds                                      4,704,081        163,920         108,138         4,759,863

Redeemable preferred stocks                                 240             -               19               221
                                                   ------------      ---------       ---------       -----------
     TOTAL                                         $  4,704,321      $ 163,920       $ 108,157       $ 4,760,084
                                                   ============      =========       =========       ===========


                                                                          DECEMBER 31, 1999
                                                   -------------------------------------------------------------
                                                                        GROSS           GROSS
                                                      AMORTIZED      UNREALIZED      UNREALIZED         FAIR
                                                        COST            GAINS          LOSSES           VALUE
                                                   -------------------------------------------------------------
U.S. Treasury securities and U.S.
     Government and agency securities              $     10,527      $     119       $     178       $    10,468
States and political subdivisions                        11,600              -              58            11,542
Foreign governments                                      19,854            758               -            20,612
Corporate securities                                  2,678,302         69,875         116,357         2,631,820
Mortgage and other asset-backed securities            2,106,506          9,975          58,011         2,058,470
                                                   ------------      ---------       ---------       -----------
     Total bonds                                      4,826,789         80,727         174,604         4,732,912

Redeemable preferred stocks                                 360              -              11               349
                                                   ------------      ---------       ---------       -----------
     TOTAL                                         $  4,827,149      $  80,727       $ 174,615       $ 4,733,261
                                                   ============      =========       =========       ===========

--------------------------------------------------------------------------------
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------

The following table summarizes the amortized cost and fair value of debt securities, including redeemable preferred stocks, as of December 31, 2000 by contractual maturity.

                                                      AMORTIZED
Years to maturity:                                       COST        FAIR VALUE
                                                    ------------    ------------

One or less                                         $    90,496    $    81,026
After one through five                                  515,410        525,797
After five through ten                                  784,832        805,453
After ten                                             1,400,852      1,382,568
Mortgage and other asset-backed securities            1,912,491      1,965,019
                                                    -----------    -----------
     Total bonds                                      4,704,081      4,759,863
Redeemable preferred stocks                                 240            221
                                                    -----------    -----------
     TOTAL                                          $ 4,704,321    $ 4,760,084
                                                    ===========    ===========

Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage and other asset-backed securities are presented separately in the maturity schedule due to the potential for prepayment. The weighted average life of these securities is 7.3 years.

At December 31, 2000, the Company held $1,965,019 in mortgage and other asset-backed securities. The structured securities portfolio consists of commercial and residential mortgage pass-through holdings totaling $1,433,583 and securities backed by credit card receivables, auto loans, home equity and manufactured housing loans totaling $531,436. These securities follow a structured principal repayment schedule and are of high credit quality. Securities totaling $1,446,532 are rated AAA and include $17,780 of interest-only tranches. As of December 31, 2000 and 1999, the Company's investments included $331,856 and $370,541, respectively, of the tranches retained from the 1996 securitization of the Company's commercial mortgage loan portfolio. These investments represented 27% and 37% of equity at December 31, 2000 and 1999, respectively.

At December 31, 2000, the largest industry concentration of the Company's portfolio was investments in the utility industry of $651,025 representing 14% of the total debt portfolio.

Proceeds during 2000, 1999 and 1998 from sales of available-for-sale securities were $2,323,718, $1,623,191, and $1,931,269, respectively. Gross gains and gross losses realized on those sales were $27,008 and $41,195, respectively, during 2000, $18,843 and $17,702, respectively, during 1999, and $37,324 and $35,257, respectively, during 1998.

The Company's investment portfolio of debt securities is predominantly comprised of investment grade securities. At December 31, 2000 and 1999, debt securities with amortized cost totaling $177,104 and $218,351, respectively, were less than investment grade. At December 31, 2000 and 1999, the Company held no securities which were to be restructured pursuant to commenced negotiations. The Company did not hold any debt securities which were non-income producing for the preceding twelve months as of December 31, 2000 and 1999.

EQUITY SECURITIES
During 2000, 1999 and 1998, the proceeds from sales of equity securities amounted to $39,963, $12,003 and $35,496, respectively. The gross gains and gross losses realized on those sales were $3,872 and $833, $89 and $352 and $3,095 and $239 for 2000, 1999 and 1998, respectively.

--------------------------------------------------------------------------------
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------

MORTGAGE LOANS
The following tables summarize the carrying value of mortgage loans, by property type and geographic concentration, at December 31.

                                             2000                    1999
                                           --------               ---------
PROPERTY TYPE
   Office building                        $   1,234               $   1,366
   Retail                                     4,782                   8,414
   Dwellings                                  9,312                  16,062
   Other                                      2,200                   2,773
   Valuation Allowance                            -                  (1,500)
                                          ---------               ---------
     TOTAL                                $  17,528               $  27,115
                                          =========               =========


                                             2000                    1999
                                           --------               ---------
GEOGRAPHIC CONCENTRATION
   Northeast                              $   1,940               $   5,506
   Midwest                                    5,282                   5,515
   South                                      4,781                  11,612
   West                                       5,525                   5,982
   Valuation Allowance                            -                  (1,500)
                                          ---------               ---------
     TOTAL                                $  17,528               $  27,115
                                          =========               =========

The following table presents changes in the mortgage loan valuation allowance for the years presented:

                                             2000                    1999
                                          ---------               ---------

Balance at January 1                      $   1,500               $   3,800
   Reduction in provision                    (1,500)                 (2,300)
   Charge-offs                                    -                       -
                                          ---------               ---------
Balance at December 31                    $       -               $   1,500
                                          =========               =========

As of December 31, 2000 and 1999, the Company's mortgage loan portfolio contained no loans delinquent over 60 days or in foreclosure and there were no non-income producing mortgage loans for the preceding twelve months.

During 2000 and 1999, the Company did not restructure the terms of any outstanding mortgages. As of December 31, 2000 and 1999, the mortgage loan portfolio included $1,940 and $2,275, respectively, of restructured mortgage loans.

Restructured mortgage loans include commercial loans for which the basic terms, such as interest rate, maturity date, collateral or guaranty have been changed as a result of actual or anticipated delinquency. Restructures do not include mortgages refinanced upon maturity at or above current market rates. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to $266 and $305 in 2000 and 1999, respectively. Gross interest income from these loans included in net investment income totaled $186 and $211 in 2000 and 1999, respectively.

--------------------------------------------------------------------------------
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------

At December 31, 2000 and 1999, no loans were considered to be impaired. The Company had no investments in impaired loans during the year ended December 31, 2000. The average recorded investment in impaired loans during the year ended December 31, 1998 was approximately $6,184. During 1998, $163 was received on these impaired loans which was applied to the outstanding principal balance or will be applied to principal at the date of foreclosure.

OTHER
Investments on deposit with regulatory authorities as required by law were $6,424 and $6,444 at December 31, 2000 and 1999, respectively.

3. INVESTMENT INCOME AND CAPITAL GAINS:

The following table summarizes the sources of investment income, excluding investment gains/(losses), for the year ended December 31.

                                                    2000                1999               1998
                                                 ----------          ----------         ---------
Debt securities                                  $  366,177          $  385,963         $ 395,628
Equity securities                                       248                 311               206
Mortgage loans                                        2,129               2,706             4,268
Real estate                                           2,209               2,209             2,903
Policy loans                                         42,562              39,371            39,760
Short-term investments                                2,158                 830             2,032
Other invested assets                                41,554              17,446            11,330
                                                 ----------           ---------         ---------
Gross investment income                             457,037             448,836           456,127

      Less: Investment expense                        7,280              11,104            11,430

      Less: Discontinued operations                     736               6,510            11,167
                                                 ----------           ---------         ---------
Investment income, net                           $  449,021          $  431,222         $ 433,530
                                                 ==========          ==========         =========

The following table summarizes net realized capital gains/(losses) on investments for the year ended December 31. Net realized capital gains/(losses) include decreases in valuation allowances of $2,166, $1,066 and $235 in 2000, 1999 and 1998, respectively.

                                                        2000            1999          1998
                                                      ---------       ---------     --------
Debt securities                                       $ (14,187)      $  (4,506)    $    110
Equity securities                                         3,039            (263)       2,856
Mortgage loans                                            1,500           2,300          210
Real estate                                               4,366             173        4,148
Other                                                    (4,721)          2,430       (2,109)
Amortization of deferred acquisition costs                1,747             669       (1,303)
                                                      ---------       ---------     --------
Net realized gains/(losses)                           $  (8,256)      $     803     $  3,912
                                                      =========       =========     ========

--------------------------------------------------------------------------------
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------


The following table summarizes the change in unrealized gains/(losses) for investments carried at fair value which are reflected in other comprehensive income for the year ended December 31.

                                                          2000               1999               1998
                                                       ----------         ----------         ----------
Unrealized gains/(losses):
     Debt securities                                   $  149,651         $ (477,036)        $   86,594
     Equity securities                                        283                (43)            (2,092)
     Other                                                 25,090              5,555             (2,091)
                                                       ----------         ----------         ----------
                                                          175,024           (471,524)            82,411
                                                       ----------         ----------         ----------
Less:
     Deferred policy acquisition costs                    (33,489)           117,050            (12,841)
     Deferred income taxes                                (49,555)           123,937            (24,440)
                                                       ----------         ----------         ----------
Net change in unrealized gains/(losses)                $   91,980         $ (230,537)        $   45,130
                                                       ==========         ==========         ==========

The following table sets forth the reclassification adjustment required to avoid double-counting in comprehensive income items that are included as part of net income for a period that also had been part of other comprehensive income in earlier periods:

RECLASSIFICATION ADJUSTMENTS                             2000                1999               1998
                                                      -----------         ----------         ----------
Unrealized holding gains/(losses) arising
     during period                                    $   101,844         $ (255,859)        $   53,576
Reclassification adjustment for gains included
     in net income                                          9,864            (25,322)             8,446
                                                      -----------         ----------         ----------
Unrealized gains/(losses) on investments, net
    of reclassification adjustment                    $    91,980         $ (230,537)        $   45,130
                                                      ===========         ==========         ==========

Reclassification adjustments reported in the above table for the years ended December 31, 2000, 1999 and 1998 are net of income tax expense/(benefits) of $(5,311), $13,635, and $(7,679), respectively, and $(7,581), $11,760, and
$(5,815), respectively, relating to the effects of such amounts on deferred acquisition costs/(benefits).

--------------------------------------------------------------------------------
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------


4.  FAIR VALUE INFORMATION:

The following table summarizes the carrying value and fair value of the Company's financial instruments as of December 31, 2000 and 1999.

                                                                    2000                               1999
                                                      ---------------------------------  ---------------------------------
                                                         CARRYING           FAIR            CARRYING            FAIR
                                                          VALUE             VALUE            VALUE              VALUE
                                                      -------------     ---------------  -------------     ---------------
   FINANCIAL ASSETS:
      Debt securities, available for sale              $  4,760,084    $  4,760,084       $  4,733,261     $  4,733,261
      Equity securities
           Common stock                                         133             133                276              276
           Non-redeemable preferred stocks                    3,999           3,999              3,673            3,673
      Mortgage loans                                         17,528          18,865             27,115           28,615
      Policy loans                                          652,564         629,847            642,420          612,501
      Cash and cash equivalents                              21,384          21,384             37,481           37,481
      Short-term investments                                  5,146           5,146              6,934            6,934
      Separate account assets                             2,708,272       2,708,272          2,865,366        2,865,366


   FINANCIAL LIABILITIES:
      Investment-type contracts
           Individual annuities                        $    877,047    $    897,433       $    997,686     $  1,011,298
           Group annuities                                   73,939          73,082            108,251          106,566
           Other policyholder funds                         336,306         336,306            339,937          339,937
                                                      -------------    ------------       ------------     ------------
     Total policyholder funds                             1,287,292       1,306,821          1,445,874        1,457,801
     Policyholder's dividends payable                        28,422          28,422             28,770           28,770
     Separate account liabilities                         2,708,272       2,708,272          2,865,366        2,865,366

The fair values for the Company's investments in debt and equity securities are based on quoted market prices, where available. In situations where market prices are not readily available, primarily private placements, fair values are estimated using a formula pricing method based on fair values of securities with similar characteristics. The fair value of currently performing mortgage loans is estimated by discounting the cash flows associated with the investment, using an interest rate currently offered for similar loans to borrowers with similar credit ratings. Loans with similar credit quality, characteristics and time to maturity are aggregated for purposes of discounted cash flow analysis. Assumptions regarding credit risk, cash flows and discount rates are determined using the available market and borrower-specific information. The fair value for non-performing loans is based on the estimated fair value of the underlying real estate, which is based on recent appraisals or other estimation techniques. The fair value of policy loans is calculated by discounting estimated future cash flows using interest rates currently being offered for similar loans. Loans with similar characteristics are aggregated for purposes of the calculations. The carrying values of cash, cash equivalents, short-term investments and separate account assets approximate their fair values. The resulting fair values may not be indicative of the value which could be negotiated in an actual sale.

--------------------------------------------------------------------------------
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------

The fair values of the Company's liabilities for individual annuities and certain group annuities are estimated by discounting the cash flows associated with the contracts, using an interest rate currently offered for similar contracts with maturities similar to those remaining for the contracts being valued. The statement values of policyholders' dividends payable and separate account liabilities approximate their fair values.

Currently, disclosure of estimated fair values is not required for all the Company's assets and liabilities. Therefore, presentation of the estimated fair value of a significant portion of assets without a corresponding valuation of liabilities associated with insurance contracts can be misinterpreted. The estimated fair values of liabilities under all of the Company's contracts are considered in the overall management of interest rate risk. The continuing management of the relationship between the maturities of the Company's investments and the amounts payable under insurance contracts reduces the Company's exposure to changing interest rates.

The Company is exposed to interest rate risk on its interest-sensitive products. The Company's investment strategy is designed to minimize interest risk by managing the durations and anticipated cash flows of the Company's assets and liabilities.

To minimize exposure and reduce risk from exchange and interest rate fluctuations in the normal course of business, the Company enters into interest rate swap programs for purposes other than trading. As of December 31, 2000, the Company had no interest rate swaps. As of December 31, 1999, the Company had interest rate swaps with aggregate notional amounts equal to $20,000, with average unexpired terms of 7 months. Interest rate swap agreements involve the exchange of fixed and floating rate interest payment obligations without an exchange of the underlying notional principal amounts. During the term of the swap, the net settlement amount is accrued as an adjustment to interest income. Gross unrealized gains and losses, which represent fair value based on dealer-quoted prices, were $335 and $0, respectively, at December 31, 1999. These fair values represent the amount at risk if the counterparties default and the amount that the Company would receive to terminate the contracts, taking into account current interest rates and, where appropriate, the current creditworthiness of the counterparties.

In the normal course of business, the Company loans securities under arrangements in which collateral is obtained in amounts greater than the current market value of loaned securities. This collateral is held in the form of cash, cash equivalents or securities issued or guaranteed by the United States Government. The Company is at risk to the extent the value of loaned securities exceeds the value of the collateral obtained. The Company controls this risk by requiring collateral of the highest quality and requiring that additional collateral be deposited when the market value of loaned securities increases in relation to the collateral held or the value of the collateral held decreases in relation to the value of the loaned securities. The Company had loaned securities outstanding of $315,579 and $34,457 as of December 31, 2000 and 1999, respectively.

--------------------------------------------------------------------------------
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------

5. INCOME TAXES:

The Company follows the asset and liability method of accounting for income taxes whereby current and deferred tax assets and liabilities are recognized utilizing currently enacted tax laws and rates. Deferred taxes are adjusted to reflect tax rates at which future tax liabilities or assets are expected to be settled or realized.

Deferred income taxes reflect the impact for financial statement reporting purposes of temporary differences between the financial statement carrying amounts and tax basis of assets and liabilities. The significant temporary differences that give rise to the deferred tax assets and liabilities at December 31 relate to the following:

                                             2000           1999
                                           ---------      --------
DEFERRED TAX ASSETS:
 Future policy benefits                    $ 88,190       $ 90,877
 Policyholders' dividends payable             9,888         10,010
 Allowances for investment losses             6,397          6,153
 Employee benefit liabilities                32,183         30,479
 Unrealized investment losses                     -         17,934
 Other                                       17,508         17,256
                                           --------       --------
  Total deferred tax asset                  154,166        172,709
                                           --------       --------

DEFERRED TAX LIABILITIES:
 Deferred acquisition costs                 149,994        145,360
 Unrealized investment gains                 31,974              -
 Other                                       21,027         18,484
                                           --------       --------
  Total deferred tax liability              202,995        163,844
                                           --------       --------
Net deferred tax liability/(asset)           48,829         (8,865)
Tax currently payable                        29,961         40,784
                                           --------       --------
ACCRUED INCOME TAX PAYABLE                 $ 78,790       $ 31,919
                                           ========       ========

The federal income taxes attributable to consolidated net income are different from the amounts determined by multiplying consolidated net income before federal income taxes by the expected federal income tax rate. The difference between the amount of tax at the U.S. federal income tax rate of 35% and the consolidated tax provision is summarized as follows:

                                                        2000             1999              1998
                                                      ---------       ----------        ---------
Tax expense at 35%                                   $   68,787       $   45,697        $  50,443
Increase in income taxes resulting
from:
   Differential earnings amount                               -            3,010            2,681
   Dividends received deduction                         (13,042)          (1,712)          (2,206)
   Other                                                  2,100            4,011            6,771
                                                     ----------       ----------        ---------
FEDERAL INCOME TAX EXPENSE                           $   57,845       $   51,006        $  57,689
                                                     ==========       ==========        =========

--------------------------------------------------------------------------------
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------

The make up of the tax expense/(benefit) is as follows:

                                                         2000             1999               1998
                                                       --------        ---------           ---------
Continuing operations                                 $  57,741        $  66,324          $   57,019
Discontinued operations:
   Operations                                               104           (2,137)                670
   Sale                                                       -          (13,181)                  -
                                                      ---------        ---------          ----------
TOTAL FEDERAL INCOME TAX EXPENSE                      $  57,845        $  51,006          $   57,689
                                                      =========        =========          ==========

As a mutual life insurance company, the Company is subject to Internal Revenue Code provisions which require mutual, but not stock, life insurance companies to increase each year's taxable income by a Differential Earnings Amount (DEA). This amount is computed by multiplying the Company's average taxable equity base by a prescribed rate, which is intended to reflect the difference between stock and mutual companies' earnings rates.

The Internal Revenue Service has examined the Company's income tax returns through the year 1994 and is currently examining years 1995 through 1997. Management believes that an adequate provision has been made for potential assessments.

6. BENEFIT PLANS:

The following table summarizes the funded status and accrued benefit cost for the Company's defined benefit plans and other postretirement benefit plans as of December 31:

                                                    PENSION BENEFITS                OTHER BENEFITS
                                                    ----------------                --------------
                                                   2000          1999             2000          1999
                                               ----------    ----------       ----------     ---------
Benefit Obligation                             $  (82,239)   $  (90,293)      $  (17,854)    $ (27,808)
Fair value of plan assets                          58,647        63,616                -             -
                                               ----------    ----------       ----------     ---------
Funded Status                                  $  (23,592)   $  (26,677)      $  (17,854)    $ (27,808)
                                              ===========    ==========       ==========     =========

Accrued benefit cost recognized in the
   consolidated balance sheet                  $  (28,945)   $  (25,861)      $  (41,838)    $ (44,205)

The weighted-average assumptions used to measure the actuarial present value of the projected benefit obligation were:

                                                    PENSION BENEFITS                OTHER BENEFITS
                                                    ----------------                --------------
                                                   2000          1999             2000          1999
                                               ----------    ----------       ----------     ---------

Discount rate                                    7.75%          6.75%            7.75%         6.75%
Expected return on plan assets                   8.00%          8.00%               -             -
Rate of compensation increase                    5.50%          5.50%            5.50%         5.00%

At December 31, 2000, the assumed health care cost trend rate used in measuring the accumulated postretirement benefit obligation was 9% for 2001, grading to 5% for 2006. At December 31, 1999, the assumed health care cost trend rate used in measuring the accumulated postretirement benefit obligation was 8% for 2000, grading to 5% for 2004. At December 31, 1998, the assumed health care cost trend rate used in measuring the accumulated postretirement benefit obligation was 8% for 1999, grading to 5% for 2004. Assumed health care cost trend rates

--------------------------------------------------------------------------------
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------

have a significant effect on the amounts reported for the health care plans. During 2000, the Company amended its postretiree health plans to change the level of certain benefits, which reduced the benefit obligation as of December 31, 2000.

The contributions made and the benefits paid from the plans were:

                                                    PENSION BENEFITS                OTHER BENEFITS
                                                    ----------------                --------------
                                                   2000          1999             2000          1999
                                               ----------    ----------       ----------     ---------
Benefit cost (savings) recognized in            $  4,865      $  5,072         $  (823)      $   1,140
   consolidated income statement

Employer contribution                              1,781         1,741           1,543           1,493
Plan participants' contibution                         -             -               -               -
Benefits paid                                      3,727         3,593           1,543           1,493

The Company maintains four defined contribution pension plans for substantially all of its employees and full-time agents. For two plans, designated contributions of up to 6% or 8% of annual compensation are eligible to be matched by the Company. Contributions for the third plan are based on tiered earnings of full-time agents. The last plan, which covers employees of a subsidiary, are determined on a discretionary basis by the Board of Directors of that subsidiary. For the years ended December 31, 2000, 1999 and 1998, the expense recognized for these plans was $14,223, $11,192 and $9,526, respectively. The estimated fair value of the defined contribution plans' assets at December 31, 2000 and 1999 was $310,051 and $300,170, respectively.

7. REINSURANCE:

The Company has assumed and ceded reinsurance on certain life and annuity contracts under various agreements. Reinsurance permits recovery of a portion of losses from reinsurers, although the Company remains primarily liable as the direct insurer on all risks reinsured. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial condition of present reinsurers to ensure that amounts due from reinsurers are collectible. The table below highlights the amounts shown in the accompanying financial statements.

                                                             ASSUMED             CEDED TO
                                          GROSS             FROM OTHER             OTHER                  NET
                                         AMOUNT             COMPANIES            COMPANIES              AMOUNT
                                     ----------------     ---------------     ----------------      ----------------
   DECEMBER 31, 2000:
     Life Insurance in Force          $ 37,108,237           $ 326,027         $ 10,108,995          $ 27,325,269
     Premiums                              153,853                   -               23,726               130,127
     Benefits                              442,273               7,272               39,636               409,909
     Reserves                            5,299,760                 176              243,802             5,056,134

   DECEMBER 31, 1999:
     Life Insurance in Force          $ 33,554,483           $ 353,382         $  8,185,527          $ 25,722,338
     Premiums                              149,187               6,399               16,803               138,783
     Benefits                              455,518              15,629               32,705               438,442
     Reserves                            5,446,024                 175              220,656             5,225,543

--------------------------------------------------------------------------------
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------

During 1998, the Company had gross premiums of $166,708, assumed premiums of $10,586 and ceded premiums of $5,940 and gross benefits of $457,239, assumed benefits of $15,710 and ceded benefits of $17,913. Reinsurance receivables with a carrying value of $223,386 and $205,559 were associated with a single reinsurer at December 31, 2000 and 1999, respectively.

For the years ended December 31, 2000 and 1999, the above numbers include premiums from discontinued operations of $969 and $8,267, respectively, and benefits from discontinued operations of $702 and $8,651, respectively.

During 1999, the Company decided to exit the Disability Income (DI) line of business and entered into an indemnity reinsurance agreement with Christian Mutual Life Insurance Company and ACE Bermuda LTD. (the Reinsurers) to cede all of its remaining risk associated with this line. Under the agreement, effective July 1, 1999, the Company agreed to transfer assets with a fair market value of $167,750 to reinsure net liabilities of $139,889. The Company recognized a pre-tax loss of $37,661 on this transaction, including costs of sale. Under the agreement, 95% of the assets and liabilities were transferred to the Reinsurers effective July 1, 1999, and the assets were placed in a trust which names the Company as the beneficiary. As of December 31, 2000 and 1999, the Company had a reinsurance recoverable from the Reinsurers of $155,428 and $141,707, respectively, which was secured by investment grade securities with a market value of $159,915 and $155,046 held in trust. The remaining 5% of the related assets are being held in an escrow account under the Company's control. Accordingly, reserves for payment of future policy benefits at December 31, 2000 and 1999 include $8,180 and $7,458, respectively related to the remaining 5% of the business.

As this transaction represented the disposal of a segment of business, the Company modified the presentation in the accompanying income statements to separate the results of operations attributable to this business. Revenue from discontinued operations for the years ended December 31, 2000, 1999 and 1998 were $1,809, $16,855 and $28,854, respectively.

8. COMMITMENTS AND CONTINGENCIES:

The Company and its subsidiaries are involved in various pending or threatened legal and/or regulatory proceedings arising from the conduct of its business. Most of these proceedings are routine in the ordinary course of business, although some involve extra-contractual damages in addition to other damages. In addition, the regulators within the insurance and brokerage industries continue to focus on market conduct and compliance issues. The Company monitors sales materials and compliance procedures and makes extensive efforts to minimize any potential liabilities in this area. Insurance companies are also subject to assessments, up to statutory limits, by state guaranty funds for losses of policyholders of insolvent insurance companies. In the opinion of management, after consultation with legal counsel and a review of available facts, the outcome of the proceedings and assessments are not likely to have a material adverse effect on the financial position of the Company.

During 2000, the Reinsurers associated with the disposition of the DI line of business failed to perform their obligations required under the reinsurance agreement and notified the Company of their desire to rescind the agreement. The Company has demanded arbitration of the rescission issue and is seeking rulings in arbitration that the Reinsurers are not entitled to rescission. The arbitration proceedings are at an early stage; however, based on the information currently available, management is not aware of any facts that would support the rescission remedy sought by the Reinsurers. In addition, the Reinsurers' obligations were secured with assets deposited into trust at closing. Because the Company has access to those assets as a resource with which to pay claims, management does not expect that the Reinsurers' failure to perform is likely to have a material adverse effect on the overall financial position of the Company.

--------------------------------------------------------------------------------
              NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
                                 (IN THOUSANDS)
--------------------------------------------------------------------------------

The Company, in the ordinary course of business, extends commitments relating to its investment activities. As of December 31, 2000, the Company had outstanding commitments totaling $81,520 relating to these investment activities. The fair value of these commitments approximates the face amount.

9. STATUTORY  INFORMATION:

State insurance regulatory authorities prescribe or permit statutory accounting practices for calculating net income and capital and surplus which differ in certain respects from generally accepted accounting principles (GAAP). The significant differences relate to deferred acquisition costs, which are charged to expenses as incurred; federal income taxes, which reflect amounts that are currently taxable; and benefit reserves, which are determined using prescribed mortality, morbidity and interest assumptions, and which, when considered in light of the assets supporting these reserves, adequately provide for obligations under policies and contracts. In addition, the recording of impairments in the value of investments generally lags recognition under GAAP.

The combined insurance companies' statutory capital and surplus at December 31, 2000 and 1999 was $680,308 and $558,700, respectively. The combined insurance companies' net income, determined in accordance with statutory accounting practices, for the years ended December 31, 2000, 1999 and 1998, was $122,792, $76,680 and $83,676, respectively.

The National Association of Insurance Commissioners has released a revised comprehensive guide to Statutory Accounting Principles, the Accounting Practices and Procedures Manual - version effective January 1, 2001, (referred to as Codification) to provide a consistent basis of statutory accounting effective for years ending December 31, 2001. The domiciliary states of the Company and its insurance subsidiary have adopted the provisions of the revised manual. The revised manual has changed, to some extent, prescribed statutory accounting practices and will result in changes to the accounting practices that the Company and its insurance subsidiary use to prepare statutory-based financial statements. The Company does not expect the adoption of the provisions of the revised manual to have a material effect on its statutory capital and surplus.

REPORT OF INDEPENDENT AUDITORS


The Board of Trustees
The Penn Mutual Life Insurance Company
Philadelphia, Pennsylvania

We have audited the accompanying consolidated balance sheets of The Penn Mutual Life Insurance Company and subsidiaries as of December 31, 2000 and 1999, and the related consolidated income statements, statements of changes in equity, and statements of cash flows for each of the three years in the period ended December 31, 2000. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of The Penn Mutual Life Insurance Company and subsidiaries as of December 31, 2000 and 1999, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States.


                                                          /s/ Ernst & Young, LLP

Philadelphia, Pennsylvania
January 29, 2001

                                     PART C


                                Other Information

Item 24.       Financial Statements and Exhibits

               (a)   Financial Statements included in Part B:

                     Financial Statements of Penn Mutual Variable Annuity Account III:

                     Report of Independent Auditors
                     Statement of Assets and Liabilities - December 31, 2000 and 1999
                     Statement of Operations - For the years ended December 31, 2000, 1999 and 1998
                     Statements of Changes in Net Assets - For the years ended December 31, 2000, 1999 and 1998
                     Notes to Financial Statements

                     Financial Statements of The Penn Mutual Life Insurance
                     Company:
                     Report of Independent Auditors
                     Statements of Financial Condition at December 31, 2000, and 1999
                     Statements of Operations and Surplus for the years ended December 31, 2000, 1999, and 1998
                     Statements of Cash Flows for the years ended December 31, 2000, 1999 and 1998

                     Notes to Financial Statements

               (b)   Exhibits

                     1.     (a)     Resolutions of Executive Committee of Board
                                    of Trustees of The Penn Mutual Life
                                    Insurance Company authorizing the
                                    establishment of the Registrant. Previously filed as Exhibit 1(a) to this Registration
                                    Statement on September 3, 1998 (File No.
                                    333-62811 and Accession No.
                                    0001036050-98-001504) and incorporated
                                    herein by reference.

                            (b) Resolutions of Executive Committee of Board of Trustees of the Penn Mutual Life Insurance Company authorizing investments of the Registrant. Previously filed as Exhibit 1(b) to Post-Effective Amendment No. 1 to the Registration Statement on April 27, 1999 (File No. 333-62825 and Accession No. 0000950116-99-000834) and incorporated herein by reference.

                     2.             Not applicable

                     3.     (a)(1)  Sales Support Agreement between The Penn
                                    Mutual Life Insurance Company and Horner,
                                    Townsend & Kent, Inc., a wholly-owned
                                    subsidiary of Penn Mutual. Previously filed as Exhibit 3(a) to Pre-Effective Amendment No. 1 to this Registration Statement on November 30, 1998 (File No. 333-62811 and
                                    Accession No. 0001036050-98-002055) and
                                    incorporated herein by reference.

                            (a)(2) Schedule I to the Sales Support Agreement between The Penn Mutual Life Insurance Company and Horner, Townsend & Kent, Inc., a wholly-owned subsidiary of Penn Mutual. Previously filed as exhibit 3(a)(2) to Pre-Effective Amendment No. 1 to the Registration Statement on September 28, 2000 (File No. 333-39804 and Accession No. 0000950116-00-002423) and incorporated herein by reference.

                            (b) Form of Distribution Agreement between The Penn Mutual Life Insurance Company and Horner, Townsend & Kent, Inc., a wholly-owned subsidiary of Penn Mutual. Previously filed as Exhibit 3(b) to Pre-Effective Amendment No. 1 to this Registration Statement on November 30, 1998 (File No. 333- 62811 and Accession No. 0001036050-98-002055) and incorporated herein by reference.

                            (c) Form of Agent's Agreement relating to broker-dealer supervision. Previously filed as Exhibit 3(c) to this Registration Statement on September 3, 1998 (File No. 333-62811 and Accession No.
                                    0001036050-98-001504) and incorporated
                                    herein by reference.

                            (d) Form of Broker-Dealer Selling Agreement (for broker-dealers licensed to sell variable annuity contracts and/or variable life insurance contracts under state insurance laws). Previously filed as Exhibit 3(d) to Pre-Effective Amendment No. 1 to this Registration Statement on November 30, 1998 (File No. 333- 62811 and Accession No. 0001036050-98-002055) and incorporated herein by reference.

                            (e) Form of Broker-Dealer Selling Agreement (for broker-dealers with affiliated corporations licensed to sell variable annuity contracts and/or variable life insurance contracts under state insurance laws. Previously filed as Exhibit 3(e) to the Post-Effective Amendment to the Registration Statement on April 27, 1999 (File No. 333-62825 and
                                    Accession No. 0000950116-99-000834) and
                                    incorporated herein by reference.

                            (f)     Form of Addendum (Form 98-1) to
                                    Broker-Dealer Selling Agreement. Previously filed as Exhibit 3(f) to this Registration Statement on September 3, 1998 (File No. 333-62811 and Accession No.
                                    0001036050-98-001504) and incorporated
                                    herein by reference.

                            (g)     Schedule A to Broker-Dealer Selling
                                    Agreement (PM5749 04/01). Filed herewith.

                     4.     (a)     Individual Variable and Fixed Annuity
                                    Contract (Form VAA-98). Previously filed as
                                    Exhibit 4(a) to Pre-Effective Amendment No.
                                    1 to this Registration Statement on November
                                    30, 1998 (File No. 333-62811 and Accession
                                    No. 0001036050-98-002055) and incorporated
                                    herein by reference.

                            (b) Rider -- Guaranteed Minimum Death Benefit -- Rising Floor (GDBRF-98). Previously filed as
                                    Exhibit 4(b) to Pre-Effective Amendment No.
                                    1 to this Registration Statement on November
                                    30, 1998 (File No. 333-628115 and Accession
                                    No. 0001036050-98-002055) and incorporated
                                    herein by reference.

                            (c) Rider -- Guaranteed Minimum Death Benefit -- Step Up (GDBSU-98). Previously filed as
                                    Exhibit 4(c) to Pre-Effective Amendment No.
                                    1 to this Registration Statement on November
                                    30, 1998 (File No. 333-62811 and Accession
                                    No. 0001036050-98-002055) and incorporated
                                    herein by reference.

                            (d) Endorsement No. 1534-96 to Individual Variable and Fixed Annuity Contract. Previously filed as Exhibit 4(d) to this Registration Statement on September 3, 1998 (File No. 333-62811 and Accession No. 0001036050-98-001504) and incorporated herein by reference.

                            (e) Endorsement No. 1542-97 to Individual Variable and Fixed Annuity Contract. Previously filed as Exhibit 4(e) to this Registration Statement on September 3, 1998 (File No. 333-62811 and Accession No. 0001036050-98-001504) and incorporated herein by reference.

                            (f) Endorsement No. 1536-98 to Individual Variable and Fixed Annuity Contract. Previously filed as Exhibit 4(f) to Pre-Effective Amendment No. 1 to the Registration Statement on February 24, 1999 (File No. 333-62811 and Accession No. 0000950116-99-000291) and incorporated herein by reference.

                            (g) Endorsement No. 1720-01 to Individual Variable and Fixed Annuity Contract. Previously filed as Exhibit 4(g) to Post-Effective Amendment No. 4 to the Registration Statement on February 20, 2001 (File No. 333-62811 and Accession No. 0000950116-01-000282) and incorporated herein by reference.

                            (h) Endorsement No. 1721-01 to Individual Variable and Fixed Annuity Contract. Previously filed as Exhibit 4(h) to Post-Effective Amendment No. 4 to the Registration Statement on February 20, 2001 (File No. 333-62811 and Accession No. 0000950116-01-000282) and incorporated herein by reference.

                            (i) Endorsement No. 1718-01 Charitable Remainder Trust. Previously filed as Exhibit 4(c) to Post-Effective Amendment No. 1 to the Registration Statement on April 19, 2001. (File No. 333-39804 and Accession No. 0000950116-01-000684) and incorporated herein by reference.

                            (j)     Rider - Cumulative Free Withdrawal
                                    (CFWB-01). Filed herewith

                            (k) Rider - Estate Enhancement Rider (EEDB-01). Filed herewith.

                     5. Application (Form PM5790) for Individual Variable Annuity Contract. Previously filed as Exhibit 5 to this Registration Statement on September 3, 1998 (File No. 333-62811 and Accession No. 0001036050-98-001504) and
                                    incorporated herein by reference.

                     6.     (a)     Charter of The Penn Mutual Life Insurance
                                    Company (May 1983). Previously filed as
                                    Exhibit 6(a) to this Registration Statement on September 3, 1998 (File No. 333-62811 and
                                    Accession No. 0001036050-98-001504) and
                                    incorporated herein by reference.

                            (b) By-laws of The Penn Mutual Life Insurance Company, as amended through February 21, 1997. Previously filed as Exhibit 6(b) to this Registration Statement on September 3, 1998 (File No. 333-62811 and Accession No. 0001036050-98-001504) and incorporated herein by reference.

                     7.             None

                     8.     (a)(1)  Form of Sales Agreement between The Penn
                                    Mutual Life Insurance Company and Neuberger
                                    & Berman Advisers Management Trust.
                                    Previously filed as Exhibit 8(b)(1) to this Registration Statement on September 3, 1998 (File No. 333-62811 and Accession No. 0001036050-98-001504) and incorporated herein by reference.

                            (a)(2)  Form of Assignment and Modification
                                    Agreement between Neuberger & Berman
                                    Management Incorporated, Neuberger & Berman
                                    Advisers Management Trust, Advisers Managers
                                    Trust and The Penn Mutual Life Insurance
                                    Company. Previously filed as Exhibit 8(b)(2) to this Registration Statement on September 3, 1998 (File No. 333-62811 and Accession No. 0001036050-98-001504) and incorporated herein by reference.

                            (a)(3) Amendment to Fund Participation Agreement between The Penn Mutual Life Insurance Company and Neuberger & Berman Advisers Management Trust. Previously filed as
                                    Exhibit 8(b)(3) to Post-Effective Amendment
                                    No.5 to the Registration Statement of Penn
                                    Mutual Variable Life Account I on April 30,
                                    1997 (File No. 33-54662 and Accession No.
                                    0000950109-97-003328) and incorporated
                                    herein by reference.

                            (b) Form of Sales Agreement between The Penn Mutual Life Insurance Company and Penn Series Funds, Inc. Previously filed as
                                    Exhibit 8(b) to the Registration Statement on June 21, 2000 (File No. 333-39804 and
                                    Accession No. 0000950116-00-001502) and
                                    incorporated herein by reference.

                            (c) Form of Participation Agreement between The Penn Mutual Life Insurance Company, Variable Insurance Products Fund and Fidelity Distributors Corporation. Previously filed as Exhibit 8(d) to this Registration Statement on September 3, 1998 (File No. 333-62811 and Accession No. 0001036050-98-
                                    001504) and incorporated herein by
                                    reference.

                            (d) Form of Participation Agreement between The Penn Mutual Life Insurance Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation. Previously filed as Exhibit 8(e) to this Registration Statement on September 3, 1998 (File No. 333-62811 and Accession No. 0001036050-98-
                                    001504) and incorporated herein by
                                    reference.

                            (e) Participation Agreement between The Penn Mutual Life Insurance Company, Morgan Stanley Universal Funds, Inc., Morgan Stanley Asset Management Inc. and Miller Andersen & Sherrerd LLP. Previously filed as
                                    Exhibit 8(f) to Post-Effective Amendment No.
                                    2 to the Registration Statement of PIA
                                    Variable Annuity Account I on April 30, 1998
                                    (File No. 33-83120 and Accession No.
                                    0000950109-97-003327) and incorporated
                                    herein by reference.

                     9. Opinion and Consent of Franklin L. Best, Jr., Esq., Managing Corporate Counsel of The Penn Mutual Life Insurance Company, as to the legality of the variable annuity contracts being registered. Filed herewith.

                     10.    (a)     Consent of Ernst & Young LLP.  Filed
                                    herewith.

                            (b)     N/A

                     11.            Not applicable.

                     12.            Not applicable.

                     13. Schedule of Computation of Performance Quotations. Filed herewith

                     14.    (a)     Powers of Attorney of Trustees (except Ms.
                                    Bloch and Messrs. Notebaert and Rock).
                                    Incorporated herein by reference to Exhibit
                                    14 to Post Effective Amendment No. 22 to
                                    Registrant's Registration Statement on Form
                                    N-4 (File No. 2-77283), as filed with the Securities and Exchange Commission
                                    (Accession No. 0001021408-97-000161) on
                                    April 29, 1997.

                            (b) Powers of Attorney of Edmond F. Notebaert and Robert H. Rock. Incorporated herein by reference to Exhibit 14(b) to Post Effective Amendment No. 24 to Registrant's Registration Statement on Form N-4 (File No. 2-77283), as filed with the Securities and Exchange Commission (Accession No. 0000950109-98- 002717) on April 24, 1998.

                            (c) Power of Attorney for Julia Chang Bloch. Incorporated herein by reference to Exhibit 14(c) to Post Effective Amendment No. 26 to Registrant's Registration Statement on Form N-4 (File No. 2- 77283), as filed with the Securities and Exchange Commission (Accession No. 0000950116-99-00164) on June
                                    11, 1999.

Item 25.      Directors and Officers of the Depositor

         The following table sets forth the names of the officers and trustees of the Depositor who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Depositor.


Name                      Position and Offices with Depositor

Robert E. Chappell        Chairman of the Board and Chief Executive Officer
                          and Member of the Board of Trustees

Daniel J. Toran           President and Chief Operating Officer and Member of
                          the Board of Trustees

Nancy S. Brodie           Executive Vice President and Chief Financial Officer

John M. Albanese          Executive Vice President, Customer Service and
                          Information Systems

Larry L. Mast             Executive Vice President, Sales and Marketing

Peter M. Sherman          Executive Vice President, Sales and Marketing

Bill D. Fife              Senior Vice President, Independence Financial Network

Ann M. Strootman          Vice President and Controller

Frederick M. Rackovan     Vice President, New Business

Laura Ritzko              Secretary

Richard F. Plush          Vice P resident and Actuary

Steven O. Miller          Vice President, Broker Dealer Network

Steven M. Herzberg        Assistant Vice President and Treasurer

         The business address of each of the Trustees and officers is The Penn Mutual Life Insurance Company, Philadelphia, PA 19172.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant

                      Penn Mutual Wholly-Owned Subsidiaries


Corporation                             Principal Business                          State of Incorporation
-----------                             ------------------                          ----------------------
The Penn Insurance and Annuity          Life Insurance and Annuities                Delaware
Company

Independence Capital                    Investment Adviser                          Pennsylvania
Management, Inc.

Penn Janney Fund, Inc.                  Investments                                 Pennsylvania

Independence Square Properties,         Holding Company                             Pennsylvania
LLC

The Pennsylvania Trust Company          Trust Company                               Pennsylvania

                       Independence Square Properties, LLC
                            Wholly-Owned Subsidiaries

Corporation                             Principal Business                          State of Incorporation
-----------                             ------------------                          ----------------------
Indepro Corporation                     Real Estate Investment                      Delaware
WPI Investment Company                  Real Estate Investment                      Delaware
Hornor, Townsend & Kent, Inc.           Registered Broker-Dealer and                Pennsylvania
                                        Investment Adviser
Penn Tallahassee Corporation            Real Estate Investment                      Florida
Janney Montgomery Scott LLC             Registered Broker-Dealer and                Delaware
                                        Investment Adviser

                               Indepro Corporation
                            Wholly-Owned Subsidiaries

Corporation                             Principal Business                          State of Incorporation
-----------                             ------------------                          ----------------------
Indepro Property Fund I                 Real Estate Investment                      Delaware
Corporation

Indepro Property Fund II                Real Estate Investment                      Delaware
Corporation

Commons One Corporation                 Real Estate Investment                      Delaware

West Hazleton, Inc.                     Real Estate Investment                      Delaware

                                       C-6

                           Janney Montgomery Scott LLC
                            Wholly-Owned Subsidiaries


Corporation                             Principal Business                          State of Incorporation
-----------                             ------------------                          ----------------------
JMS Resources, Inc.                     Oil and Gas Development                     Pennsylvania

JMS Investor Services, Inc.             Insurance Sales                             Delaware

Item 27. Number of Contract Owners

         As of March 31, 2001, there were:

          2,194 -- owners of qualified individual variable annuity contracts;
            620 -- owners of nonqualified individual variable annuity contracts.

Item 28.  Indemnification

          Section 6.2 of the By-laws of The Penn Mutual Life Insurance Company provides that, in accordance with the provisions of the Section, the Company shall indemnify trustees and officers against expenses (including attorneys' fees), judgments, fines, excise taxes and amounts paid in settlement actually and reasonably incurred in connection with actions, suits and proceedings, to the extent such indemnification is not prohibited by law, and may provide other indemnification to the extent not prohibited by law. The By-laws are filed as Exhibit 6(b) to this Registration Statement and are incorporated in this Post-Effective Amendment by reference.

          Pennsylvania law (15 Pa. C.S.A.ss.ss.1741-1750) authorizes Pennsylvania corporations to provide indemnification to directors, officers and other persons.

          Penn Mutual owns a directors and officers liability insurance policy covering liabilities directors and officers of Penn Mutual and its subsidiaries may incur in acting as directors and officers.

          Selling Agreements entered into by The Penn Mutual Life Insurance Company ("Penn Mutual") and its subsidiary, Hornor, Townsend & Kent, Inc. ("HTK") with securities brokers and insurance agents generally provide for indemnification of Penn Mutual and HTK and their directors and officers in the event of liability resulting from unauthorized acts of the brokers and insurance agents.

          Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters

          Hornor Townsend & Kent, Inc. serves as principal underwriters of the securities of the Registrant.

          Hornor, Townsend & Kent, Inc. - Directors and Officers

          Daniel J. Toran, Chairman of the Board
          John J. Gray, Director
          Larry L. Mast, Director
          Nina M. Mulrooney, Director
          Ronald C. Zimmerman, Director, President and Chief Executive Officer

          Henry R. Buck, Assistant Vice President and Treasurer
          Joseph R. Englert, Vice President, Trading and Operations Elizabeth A. Knoll, Assistant Treasurer
          Robert Lagay, JD, Vice President, Compliance
          Edward G. Pecelli - Vice President, Sales and Marketing
          Franklin L. Best, Jr., Counsel
          Laura M. Ritzko, Secretary
          Eileen M. Tkacik, Auditor

          The principal business address of Mr. Gray is Janney, Montgomery, Scott LLC, 1801
          Market Street, Philadelphia, Pennsylvania.
          The principal business address of Mses. Mulrooney, Ritzko and Tkacik and Messrs. Mast, Toran and Best is
          The Penn Mutual Life Insurance Company,
          Philadelphia, Pennsylvania, 19172.  The
          principal business address of the other directors and officers is Hornor, Townsend & Kent, Inc.,
          600 Dresher Road, Horsham, Pennsylvania.

          Commissions and Other Compensation Received By Each Principal Underwriter During Last Fiscal Year


                    Net Underwriting
Name of Principal   Discounts and      Compensation on    Brokerage           Other
Underwriter         Commissions        Redemption         Commissions         Compensation
------------------  -----------------  -----------------  ------------------  -----------------
Hornor,             $235,109           $0                 $0                  $0
Townsend &
Kent, Inc.

Item 30.  Location of Accounts and Records

          The name and address of the person who maintains physical possession of each account, book or other documents required by Section 31(a) of the Investment Company Act of 1940 is as follows:

          The Penn Mutual Life Insurance Company
          600 Dresher Road
          Horsham, Pennsylvania  19044

Item 31.  Management Services

          See "Administrative and Recordkeeping Services" in Part B of this Registration Statement.

Item 32.  Undertakings

          The Penn Mutual Life Insurance Company hereby undertakes:

          (a) to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

          (b) to include either (1) as part of any application to purchase a contract or account offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information;

          (c) to deliver any statement of additional information and any financial statements required to be made available under Form N-4 promptly upon written or oral request.

               Restrictions on withdrawals under Section 403(b) Contracts are imposed in reliance upon, and in compliance with, a no-action letter issued by the Chief of the Office of Insurance Products and Legal Compliance of the Securities and Exchange Commission to the American Council of Life Insurance on November 28, 1988.

               The Penn Mutual Life Insurance Company represents that the fees and charges deducted under the Individual Variable and Fixed Annuity Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Registrant.

                                   SIGNATURES

         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment No. 5 of this Registration Statement and has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, by the undersigned, thereunto duly authorized, in the Township of Horsham and Commonwealth of Pennsylvania on this 20th day of April, 2001.

                                PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
                                          (Registrant)

                                By:  THE PENN MUTUAL LIFE INSURANCE COMPANY
                                         (Depositor)

                                By:        /s/Robert E. Chappell
                                          ------------------------------------
                                         Robert E. Chappell
                                         Chairman of the Board of Trustees
                                         and Chief Executive Officer

         As required by the Securities Act of 1933, this Post-Effective Amendment No. 5 to the Registration Statement has been signed by the following persons, in the capacities indicated, on the 20th day of April, 2001.

Signature                                   Title
---------                                   -----
/s/Robert E. Chappell                       Chairman of the Board of Trustees
------------------------------              and Chief Executive Officer
Robert E. Chappell

/s/ Nancy S. Brodie                         Executive Vice President and
------------------------------------        Chief Financial Officer
Nancy S. Brodie

*JULIA CHANG BLOCH                          Trustee

*JAMES A. HAGEN                             Trustee

*PHILLIP E. LIPPINCOTT                      Trustee

*JOHN F. MCCAUGHAN                          Trustee

*ALAN B. MILLER                             Trustee

*EDMOND F. NOTEBAERT                        Trustee

*ROBERT H. ROCK                             Trustee

*DANIEL J. TORAN                            Trustee

*NORMAN T. WILDE, JR.                       Trustee

*WESLEY S. WILLIAMS, JR.                    Trustee


/s/Robert E. Chappell
 ------------------------------------------------
*By:  Robert E. Chappell, attorney-in-fact

                                  EXHIBIT INDEX

EX.99.3(g)      Schedule A to Broker-Dealer Selling Agreement (PM5749 04/01).

EX.99.4(j)      Rider - Cumulative Free Withdrawal (CFWB-01).

EX.99.4(k)      Rider - Estate Enhancement Rider (EEDB-01).

EX.99.9 Opinion and Consent of Franklin L. Best, Jr., Esq., Managing Corporate Counsel of The Penn Mutual Life Insurance Company, as to the legality of the variable annuity contracts being registered.

EX.99.10(a)     Consent of Ernst & Young LLP.

EX.99.13        Schedule of Computation of Performance Quotations.